UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4118

Fidelity Securities Fund
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	October 31, 2012

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ®
Growth & Income Portfolio -
Growth & Income
Class K

October 31, 2012

1.809089.109

GAI-QTLY-1212

Investments October 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.3%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 11.5%
Auto Components - 0.5%
Gentex Corp.	925,802	$ 15,942
Johnson Controls, Inc.	441,297	11,363
		27,305
Distributors - 0.1%
Genuine Parts Co.	25,400	1,590
LKQ Corp. (a)	223,700	4,673
		6,263
Diversified Consumer Services - 0.2%
Strayer Education, Inc. (d)	230,668	13,254
Hotels, Restaurants & Leisure - 1.2%
McDonald's Corp.	654,046	56,771
Yum! Brands, Inc.	178,212	12,494
		69,265
Household Durables - 0.7%
Ryland Group, Inc.	473,343	16,032
Toll Brothers, Inc. (a)	659,793	21,780
		37,812
Leisure Equipment & Products - 0.0%
Hasbro, Inc. (d)	44,538	1,603
Media - 5.1%
Comcast Corp. Class A	3,236,100	121,386
Scripps Networks Interactive, Inc. Class A	93,399	5,671
The Walt Disney Co.	387,718	19,025
Thomson Reuters Corp. (d)	465,100	13,095
Time Warner Cable, Inc.	173,524	17,198
Time Warner, Inc.	2,177,413	94,609
Viacom, Inc. Class B (non-vtg.)	458,918	23,529
		294,513
Multiline Retail - 1.7%
Kohl's Corp.	129,391	6,894
Target Corp.	1,418,232	90,412
		97,306
Specialty Retail - 2.0%
Lowe's Companies, Inc.	3,068,143	99,346
Staples, Inc.	1,360,335	15,664
		115,010
TOTAL CONSUMER DISCRETIONARY		662,331
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - 11.7%
Beverages - 3.5%
Britvic PLC	365,500	$ 2,119
Dr Pepper Snapple Group, Inc.	913,035	39,124
Molson Coors Brewing Co. Class B	141,350	6,098
PepsiCo, Inc.	957,280	66,282
The Coca-Cola Co.	2,325,128	86,448
		200,071
Food & Staples Retailing - 2.0%
CVS Caremark Corp.	658,904	30,573
Kroger Co.	341,800	8,620
Safeway, Inc.	609,996	9,949
Walgreen Co.	1,944,314	68,498
		117,640
Food Products - 1.0%
Bunge Ltd.	47,700	3,388
Danone SA	186,779	11,481
Kellogg Co.	779,061	40,760
Tate & Lyle PLC	216,133	2,532
		58,161
Household Products - 3.3%
Colgate-Palmolive Co.	55,563	5,832
Kimberly-Clark Corp.	749,804	62,571
Procter & Gamble Co.	1,806,892	125,109
		193,512
Tobacco - 1.9%
British American Tobacco PLC sponsored ADR	685,059	68,067
Lorillard, Inc.	358,469	41,586
		109,653
TOTAL CONSUMER STAPLES		679,037
ENERGY - 11.6%
Energy Equipment & Services - 1.3%
Canadian Energy Services & Tech Credit	41,700	428
Core Laboratories NV (d)	59,100	6,126
Ensco PLC Class A	19,900	1,151
Exterran Partners LP	248,521	5,587
Fugro NV (Certificaten Van Aandelen) unit	22,689	1,534
Halliburton Co.	1,167,964	37,714
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Energy Equipment & Services - continued
Pason Systems, Inc.	137,100	$ 2,233
Schlumberger Ltd.	306,204	21,290
		76,063
Oil, Gas & Consumable Fuels - 10.3%
Apache Corp.	169,371	14,015
Atlas Pipeline Partners, LP	270,192	9,559
BP PLC sponsored ADR	700,884	30,061
Canadian Natural Resources Ltd.	546,200	16,461
Chevron Corp.	1,688,816	186,124
Exxon Mobil Corp.	1,563,536	142,548
Legacy Reserves LP	95,430	2,595
Markwest Energy Partners LP	218,555	11,852
Occidental Petroleum Corp.	441,745	34,880
Penn West Petroleum Ltd.	448,300	5,822
Royal Dutch Shell PLC Class A (United Kingdom)	1,992,062	68,353
Suncor Energy, Inc.	1,407,400	47,235
The Williams Companies, Inc.	747,880	26,168
		595,673
TOTAL ENERGY		671,736
FINANCIALS - 18.1%
Capital Markets - 4.1%
Apollo Investment Corp.	324,930	2,583
Ashmore Group PLC	2,070,400	12,152
BlackRock, Inc. Class A	97,236	18,444
Charles Schwab Corp.	4,047,163	54,960
Greenhill & Co., Inc.	122,238	5,833
KKR & Co. LP	1,770,940	26,653
Morgan Stanley	2,744,238	47,695
Northern Trust Corp.	603,251	28,823
TD Ameritrade Holding Corp.	977,356	15,335
The Blackstone Group LP	1,157,517	17,779
UBS AG	389,350	5,842
		236,099
Commercial Banks - 5.4%
City National Corp.	150,089	7,670
Comerica, Inc.	169,943	5,066
First Niagara Financial Group, Inc.	372,765	3,086
PNC Financial Services Group, Inc.	84,900	4,940
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
Standard Chartered PLC (United Kingdom)	445,933	$ 10,532
SunTrust Banks, Inc.	1,241,883	33,779
U.S. Bancorp	1,802,912	59,875
Wells Fargo & Co.	5,601,186	188,704
		313,652
Consumer Finance - 0.1%
SLM Corp.	242,018	4,255
Diversified Financial Services - 6.6%
Citigroup, Inc.	2,400,098	89,740
CME Group, Inc.	511,845	28,627
JPMorgan Chase & Co.	5,396,844	224,940
KKR Financial Holdings LLC	3,706,218	37,840
NYSE Euronext	164,350	4,069
		385,216
Insurance - 1.3%
AFLAC, Inc.	55,846	2,780
Direct Line Insurance Grup PLC	702,100	2,204
MetLife, Inc.	1,287,209	45,683
MetLife, Inc. unit (a)	364,100	16,920
Prudential Financial, Inc.	124,476	7,101
		74,688
Real Estate Investment Trusts - 0.4%
Digital Realty Trust, Inc.	88,040	5,408
MFA Financial, Inc.	512,677	4,189
PennyMac Mortgage Investment Trust	39,900	1,015
Sun Communities, Inc.	284,243	11,933
		22,545
Real Estate Management & Development - 0.1%
Beazer Pre-Owned Rental Homes, Inc. (e)	254,400	5,088
Thrifts & Mortgage Finance - 0.1%
MGIC Investment Corp. (a)	175,288	301
Radian Group, Inc.	1,386,620	6,503
		6,804
TOTAL FINANCIALS		1,048,347
HEALTH CARE - 11.5%
Biotechnology - 0.9%
Amgen, Inc.	608,104	52,628
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - 0.4%
Baxter International, Inc.	140,800	$ 8,818
St. Jude Medical, Inc.	130,187	4,981
Stryker Corp.	150,310	7,906
		21,705
Health Care Providers & Services - 2.4%
Aetna, Inc.	562,590	24,585
Cardinal Health, Inc.	245,352	10,091
McKesson Corp.	558,964	52,157
WellPoint, Inc.	827,990	50,739
		137,572
Health Care Technology - 0.2%
Quality Systems, Inc.	676,572	11,806
Life Sciences Tools & Services - 0.1%
QIAGEN NV (a)	387,783	6,767
Pharmaceuticals - 7.5%
Abbott Laboratories	613,927	40,224
AstraZeneca PLC sponsored ADR	291,600	13,530
Cardiome Pharma Corp. (a)	935,300	253
Eli Lilly & Co.	705,202	34,294
GlaxoSmithKline PLC sponsored ADR	619,254	27,805
Johnson & Johnson	1,378,397	97,618
Merck & Co., Inc.	2,568,994	117,223
Novartis AG sponsored ADR	187,000	11,306
Pfizer, Inc.	2,850,054	70,881
Sanofi SA	172,329	15,135
Teva Pharmaceutical Industries Ltd. sponsored ADR	139,395	5,634
		433,903
TOTAL HEALTH CARE		664,381
INDUSTRIALS - 12.9%
Aerospace & Defense - 3.0%
Honeywell International, Inc.	329,757	20,194
Raytheon Co.	470,812	26,629
Rockwell Collins, Inc.	740,762	39,690
The Boeing Co.	577,186	40,657
United Technologies Corp.	566,200	44,254
		171,424
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Air Freight & Logistics - 1.5%
C.H. Robinson Worldwide, Inc.	374,559	$ 22,597
United Parcel Service, Inc. Class B	851,021	62,337
		84,934
Building Products - 0.3%
Owens Corning (a)	525,631	17,656
Commercial Services & Supplies - 0.9%
Aggreko PLC	187,100	6,492
Interface, Inc.	1,080,827	15,467
Republic Services, Inc.	1,046,076	29,656
		51,615
Electrical Equipment - 0.5%
Emerson Electric Co.	342,719	16,598
Hubbell, Inc. Class B	118,808	9,947
Rockwell Automation, Inc.	49,819	3,540
		30,085
Industrial Conglomerates - 3.2%
Danaher Corp.	527,996	27,313
DCC PLC (Ireland)	122,600	3,503
General Electric Co.	6,607,953	139,163
Koninklijke Philips Electronics NV (depositary receipt) (NY Reg.)	704,646	17,673
		187,652
Machinery - 1.9%
Briggs & Stratton Corp.	220,100	4,347
Cummins, Inc.	60,961	5,705
Douglas Dynamics, Inc.	898,738	13,652
Graco, Inc.	129,866	6,241
Illinois Tool Works, Inc.	128,886	7,905
Ingersoll-Rand PLC	621,575	29,233
Lincoln Electric Holdings, Inc.	62,788	2,723
Morgan Crucible Co. PLC	597,549	2,430
PACCAR, Inc.	72,400	3,138
Schindler Holding AG (participation certificate)	52,291	6,889
Stanley Black & Decker, Inc.	382,345	26,497
		108,760
Marine - 0.2%
Irish Continental Group PLC unit	132,500	3,229
Kuehne & Nagel International AG	75,930	8,862
		12,091
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Professional Services - 0.5%
Amadeus Fire AG	71,043	$ 3,297
Bureau Veritas SA	135,500	14,389
Michael Page International PLC	2,229,263	12,965
		30,651
Road & Rail - 0.5%
J.B. Hunt Transport Services, Inc.	292,180	17,151
Kansas City Southern	62,100	4,997
Ryder System, Inc.	167,476	7,557
		29,705
Trading Companies & Distributors - 0.4%
W.W. Grainger, Inc.	59,172	11,918
Watsco, Inc.	142,944	9,770
		21,688
TOTAL INDUSTRIALS		746,261
INFORMATION TECHNOLOGY - 16.4%
Communications Equipment - 1.4%
Cisco Systems, Inc.	3,182,293	54,545
QUALCOMM, Inc.	461,804	27,050
		81,595
Computers & Peripherals - 5.2%
Apple, Inc.	449,036	267,226
EMC Corp. (a)	961,700	23,485
Hewlett-Packard Co.	715,295	9,907
		300,618
Electronic Equipment & Components - 0.1%
Arrow Electronics, Inc. (a)	189,146	6,664
Internet Software & Services - 1.7%
Google, Inc. Class A (a)	145,962	99,221
IT Services - 5.5%
Cognizant Technology Solutions Corp. Class A (a)	354,204	23,608
Fidelity National Information Services, Inc.	911,037	29,946
IBM Corp.	136,350	26,524
MasterCard, Inc. Class A	139,950	64,507
Paychex, Inc.	2,729,204	88,508
The Western Union Co.	2,193,751	27,861
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
IT Services - continued
Total System Services, Inc.	297,684	$ 6,695
Visa, Inc. Class A	370,874	51,462
		319,111
Semiconductors & Semiconductor Equipment - 0.2%
Analog Devices, Inc.	264,865	10,359
Software - 2.3%
Microsoft Corp.	4,021,469	114,753
Royalblue Group PLC	446,536	9,584
Symantec Corp. (a)	424,700	7,725
		132,062
TOTAL INFORMATION TECHNOLOGY		949,630
MATERIALS - 1.3%
Chemicals - 1.3%
Air Products & Chemicals, Inc.	185,295	14,366
Airgas, Inc.	159,226	14,166
E.I. du Pont de Nemours & Co.	247,923	11,038
Syngenta AG (Switzerland)	63,126	24,612
The Dow Chemical Co.	371,244	10,877
		75,059
TELECOMMUNICATION SERVICES - 1.3%
Diversified Telecommunication Services - 0.6%
Verizon Communications, Inc.	764,660	34,134
Wireless Telecommunication Services - 0.7%
Vodafone Group PLC sponsored ADR	1,466,642	39,922
TOTAL TELECOMMUNICATION SERVICES		74,056
UTILITIES - 2.0%
Electric Utilities - 1.3%
American Electric Power Co., Inc.	189,821	8,436
Duke Energy Corp.	86,872	5,707
FirstEnergy Corp.	802,747	36,702
ITC Holdings Corp.	63,400	5,048
NextEra Energy, Inc.	158,864	11,130
PPL Corp.	315,253	9,325
		76,348
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Multi-Utilities - 0.7%
National Grid PLC	1,276,454	$ 14,557
PG&E Corp.	274,316	11,664
Sempra Energy	175,009	12,207
		38,428
TOTAL UTILITIES		114,776
TOTAL COMMON STOCKS (Cost $5,132,898)		5,685,614
Preferred Stocks - 1.2%

Convertible Preferred Stocks - 0.9%
CONSUMER STAPLES - 0.1%
Food Products - 0.1%
Bunge Ltd. 4.875%	41,200	4,179
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Apache Corp. 6.00%	61,400	2,865
HEALTH CARE - 0.5%
Health Care Equipment & Supplies - 0.5%
Alere, Inc. 3.00%	155,507	30,868
INDUSTRIALS - 0.1%
Aerospace & Defense - 0.1%
United Technologies Corp. 7.50%	110,600	6,014
UTILITIES - 0.1%
Electric Utilities - 0.1%
PPL Corp. 8.75%	104,300	5,647
TOTAL CONVERTIBLE PREFERRED STOCKS		49,573
Nonconvertible Preferred Stocks - 0.3%
CONSUMER DISCRETIONARY - 0.3%
Automobiles - 0.3%
Volkswagen AG	86,575	17,909
TOTAL PREFERRED STOCKS (Cost $72,380)		67,482
Convertible Bonds - 0.1%
	Principal Amount (000s)	Value (000s)
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Amyris, Inc. 3% 2/27/17 (e) (Cost $5,615)	$ 5,615	$ 3,861
Money Market Funds - 1.3%
	Shares
Fidelity Cash Central Fund, 0.19% (b)	34,665,961	34,666
Fidelity Securities Lending Cash Central Fund, 0.19% (b)(c)	41,365,363	41,365
TOTAL MONEY MARKET FUNDS (Cost $76,031)		76,031
TOTAL INVESTMENT PORTFOLIO - 100.9% (Cost $5,286,924)		5,832,988
NET OTHER ASSETS (LIABILITIES) - (0.9)%		(51,820)
NET ASSETS - 100%		$ 5,781,168
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $8,949,000 or 0.2% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Amyris, Inc. 3% 2/27/17	2/27/12	$ 5,615
Beazer Pre-Owned Rental Homes, Inc.	5/3/12 - 10/23/12	$ 5,088
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 10
Fidelity Securities Lending Cash Central Fund	125
Total	$ 135
Other Information

The following is a summary of the inputs used, as of October 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 680,240	$ 680,240	$ -	$ -
Consumer Staples	683,216	679,037	4,179	-
Energy	674,601	606,248	68,353	-
Financials	1,048,347	1,037,417	5,842	5,088
Health Care	695,249	680,114	15,135	-
Industrials	752,275	752,275	-	-
Information Technology	949,630	949,630	-	-
Materials	75,059	50,447	24,612	-
Telecommunication Services	74,056	74,056	-	-
Utilities	120,423	100,219	20,204	-
Corporate Bonds	3,861	-	3,861	-
Money Market Funds	76,031	76,031	-	-
Total Investments in Securities:	$ 5,832,988	$ 5,685,714	$ 142,186	$ 5,088
Income Tax Information

At October 31, 2012, the cost of investment securities for income tax purposes was $5,315,580,000. Net unrealized appreciation aggregated $517,408,000, of which $724,462,000 related to appreciated investment securities and $207,054,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by security type and may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Small Cap Value Fund
Small Cap Value

Class F

October 31, 2012

1.823236.108

SCV-QTLY-1212

Investments October 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.6%
	Shares	Value
CONSUMER DISCRETIONARY - 12.2%
Diversified Consumer Services - 2.0%
Regis Corp. (e)	3,400,000	$ 56,644,000
Household Durables - 4.2%
KB Home (d)	2,903,200	46,393,136
Ryland Group, Inc.	799,100	27,065,517
Tempur-Pedic International, Inc. (a)(d)	1,800,000	47,592,000
		121,050,653
Media - 1.8%
Valassis Communications, Inc. (a)(d)(e)	2,065,841	53,753,183
Specialty Retail - 1.5%
Asbury Automotive Group, Inc. (a)	800,000	25,376,000
Tsutsumi Jewelry Co. Ltd.	791,400	18,151,740
		43,527,740
Textiles, Apparel & Luxury Goods - 2.7%
Hanesbrands, Inc. (a)	2,300,000	76,981,000
TOTAL CONSUMER DISCRETIONARY		351,956,576
CONSUMER STAPLES - 4.4%
Food Products - 2.7%
Chiquita Brands International, Inc. (a)(e)	3,375,000	24,333,750
Dean Foods Co. (a)	1,600,000	26,944,000
Post Holdings, Inc. (a)	884,600	27,909,130
		79,186,880
Household Products - 1.7%
Spectrum Brands Holdings, Inc.	1,062,901	48,351,366
TOTAL CONSUMER STAPLES		127,538,246
ENERGY - 5.3%
Energy Equipment & Services - 2.7%
Superior Energy Services, Inc. (a)	3,850,000	78,270,500
Oil, Gas & Consumable Fuels - 2.6%
Berry Petroleum Co. Class A	1,925,000	74,131,750
TOTAL ENERGY		152,402,250
Common Stocks - continued
	Shares	Value
FINANCIALS - 35.1%
Capital Markets - 2.8%
Monex Group, Inc.	149,703	$ 25,466,200
Waddell & Reed Financial, Inc. Class A	1,700,000	56,661,000
		82,127,200
Commercial Banks - 11.4%
Associated Banc-Corp.	4,432,650	57,136,859
CapitalSource, Inc.	8,600,000	68,026,000
City National Corp.	784,900	40,108,390
National Penn Bancshares, Inc.	4,266,604	38,100,774
PacWest Bancorp (e)	1,900,000	42,750,000
TCF Financial Corp.	7,200,000	82,367,996
		328,490,019
Consumer Finance - 0.1%
World Acceptance Corp. (a)(d)	28,600	1,909,336
Insurance - 8.2%
Alterra Capital Holdings Ltd.	2,550,000	62,296,500
Aspen Insurance Holdings Ltd.	2,100,000	67,935,000
Platinum Underwriters Holdings Ltd. (e)	1,694,139	75,219,772
ProAssurance Corp.	350,000	31,290,000
		236,741,272
Real Estate Investment Trusts - 7.5%
DCT Industrial Trust, Inc.	11,980,586	77,274,780
Franklin Street Properties Corp. (e)	4,200,117	47,923,335
Highwoods Properties, Inc. (SBI)	1,720,330	55,480,643
National Retail Properties, Inc. (d)	1,140,000	36,115,200
		216,793,958
Real Estate Management & Development - 1.1%
Forestar Group, Inc. (a)(e)	1,934,151	30,965,758
Thrifts & Mortgage Finance - 4.0%
Astoria Financial Corp. (d)(e)	5,404,051	54,202,632
Washington Federal, Inc.	3,725,000	62,505,500
		116,708,132
TOTAL FINANCIALS		1,013,735,675
HEALTH CARE - 5.9%
Health Care Equipment & Supplies - 1.0%
Integra LifeSciences Holdings Corp. (a)	750,000	28,687,500
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - 4.9%
Chemed Corp.	465,200	$ 31,284,700
MEDNAX, Inc. (a)	779,700	53,783,706
Team Health Holdings, Inc. (a)	2,127,580	56,614,904
		141,683,310
TOTAL HEALTH CARE		170,370,810
INDUSTRIALS - 14.8%
Commercial Services & Supplies - 7.8%
ACCO Brands Corp.	4,042,577	29,268,257
HNI Corp. (e)	2,700,000	74,304,000
Knoll, Inc.	1,750,000	25,182,500
Quad/Graphics, Inc. (d)(e)	2,200,000	40,326,000
United Stationers, Inc.	1,980,800	57,482,816
		226,563,573
Electrical Equipment - 2.5%
GrafTech International Ltd. (a)(e)	6,800,000	71,468,000
Machinery - 1.9%
Blount International, Inc. (a)(e)	2,975,000	39,359,250
Columbus McKinnon Corp. (NY Shares) (a)(e)	1,050,000	15,718,500
		55,077,750
Trading Companies & Distributors - 2.6%
WESCO International, Inc. (a)	1,153,633	74,847,709
TOTAL INDUSTRIALS		427,957,032
INFORMATION TECHNOLOGY - 11.8%
Communications Equipment - 2.9%
Polycom, Inc. (a)	3,400,000	34,068,000
ViaSat, Inc. (a)	1,325,000	51,463,000
		85,531,000
Electronic Equipment & Components - 5.6%
Ingram Micro, Inc. Class A (a)	3,100,000	47,120,000
Macnica, Inc.	677,400	13,330,770
Ryoyo Electro Corp. (e)	1,972,700	19,719,587
SYNNEX Corp. (a)	790,000	25,588,100
Tech Data Corp. (a)	1,275,000	56,495,250
		162,253,707
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - 1.4%
j2 Global, Inc. (d)	1,350,000	$ 40,554,000
Semiconductors & Semiconductor Equipment - 0.5%
Miraial Co. Ltd. (e)	720,200	13,712,940
Software - 1.4%
Monotype Imaging Holdings, Inc. (e)	2,654,631	40,642,401
TOTAL INFORMATION TECHNOLOGY		342,694,048
MATERIALS - 5.0%
Chemicals - 1.8%
PolyOne Corp.	2,800,000	53,004,000
Metals & Mining - 3.2%
Carpenter Technology Corp.	409,380	19,899,962
Haynes International, Inc.	550,000	27,874,000
RTI International Metals, Inc. (a)(e)	1,880,000	42,845,200
		90,619,162
TOTAL MATERIALS		143,623,162
UTILITIES - 4.1%
Electric Utilities - 1.4%
Westar Energy, Inc.	1,360,000	40,392,000
Gas Utilities - 2.7%
Southwest Gas Corp.	836,756	36,373,783
UGI Corp.	1,333,454	43,057,230
		79,431,013
TOTAL UTILITIES		119,823,013
TOTAL COMMON STOCKS (Cost $2,352,299,969)		2,850,100,812
Nonconvertible Preferred Stocks - 1.3%

CONSUMER DISCRETIONARY - 0.6%
Household Durables - 0.6%
M/I Homes, Inc. Series A, 9.75% (a)	750,400	16,471,280
Nonconvertible Preferred Stocks - continued
	Shares	Value
FINANCIALS - 0.7%
Real Estate Investment Trusts - 0.7%
DDR Corp. Series H, 7.375%	818,790	$ 20,674,448
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $20,354,770)		37,145,728
Money Market Funds - 1.2%

Fidelity Cash Central Fund, 0.19% (b)	7,179,270	7,179,270
Fidelity Securities Lending Cash Central Fund, 0.19% (b)(c)	28,219,450	28,219,450
TOTAL MONEY MARKET FUNDS (Cost $35,398,720)		35,398,720
TOTAL INVESTMENT PORTFOLIO - 101.1% (Cost $2,408,053,459)		2,922,645,260
NET OTHER ASSETS (LIABILITIES) - (1.1)%		(32,819,953)
NET ASSETS - 100%		$ 2,889,825,307
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 3,488
Fidelity Securities Lending Cash Central Fund	134,425
Total	$ 137,913
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Astoria Financial Corp.	$ 51,038,992	$ -	$ 134,410	$ 216,162	$ 54,202,632
Blount International, Inc.	37,039,161	4,861,737	-	-	39,359,250
Chiquita Brands International, Inc.	17,482,500	-	-	-	24,333,750
Columbus McKinnon Corp. (NY Shares)	15,414,197	33,512	-	-	15,718,500
Forestar Group, Inc.	22,724,438	-	1,085,444	-	30,965,758
Franklin Street Properties Corp.	32,769,200	11,387,840	-	761,007	47,923,335
GrafTech International Ltd.	62,334,250	7,692,003	-	-	71,468,000
HNI Corp.	71,739,000	-	-	648,000	74,304,000
Miraial Co. Ltd.	10,410,478	-	-	-	13,712,940
Monotype Imaging Holdings, Inc.	38,936,219	34,951	-	106,093	40,642,401
PacWest Bancorp	42,557,616	917,960	-	334,368	42,750,000
Platinum Underwriters Holdings Ltd.	64,411,165	-	-	135,531	75,219,772
Quad/Graphics, Inc.	28,908,484	5,404,970	-	550,000	40,326,000
Regis Corp.	52,452,000	4,787,419	-	186,000	56,644,000
RTI International Metals, Inc.	42,206,000	-	-	-	42,845,200
Ryoyo Electro Corp.	20,552,790	-	-	-	19,719,587
Affiliates	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Valassis Communications, Inc.	$ 35,733,655	$ 12,490,756	$ -	$ -	$ 53,753,183
Western Liberty Bancorp	2,879,407	-	3,071,972	-	-
Total	$ 649,589,552	$ 47,611,148	$ 4,291,826	$ 2,937,161	$ 743,888,308
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

The following is a summary of transfers between Level 1 and Level 2 for the period ended October 31, 2012. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing.

Transfers	Total
Level 1 to Level 2	$ 0
Level 2 to Level 1	$ 88,107,039
Income Tax Information

At October 31, 2012, the cost of investment securities for income tax purposes was $2,409,380,315. Net unrealized appreciation aggregated $513,264,945, of which $617,548,202 related to appreciated investment securities and $104,283,257 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by security type and may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor ®
Small Cap Value Fund
Class A
Class T
Class B
Class C
Institutional Class

Class A, Class T, Class B, Class C
and Institutional Class are classes of
Fidelity® Small Cap Value Fund

October 31, 2012

1.824309.108

ASCV-QTLY-1212

Investments October 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.6%
	Shares	Value
CONSUMER DISCRETIONARY - 12.2%
Diversified Consumer Services - 2.0%
Regis Corp. (e)	3,400,000	$ 56,644,000
Household Durables - 4.2%
KB Home (d)	2,903,200	46,393,136
Ryland Group, Inc.	799,100	27,065,517
Tempur-Pedic International, Inc. (a)(d)	1,800,000	47,592,000
		121,050,653
Media - 1.8%
Valassis Communications, Inc. (a)(d)(e)	2,065,841	53,753,183
Specialty Retail - 1.5%
Asbury Automotive Group, Inc. (a)	800,000	25,376,000
Tsutsumi Jewelry Co. Ltd.	791,400	18,151,740
		43,527,740
Textiles, Apparel & Luxury Goods - 2.7%
Hanesbrands, Inc. (a)	2,300,000	76,981,000
TOTAL CONSUMER DISCRETIONARY		351,956,576
CONSUMER STAPLES - 4.4%
Food Products - 2.7%
Chiquita Brands International, Inc. (a)(e)	3,375,000	24,333,750
Dean Foods Co. (a)	1,600,000	26,944,000
Post Holdings, Inc. (a)	884,600	27,909,130
		79,186,880
Household Products - 1.7%
Spectrum Brands Holdings, Inc.	1,062,901	48,351,366
TOTAL CONSUMER STAPLES		127,538,246
ENERGY - 5.3%
Energy Equipment & Services - 2.7%
Superior Energy Services, Inc. (a)	3,850,000	78,270,500
Oil, Gas & Consumable Fuels - 2.6%
Berry Petroleum Co. Class A	1,925,000	74,131,750
TOTAL ENERGY		152,402,250
Common Stocks - continued
	Shares	Value
FINANCIALS - 35.1%
Capital Markets - 2.8%
Monex Group, Inc.	149,703	$ 25,466,200
Waddell & Reed Financial, Inc. Class A	1,700,000	56,661,000
		82,127,200
Commercial Banks - 11.4%
Associated Banc-Corp.	4,432,650	57,136,859
CapitalSource, Inc.	8,600,000	68,026,000
City National Corp.	784,900	40,108,390
National Penn Bancshares, Inc.	4,266,604	38,100,774
PacWest Bancorp (e)	1,900,000	42,750,000
TCF Financial Corp.	7,200,000	82,367,996
		328,490,019
Consumer Finance - 0.1%
World Acceptance Corp. (a)(d)	28,600	1,909,336
Insurance - 8.2%
Alterra Capital Holdings Ltd.	2,550,000	62,296,500
Aspen Insurance Holdings Ltd.	2,100,000	67,935,000
Platinum Underwriters Holdings Ltd. (e)	1,694,139	75,219,772
ProAssurance Corp.	350,000	31,290,000
		236,741,272
Real Estate Investment Trusts - 7.5%
DCT Industrial Trust, Inc.	11,980,586	77,274,780
Franklin Street Properties Corp. (e)	4,200,117	47,923,335
Highwoods Properties, Inc. (SBI)	1,720,330	55,480,643
National Retail Properties, Inc. (d)	1,140,000	36,115,200
		216,793,958
Real Estate Management & Development - 1.1%
Forestar Group, Inc. (a)(e)	1,934,151	30,965,758
Thrifts & Mortgage Finance - 4.0%
Astoria Financial Corp. (d)(e)	5,404,051	54,202,632
Washington Federal, Inc.	3,725,000	62,505,500
		116,708,132
TOTAL FINANCIALS		1,013,735,675
HEALTH CARE - 5.9%
Health Care Equipment & Supplies - 1.0%
Integra LifeSciences Holdings Corp. (a)	750,000	28,687,500
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - 4.9%
Chemed Corp.	465,200	$ 31,284,700
MEDNAX, Inc. (a)	779,700	53,783,706
Team Health Holdings, Inc. (a)	2,127,580	56,614,904
		141,683,310
TOTAL HEALTH CARE		170,370,810
INDUSTRIALS - 14.8%
Commercial Services & Supplies - 7.8%
ACCO Brands Corp.	4,042,577	29,268,257
HNI Corp. (e)	2,700,000	74,304,000
Knoll, Inc.	1,750,000	25,182,500
Quad/Graphics, Inc. (d)(e)	2,200,000	40,326,000
United Stationers, Inc.	1,980,800	57,482,816
		226,563,573
Electrical Equipment - 2.5%
GrafTech International Ltd. (a)(e)	6,800,000	71,468,000
Machinery - 1.9%
Blount International, Inc. (a)(e)	2,975,000	39,359,250
Columbus McKinnon Corp. (NY Shares) (a)(e)	1,050,000	15,718,500
		55,077,750
Trading Companies & Distributors - 2.6%
WESCO International, Inc. (a)	1,153,633	74,847,709
TOTAL INDUSTRIALS		427,957,032
INFORMATION TECHNOLOGY - 11.8%
Communications Equipment - 2.9%
Polycom, Inc. (a)	3,400,000	34,068,000
ViaSat, Inc. (a)	1,325,000	51,463,000
		85,531,000
Electronic Equipment & Components - 5.6%
Ingram Micro, Inc. Class A (a)	3,100,000	47,120,000
Macnica, Inc.	677,400	13,330,770
Ryoyo Electro Corp. (e)	1,972,700	19,719,587
SYNNEX Corp. (a)	790,000	25,588,100
Tech Data Corp. (a)	1,275,000	56,495,250
		162,253,707
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - 1.4%
j2 Global, Inc. (d)	1,350,000	$ 40,554,000
Semiconductors & Semiconductor Equipment - 0.5%
Miraial Co. Ltd. (e)	720,200	13,712,940
Software - 1.4%
Monotype Imaging Holdings, Inc. (e)	2,654,631	40,642,401
TOTAL INFORMATION TECHNOLOGY		342,694,048
MATERIALS - 5.0%
Chemicals - 1.8%
PolyOne Corp.	2,800,000	53,004,000
Metals & Mining - 3.2%
Carpenter Technology Corp.	409,380	19,899,962
Haynes International, Inc.	550,000	27,874,000
RTI International Metals, Inc. (a)(e)	1,880,000	42,845,200
		90,619,162
TOTAL MATERIALS		143,623,162
UTILITIES - 4.1%
Electric Utilities - 1.4%
Westar Energy, Inc.	1,360,000	40,392,000
Gas Utilities - 2.7%
Southwest Gas Corp.	836,756	36,373,783
UGI Corp.	1,333,454	43,057,230
		79,431,013
TOTAL UTILITIES		119,823,013
TOTAL COMMON STOCKS (Cost $2,352,299,969)		2,850,100,812
Nonconvertible Preferred Stocks - 1.3%

CONSUMER DISCRETIONARY - 0.6%
Household Durables - 0.6%
M/I Homes, Inc. Series A, 9.75% (a)	750,400	16,471,280
Nonconvertible Preferred Stocks - continued
	Shares	Value
FINANCIALS - 0.7%
Real Estate Investment Trusts - 0.7%
DDR Corp. Series H, 7.375%	818,790	$ 20,674,448
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $20,354,770)		37,145,728
Money Market Funds - 1.2%

Fidelity Cash Central Fund, 0.19% (b)	7,179,270	7,179,270
Fidelity Securities Lending Cash Central Fund, 0.19% (b)(c)	28,219,450	28,219,450
TOTAL MONEY MARKET FUNDS (Cost $35,398,720)		35,398,720
TOTAL INVESTMENT PORTFOLIO - 101.1% (Cost $2,408,053,459)		2,922,645,260
NET OTHER ASSETS (LIABILITIES) - (1.1)%		(32,819,953)
NET ASSETS - 100%		$ 2,889,825,307
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 3,488
Fidelity Securities Lending Cash Central Fund	134,425
Total	$ 137,913
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Astoria Financial Corp.	$ 51,038,992	$ -	$ 134,410	$ 216,162	$ 54,202,632
Blount International, Inc.	37,039,161	4,861,737	-	-	39,359,250
Chiquita Brands International, Inc.	17,482,500	-	-	-	24,333,750
Columbus McKinnon Corp. (NY Shares)	15,414,197	33,512	-	-	15,718,500
Forestar Group, Inc.	22,724,438	-	1,085,444	-	30,965,758
Franklin Street Properties Corp.	32,769,200	11,387,840	-	761,007	47,923,335
GrafTech International Ltd.	62,334,250	7,692,003	-	-	71,468,000
HNI Corp.	71,739,000	-	-	648,000	74,304,000
Miraial Co. Ltd.	10,410,478	-	-	-	13,712,940
Monotype Imaging Holdings, Inc.	38,936,219	34,951	-	106,093	40,642,401
PacWest Bancorp	42,557,616	917,960	-	334,368	42,750,000
Platinum Underwriters Holdings Ltd.	64,411,165	-	-	135,531	75,219,772
Quad/Graphics, Inc.	28,908,484	5,404,970	-	550,000	40,326,000
Regis Corp.	52,452,000	4,787,419	-	186,000	56,644,000
RTI International Metals, Inc.	42,206,000	-	-	-	42,845,200
Ryoyo Electro Corp.	20,552,790	-	-	-	19,719,587
Affiliates	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Valassis Communications, Inc.	$ 35,733,655	$ 12,490,756	$ -	$ -	$ 53,753,183
Western Liberty Bancorp	2,879,407	-	3,071,972	-	-
Total	$ 649,589,552	$ 47,611,148	$ 4,291,826	$ 2,937,161	$ 743,888,308
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

The following is a summary of transfers between Level 1 and Level 2 for the period ended October 31, 2012. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing.

Transfers	Total
Level 1 to Level 2	$ 0
Level 2 to Level 1	$ 88,107,039
Income Tax Information

At October 31, 2012, the cost of investment securities for income tax purposes was $2,409,380,315. Net unrealized appreciation aggregated $513,264,945, of which $617,548,202 related to appreciated investment securities and $104,283,257 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by security type and may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Blue Chip Value Fund

October 31, 2012

1.809087.109

BCV-QTLY-1212

Investments October 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.2%
	Shares	Value
CONSUMER DISCRETIONARY - 7.4%
Diversified Consumer Services - 1.3%
DeVry, Inc.	121,231	$ 3,183,526
Household Durables - 1.5%
Garmin Ltd. (d)	99,244	3,770,280
Media - 3.1%
DISH Network Corp. Class A	111,856	3,985,429
Washington Post Co. Class B (d)	10,375	3,460,166
		7,445,595
Multiline Retail - 1.5%
JCPenney Co., Inc. (d)	156,856	3,766,113
TOTAL CONSUMER DISCRETIONARY		18,165,514
CONSUMER STAPLES - 7.7%
Beverages - 1.7%
Grupo Modelo SAB de CV Series C	475,239	4,188,375
Food & Staples Retailing - 1.9%
CVS Caremark Corp.	47,693	2,212,955
Wal-Mart Stores, Inc.	31,981	2,399,215
		4,612,170
Food Products - 3.9%
Kraft Foods Group, Inc. (a)	42,867	1,949,591
Mondelez International, Inc. (a)	157,431	4,178,219
Ralcorp Holdings, Inc. (a)	47,941	3,460,861
		9,588,671
Household Products - 0.2%
Procter & Gamble Co.	6,599	456,915
TOTAL CONSUMER STAPLES		18,846,131
ENERGY - 17.0%
Energy Equipment & Services - 3.1%
Cameron International Corp. (a)	76,559	3,876,948
Halliburton Co.	36,237	1,170,093
Weatherford International Ltd. (a)	215,700	2,437,410
		7,484,451
Oil, Gas & Consumable Fuels - 13.9%
Anadarko Petroleum Corp.	83,134	5,720,451
Apache Corp.	8,100	670,275
Chevron Corp.	65,333	7,200,350
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Exxon Mobil Corp.	114,375	$ 10,427,566
Hess Corp.	71,274	3,724,779
Marathon Petroleum Corp.	37,089	2,037,299
Occidental Petroleum Corp.	35,253	2,783,577
The Williams Companies, Inc.	41,072	1,437,109
		34,001,406
TOTAL ENERGY		41,485,857
FINANCIALS - 24.6%
Capital Markets - 4.0%
Bank of New York Mellon Corp.	61,000	1,507,310
E*TRADE Financial Corp. (a)	461,915	3,861,609
Goldman Sachs Group, Inc.	11,147	1,364,281
State Street Corp.	67,733	3,018,860
		9,752,060
Commercial Banks - 7.4%
Aozora Bank Ltd.	1,378,000	3,883,878
Fifth Third Bancorp	138,600	2,013,858
KeyCorp	433,159	3,647,199
U.S. Bancorp	59,498	1,975,929
Wells Fargo & Co.	145,798	4,911,935
Zions Bancorporation	70,837	1,520,870
		17,953,669
Consumer Finance - 1.0%
Capital One Financial Corp.	41,500	2,497,055
Diversified Financial Services - 5.5%
Bank of America Corp.	182,635	1,702,158
Citigroup, Inc.	205,137	7,670,072
JPMorgan Chase & Co.	96,016	4,001,947
		13,374,177
Insurance - 4.8%
Allstate Corp.	30,100	1,203,398
Assurant, Inc.	56,086	2,120,612
Berkshire Hathaway, Inc. Class B (a)	9,644	832,759
MetLife, Inc.	26,655	945,986
RenaissanceRe Holdings Ltd.	28,152	2,290,447
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
The Chubb Corp.	18,016	$ 1,386,872
XL Group PLC Class A	118,826	2,939,755
		11,719,829
Real Estate Investment Trusts - 0.8%
Weyerhaeuser Co.	75,384	2,087,383
Thrifts & Mortgage Finance - 1.1%
Radian Group, Inc. (d)	573,799	2,691,117
TOTAL FINANCIALS		60,075,290
HEALTH CARE - 13.0%
Health Care Providers & Services - 1.1%
HCA Holdings, Inc.	90,139	2,560,849
Pharmaceuticals - 11.9%
Bristol-Myers Squibb Co.	70,141	2,332,188
Eli Lilly & Co.	22,663	1,102,102
Johnson & Johnson	64,177	4,545,015
Merck & Co., Inc.	173,295	7,907,451
Pfizer, Inc.	401,653	9,989,110
Sanofi SA sponsored ADR	73,721	3,232,666
		29,108,532
TOTAL HEALTH CARE		31,669,381
INDUSTRIALS - 7.3%
Aerospace & Defense - 2.2%
Textron, Inc.	211,610	5,334,688
Construction & Engineering - 1.1%
Jacobs Engineering Group, Inc. (a)	69,849	2,695,473
Industrial Conglomerates - 4.0%
General Electric Co.	463,831	9,768,281
TOTAL INDUSTRIALS		17,798,442
INFORMATION TECHNOLOGY - 8.5%
Communications Equipment - 0.8%
Cisco Systems, Inc.	118,800	2,036,232
Computers & Peripherals - 1.5%
Hewlett-Packard Co.	258,937	3,586,277
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - 0.9%
Corning, Inc.	195,556	$ 2,297,783
Office Electronics - 0.9%
Xerox Corp.	334,075	2,151,443
Semiconductors & Semiconductor Equipment - 0.5%
Advanced Micro Devices, Inc. (a)(d)	561,136	1,150,329
Software - 3.9%
Comverse Technology, Inc. (a)	780,321	5,142,315
Microsoft Corp.	26,358	752,126
Symantec Corp. (a)	195,946	3,564,258
		9,458,699
TOTAL INFORMATION TECHNOLOGY		20,680,763
MATERIALS - 1.6%
Metals & Mining - 1.6%
Newmont Mining Corp.	70,102	3,824,064
TELECOMMUNICATION SERVICES - 2.3%
Diversified Telecommunication Services - 0.5%
AT&T, Inc.	33,595	1,162,051
CenturyLink, Inc.	1,480	56,802
		1,218,853
Wireless Telecommunication Services - 1.8%
Sprint Nextel Corp. (a)	801,500	4,440,310
TOTAL TELECOMMUNICATION SERVICES		5,659,163
UTILITIES - 5.8%
Electric Utilities - 5.0%
Duke Energy Corp.	22,061	1,449,187
Edison International	74,569	3,500,269
FirstEnergy Corp.	92,569	4,232,255
NextEra Energy, Inc.	43,765	3,066,176
		12,247,887
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Multi-Utilities - 0.8%
Sempra Energy	25,700	$ 1,792,575
TOTAL UTILITIES		14,040,462
TOTAL COMMON STOCKS (Cost $245,606,570)		232,245,067
U.S. Treasury Obligations - 0.1%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.08% to 0.1% 11/23/12 to 12/20/12 (e) (Cost $179,985)	$ 180,000	179,986
Money Market Funds - 8.5%
	Shares
Fidelity Cash Central Fund, 0.19% (b)	12,187,467	12,187,467
Fidelity Securities Lending Cash Central Fund, 0.19% (b)(c)	8,727,365	8,727,365
TOTAL MONEY MARKET FUNDS (Cost $20,914,832)		20,914,832
TOTAL INVESTMENT PORTFOLIO - 103.8% (Cost $266,701,387)		253,339,885
NET OTHER ASSETS (LIABILITIES) - (3.8)%		(9,385,377)
NET ASSETS - 100%		$ 243,954,508
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
25 NYFE Russell 1000 Value Index Contracts	Dec. 2012	$ 1,750,500	$ (18,548)

The face value of futures purchased as a percentage of net assets is 0.7%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Includes cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $59,992.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 5,103
Fidelity Securities Lending Cash Central Fund	25,987
Total	$ 31,090
Other Information

The following is a summary of the inputs used, as of October 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 18,165,514	$ 18,165,514	$ -	$ -
Consumer Staples	18,846,131	18,846,131	-	-
Energy	41,485,857	41,485,857	-	-
Financials	60,075,290	60,075,290	-	-
Health Care	31,669,381	31,669,381	-	-
Industrials	17,798,442	17,798,442	-	-
Information Technology	20,680,763	20,680,763	-	-
Materials	3,824,064	3,824,064	-	-
Telecommunication Services	5,659,163	5,659,163	-	-
Utilities	14,040,462	14,040,462	-	-
U.S. Government and Government Agency Obligations	179,986	-	179,986	-
Money Market Funds	20,914,832	20,914,832	-	-
Total Investments in Securities:	$ 253,339,885	$ 253,159,899	$ 179,986	$ -
Derivative Instruments:
Liabilities
Futures Contracts	$ (18,548)	$ (18,548)	$ -	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended October 31, 2012. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total
Level 1 to Level 2	$ 0
Level 2 to Level 1	$ 6,089,898
Income Tax Information

At October 31, 2012, the cost of investment securities for income tax purposes was $273,105,959. Net unrealized depreciation aggregated $19,766,074, of which $15,044,519 related to appreciated investment securities and $34,810,593 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by security type and may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Dividend Growth Fund

October 31, 2012

1.809095.109

DGF-QTLY-1212

Investments October 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 12.3%
Auto Components - 0.3%
Delphi Automotive PLC	245,199	$ 7,709
Gentex Corp.	290,015	4,994
Tenneco, Inc. (a)	420,012	12,831
		25,534
Automobiles - 0.2%
Harley-Davidson, Inc.	212,256	9,925
Tesla Motors, Inc. (a)	132,500	3,727
		13,652
Diversified Consumer Services - 0.4%
American Public Education, Inc. (a)	69,200	2,521
Anhanguera Educacional Participacoes SA	698,500	12,243
DeVry, Inc.	319,028	8,378
Kroton Educacional SA unit (a)	224,200	4,482
		27,624
Hotels, Restaurants & Leisure - 2.0%
Bloomin' Brands, Inc.	531,500	7,266
Bravo Brio Restaurant Group, Inc. (a)	467,178	6,167
Brinker International, Inc.	673,531	20,745
Club Mediterranee SA (a)	541,223	8,593
Denny's Corp. (a)	4,030,974	18,542
Hyatt Hotels Corp. Class A (a)	152,998	5,584
Icahn Enterprises LP rights	1,067,316	0
Las Vegas Sands Corp.	489,346	22,725
Papa John's International, Inc. (a)	14,500	773
Ruth's Hospitality Group, Inc. (a)	922,300	6,133
Spur Corp. Ltd.	1,848,050	4,689
Starbucks Corp.	205,629	9,438
Texas Roadhouse, Inc. Class A	621,764	10,122
Yum! Brands, Inc.	322,024	22,577
		143,354
Household Durables - 0.6%
PulteGroup, Inc. (a)	616,307	10,687
Taylor Wimpey PLC	7,093,749	6,994
Whirlpool Corp.	218,602	21,353
Woongjin Coway Co. Ltd.	69,860	2,544
		41,578
Internet & Catalog Retail - 0.8%
Amazon.com, Inc. (a)	166,045	38,659
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Internet & Catalog Retail - continued
Liberty Media Corp. Interactive Series A (a)	677,279	$ 13,546
Ocado Group PLC (a)(e)	3,643,405	3,792
		55,997
Leisure Equipment & Products - 0.1%
Amer Group PLC (A Shares)	122,161	1,729
Brunswick Corp.	172,419	4,067
Fenix Outdoor AB	7,246	169
Summer Infant, Inc. (a)	225,908	348
		6,313
Media - 2.3%
Antena 3 de Television SA	464,474	1,860
Comcast Corp. Class A	1,643,678	61,654
DISH Network Corp. Class A	320,829	11,431
Liberty Media Corp. Series A (a)	39,605	2,254
McGraw-Hill Companies, Inc.	347,526	19,211
MDC Partners, Inc. Class A (sub. vtg.)	958,939	10,846
Mood Media Corp. (a)(e)	2,386,900	5,593
The Walt Disney Co.	490,112	24,050
Time Warner, Inc.	614,782	26,712
Valassis Communications, Inc. (a)	152,155	3,959
Virgin Media, Inc. (e)	50,800	1,663
		169,233
Multiline Retail - 0.3%
PPR SA	60,754	10,682
Target Corp.	193,123	12,312
The Bon-Ton Stores, Inc.	187,900	2,307
		25,301
Specialty Retail - 4.3%
Advance Auto Parts, Inc.	348,985	24,757
Ascena Retail Group, Inc. (a)	572,684	11,339
AutoZone, Inc. (a)	51,240	19,215
Bed Bath & Beyond, Inc. (a)	168,372	9,712
Best Buy Co., Inc.	518,642	7,889
Big 5 Sporting Goods Corp.	416,900	3,723
Body Central Corp. (a)(f)	1,045,408	10,444
CarMax, Inc. (a)	247,690	8,360
Express, Inc. (a)	1,111,241	12,368
Fast Retailing Co. Ltd.	29,300	6,526
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Foot Locker, Inc.	228,768	$ 7,664
Foschini Ltd.	343,408	4,986
GameStop Corp. Class A	188,178	4,296
GNC Holdings, Inc.	206,500	7,985
Home Depot, Inc.	1,031,464	63,311
Kingfisher PLC	1,640,700	7,665
Limited Brands, Inc.	325,882	15,606
Lowe's Companies, Inc.	1,128,108	36,528
MarineMax, Inc. (a)	306,940	2,526
Rent-A-Center, Inc.	222,169	7,405
Ross Stores, Inc.	83,791	5,107
SuperGroup PLC (a)(e)	1,436,787	15,500
TJX Companies, Inc.	427,454	17,795
		310,707
Textiles, Apparel & Luxury Goods - 1.0%
G-III Apparel Group Ltd. (a)	213,391	7,887
Iconix Brand Group, Inc. (a)	144,329	2,672
lululemon athletica, Inc. (a)	43,738	3,018
NIKE, Inc. Class B	200,506	18,322
PVH Corp.	230,256	25,326
Vera Bradley, Inc. (a)(e)	371,779	11,083
VF Corp.	35,568	5,566
		73,874
TOTAL CONSUMER DISCRETIONARY		893,167
CONSUMER STAPLES - 9.2%
Beverages - 2.0%
Anheuser-Busch InBev SA NV	21,800	1,823
Cott Corp.	1,102,200	8,420
Dr Pepper Snapple Group, Inc.	584,060	25,027
Monster Beverage Corp. (a)	338,908	15,139
SABMiller PLC	184,500	7,903
The Coca-Cola Co.	2,400,831	89,263
		147,575
Food & Staples Retailing - 1.9%
CVS Caremark Corp.	1,038,137	48,170
Eurocash SA	639,995	7,816
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
Rami Levi Chain Stores Hashikma Marketing 2006 Ltd.	123,760	$ 3,687
Wal-Mart Stores, Inc.	1,022,249	76,689
		136,362
Food Products - 1.3%
Danone SA	69,200	4,254
Flowers Foods, Inc.	541,849	10,669
Green Mountain Coffee Roasters, Inc. (a)	367,137	8,870
Hilton Food Group PLC	346,102	1,551
Kraft Foods Group, Inc. (a)	323,250	14,701
Marine Harvest ASA (a)	7,497,378	5,891
Mead Johnson Nutrition Co. Class A	7,300	450
Mondelez International, Inc. (a)	1,390,644	36,908
The J.M. Smucker Co.	87,046	7,455
Tyson Foods, Inc. Class A	10,900	183
WhiteWave Foods Co.	145,700	2,400
		93,332
Household Products - 1.6%
Procter & Gamble Co.	1,170,494	81,045
Reckitt Benckiser Group PLC	435,900	26,379
Unicharm Corp.	214,600	11,613
		119,037
Personal Products - 0.2%
Estee Lauder Companies, Inc. Class A	99,550	6,134
Hengan International Group Co. Ltd.	692,000	6,304
		12,438
Tobacco - 2.2%
Altria Group, Inc.	764,185	24,301
British American Tobacco PLC (United Kingdom)	271,700	13,476
Imperial Tobacco Group PLC	307,049	11,595
Lorillard, Inc.	218,111	25,303
Philip Morris International, Inc.	939,413	83,194
		157,869
TOTAL CONSUMER STAPLES		666,613
ENERGY - 11.1%
Energy Equipment & Services - 3.9%
BW Offshore Ltd.	8,972,698	5,272
Cal Dive International, Inc. (a)(e)	1,703,683	2,147
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Energy Equipment & Services - continued
Cameron International Corp. (a)	1,013,332	$ 51,315
Cathedral Energy Services Ltd.	1,248,200	7,499
Essential Energy Services Ltd.	3,982,500	8,453
Forum Energy Technologies, Inc.	40,553	905
Fugro NV (Certificaten Van Aandelen) unit	58,400	3,948
Halliburton Co.	674,564	21,782
McDermott International, Inc. (a)	1,093,259	11,709
National Oilwell Varco, Inc.	967,875	71,332
Noble Corp.	708,408	26,735
Petrofac Ltd.	65,600	1,698
Schlumberger Ltd.	759,691	52,821
Tuscany International Drilling, Inc. (a)	5,159,671	1,601
Vantage Drilling Co. (a)	5,837,278	10,741
Xtreme Drilling & Coil Services Corp. (a)	3,427,560	4,805
Xtreme Drilling & Coil Services Corp. (g)	1,117,800	1,567
		284,330
Oil, Gas & Consumable Fuels - 7.2%
Alpha Natural Resources, Inc. (a)	199,700	1,711
Americas Petrogas, Inc. (a)	2,225,900	4,636
Americas Petrogas, Inc. (a)(g)	2,665,500	5,551
Amyris, Inc. (a)(e)	896,092	2,303
Anadarko Petroleum Corp.	349,409	24,043
Apache Corp.	233,346	19,309
Bonavista Energy Corp. (e)	212,900	3,818
Bonavista Energy Corp. (a)(g)	152,100	2,728
BPZ Energy, Inc. (a)(e)	2,633,378	7,584
Cabot Oil & Gas Corp.	191,000	8,973
Canadian Natural Resources Ltd.	43,600	1,314
Chesapeake Energy Corp. (e)	379,931	7,697
Chevron Corp.	87,469	9,640
Cobalt International Energy, Inc. (a)	7,300	152
Crew Energy, Inc. (a)	982,900	7,568
Crown Point Energy, Inc. (a)	942,800	345
Crown Point Energy, Inc. (g)	4,157,416	1,519
Denbury Resources, Inc. (a)	396,621	6,080
Double Eagle Petroleum Co. (a)(f)	912,603	4,572
Emerald Oil, Inc. (a)(f)	1,160,409	6,266
Emerald Oil, Inc. warrants 2/4/16 (a)(f)	1,198,388	0
Energen Corp.	29,130	1,359
EOG Resources, Inc.	77,495	9,027
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
EQT Corp.	233,150	$ 14,136
EV Energy Partners LP	64,899	4,234
Gran Tierra Energy, Inc. (Canada) (a)	1,390,800	7,004
Halcon Resources Corp. (h)	910,000	5,888
Hess Corp.	173,956	9,091
HollyFrontier Corp.	195,822	7,565
InterOil Corp. (a)(e)	481,928	31,075
Madalena Ventures, Inc. (a)	6,304,000	1,830
Marathon Petroleum Corp.	501,388	27,541
Markwest Energy Partners LP	126,900	6,882
Murphy Oil Corp.	142,053	8,523
Noble Energy, Inc.	13,900	1,321
Northern Oil & Gas, Inc. (a)(e)	2,110,590	31,997
Northern Tier Energy LP Class A	557,400	12,096
Occidental Petroleum Corp.	463,437	36,593
Painted Pony Petroleum Ltd. (a)(g)	178,000	1,925
Painted Pony Petroleum Ltd. Class A (a)	630,500	6,818
Pan Orient Energy Corp.	739,800	2,341
Peabody Energy Corp.	612,600	17,092
Petrobank Energy & Resources Ltd. (a)	116,000	1,594
Petrominerales Ltd.	1,086,900	8,717
Phillips 66	421,135	19,861
Pioneer Natural Resources Co.	89,233	9,427
Resolute Energy Corp. (a)(e)	1,187,582	10,546
Rosetta Resources, Inc. (a)	18,204	838
Royal Dutch Shell PLC Class A sponsored ADR	317,746	21,759
SM Energy Co.	74,049	3,993
Suncor Energy, Inc.	222,600	7,471
TAG Oil Ltd. (a)	1,603,400	11,238
TAG Oil Ltd. (g)	146,900	1,030
Targa Resources Corp.	131,500	6,697
Tesoro Corp.	183,910	6,935
The Williams Companies, Inc.	1,001,092	35,028
Valero Energy Corp.	298,200	8,678
		523,959
TOTAL ENERGY		808,289
FINANCIALS - 13.4%
Capital Markets - 1.3%
Ares Capital Corp.	784,149	13,691
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Capital Markets - continued
BlackRock, Inc. Class A	72,832	$ 13,815
GP Investments Ltd. (depositary receipt) (a)	3,687,279	8,514
ICAP PLC	1,339,900	7,030
ICG Group, Inc. (a)	512,336	5,369
Invesco Ltd.	538,787	13,103
KKR & Co. LP	525,555	7,910
Monex Group, Inc.	22,026	3,747
Morgan Stanley	787,861	13,693
The Blackstone Group LP	532,263	8,176
		95,048
Commercial Banks - 3.3%
Banco Pine SA	997,744	6,976
Bank of Ireland (a)	124,509	15
CIT Group, Inc. (a)	460,398	17,136
Comerica, Inc.	227,800	6,791
Commerce Bancshares, Inc.	21,900	834
Commercial Bank of Qatar GDR (Reg. S)	948,915	3,748
Guaranty Trust Bank PLC GDR (Reg. S)	751,323	4,658
Itau Unibanco Holding SA sponsored ADR	178,481	2,602
KeyCorp	789,200	6,645
M&T Bank Corp.	112,908	11,754
Regions Financial Corp.	964,117	6,286
U.S. Bancorp	1,224,825	40,676
Wells Fargo & Co.	3,835,841	129,229
		237,350
Consumer Finance - 0.5%
Capital One Financial Corp.	626,915	37,721
Diversified Financial Services - 2.5%
Citigroup, Inc.	2,093,670	78,282
CME Group, Inc.	263,635	14,745
JPMorgan Chase & Co.	1,377,354	57,408
PICO Holdings, Inc. (a)(f)	1,405,013	31,107
		181,542
Insurance - 3.6%
AEGON NV	1,383,727	7,739
AFLAC, Inc.	343,551	17,102
Allied World Assurance Co. Holdings Ltd.	111,470	8,951
Assured Guaranty Ltd.	2,318,904	32,210
Axis Capital Holdings Ltd.	98,429	3,565
Berkshire Hathaway, Inc. Class B (a)	1,265,856	109,307
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - continued
Discovery Holdings Ltd.	36,500	$ 234
Fairfax Financial Holdings Ltd. (sub. vtg.)	19,400	7,197
Lincoln National Corp.	186,842	4,632
MetLife, Inc.	931,751	33,068
Prudential Financial, Inc.	273,016	15,576
The Travelers Companies, Inc.	189,296	13,429
Validus Holdings Ltd.	236,752	8,476
		261,486
Real Estate Investment Trusts - 1.7%
American Campus Communities, Inc.	83,300	3,774
American Tower Corp.	229,713	17,295
Beni Stabili SpA SIIQ	14,178,600	7,970
CBL & Associates Properties, Inc.	1,171,549	26,208
Cousins Properties, Inc.	655,700	5,514
Douglas Emmett, Inc.	463,359	10,866
Education Realty Trust, Inc.	1,040,600	10,958
Lexington Corporate Properties Trust	819,900	7,781
Prologis, Inc.	428,424	14,691
SL Green Realty Corp.	191,742	14,438
Sovran Self Storage, Inc.	54,487	3,149
		122,644
Real Estate Management & Development - 0.5%
CBRE Group, Inc. (a)	1,712,661	30,862
Forest City Enterprises, Inc. Class A (a)	203,286	3,263
		34,125
TOTAL FINANCIALS		969,916
HEALTH CARE - 12.2%
Biotechnology - 3.4%
Alnylam Pharmaceuticals, Inc. (a)	716,200	11,581
Amgen, Inc.	490,609	42,460
ARIAD Pharmaceuticals, Inc. (a)	711,878	15,341
AVEO Pharmaceuticals, Inc. (a)(e)	1,032,309	7,876
Biogen Idec, Inc. (a)	143,300	19,807
Biovitrum AB (a)	1,889,028	10,680
Dynavax Technologies Corp. (a)	3,717,870	15,392
Gentium SpA sponsored ADR (a)	364,345	4,055
Gilead Sciences, Inc. (a)	461,354	30,985
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
Grifols SA ADR	539,902	$ 13,584
Infinity Pharmaceuticals, Inc. (a)	440,720	9,868
Intercept Pharmaceuticals, Inc.	77,600	1,443
InterMune, Inc. (a)(e)	614,172	4,883
Isis Pharmaceuticals, Inc. (a)	331,000	2,863
KYTHERA Biopharmaceuticals, Inc.	255,000	5,605
Merrimack Pharmaceuticals, Inc. (e)	391,800	2,421
NPS Pharmaceuticals, Inc. (a)	634,835	5,866
Synageva BioPharma Corp. (a)	118,586	5,014
Synta Pharmaceuticals Corp. (a)	7,300	57
Theravance, Inc. (a)	917,861	20,661
Thrombogenics NV (a)	94,987	4,544
Vertex Pharmaceuticals, Inc. (a)	59,100	2,851
ZIOPHARM Oncology, Inc. (a)(e)	2,189,550	10,313
		248,150
Health Care Equipment & Supplies - 0.9%
Analogic Corp.	25,400	1,871
Baxter International, Inc.	64,773	4,057
Boston Scientific Corp. (a)	1,596,038	8,204
CareFusion Corp. (a)	119,642	3,178
Covidien PLC	224,884	12,357
Genmark Diagnostics, Inc. (a)	807,700	6,882
Nakanishi, Inc.	42,300	4,610
Opto Circuits India Ltd.	1,137,349	2,540
Sirona Dental Systems, Inc. (a)	183,067	10,482
Stryker Corp.	76,490	4,023
Syneron Medical Ltd. (a)	320,422	2,974
The Cooper Companies, Inc.	38,300	3,676
		64,854
Health Care Providers & Services - 3.3%
Accretive Health, Inc. (a)	1,066,744	12,577
Apollo Hospitals Enterprise Ltd.	18,148	263
BioScrip, Inc. (a)	214,300	1,974
Brookdale Senior Living, Inc. (a)	2,052,560	48,153
Centene Corp. (a)	275,055	10,447
Chemed Corp.	116,596	7,841
CIGNA Corp.	541,181	27,600
DaVita, Inc. (a)	140,079	15,762
Emeritus Corp. (a)	603,933	13,558
Express Scripts Holding Co. (a)	474,663	29,211
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
Humana, Inc.	97,116	$ 7,213
McKesson Corp.	138,876	12,959
MEDNAX, Inc. (a)	58,121	4,009
Qualicorp SA (a)	799,200	8,200
UnitedHealth Group, Inc.	733,430	41,072
		240,839
Life Sciences Tools & Services - 0.4%
Agilent Technologies, Inc.	559,968	20,153
Charles River Laboratories International, Inc. (a)	196,549	7,335
		27,488
Pharmaceuticals - 4.2%
AVANIR Pharmaceuticals Class A (a)(e)	1,508,431	4,314
Biodelivery Sciences International, Inc. (a)	453,256	2,316
Cadence Pharmaceuticals, Inc. (a)(e)	3,867,920	13,692
Cardiome Pharma Corp. (a)	2,305,800	623
Elan Corp. PLC sponsored ADR (a)	1,663,500	17,966
Endo Pharmaceuticals Holdings, Inc. (a)	32,800	940
Hi-Tech Pharmacal Co., Inc. (a)	68,865	2,159
Horizon Pharma, Inc.	3,196,305	8,246
Horizon Pharma, Inc.:
warrants 2/28/17 (a)	253,903	1
warrants 9/25/17 (a)	932,200	2
Impax Laboratories, Inc. (a)	292,896	6,224
Jazz Pharmaceuticals PLC (a)	158,400	8,511
Johnson & Johnson	1,351,126	95,687
Merck & Co., Inc.	1,984,053	90,532
Mylan, Inc. (a)	21,800	552
Novo Nordisk A/S Series B	137,937	22,113
Valeant Pharmaceuticals International, Inc. (Canada) (a)	144,900	8,096
Warner Chilcott PLC	182,102	2,109
Watson Pharmaceuticals, Inc. (a)	188,511	16,203
XenoPort, Inc. (a)	643,046	5,292
		305,578
TOTAL HEALTH CARE		886,909
INDUSTRIALS - 11.9%
Aerospace & Defense - 2.4%
GeoEye, Inc. (a)	780,262	24,477
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Aerospace & Defense - continued
Honeywell International, Inc.	445,030	$ 27,254
Meggitt PLC	2,825,241	17,599
Precision Castparts Corp.	102,411	17,724
Raytheon Co.	292,264	16,530
Textron, Inc.	789,832	19,912
Ultra Electronics Holdings PLC	192,189	5,251
United Technologies Corp.	555,226	43,396
		172,143
Air Freight & Logistics - 0.4%
FedEx Corp.	18,252	1,679
Hub Group, Inc. Class A (a)	58,316	1,808
Pacer International, Inc. (a)	697,415	2,497
United Parcel Service, Inc. Class B	355,479	26,039
		32,023
Building Products - 0.8%
Armstrong World Industries, Inc.	89,140	4,617
Lennox International, Inc.	113,786	5,695
Masco Corp.	437,066	6,595
Owens Corning (a)	841,407	28,263
Quanex Building Products Corp.	482,339	9,536
		54,706
Commercial Services & Supplies - 0.7%
Corrections Corp. of America	454,000	15,277
Multiplus SA	521,800	12,124
Republic Services, Inc.	271,305	7,691
Steelcase, Inc. Class A	804,176	8,050
Swisher Hygiene, Inc. (a)	2,081,064	2,772
Swisher Hygiene, Inc. (Canada) (a)	1,367,162	2,023
The Geo Group, Inc.	25,534	708
US Ecology, Inc.	203,063	4,819
		53,464
Construction & Engineering - 1.1%
AECOM Technology Corp. (a)	604,419	12,977
Fluor Corp.	361,680	20,200
Foster Wheeler AG (a)	1,306,235	29,090
MasTec, Inc. (a)	720,514	16,255
		78,522
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Electrical Equipment - 1.4%
Alstom SA	369,562	$ 12,622
AMETEK, Inc.	315,198	11,205
Emerson Electric Co.	503,905	24,404
Hubbell, Inc. Class B	92,642	7,756
Prysmian SpA	803,400	15,453
Regal-Beloit Corp.	353,969	23,072
Roper Industries, Inc.	86,258	9,417
		103,929
Industrial Conglomerates - 1.1%
Carlisle Companies, Inc.	72,888	4,049
General Electric Co.	3,298,148	69,459
Reunert Ltd.	495,947	4,369
		77,877
Machinery - 2.5%
Actuant Corp. Class A	487,486	13,767
Colfax Corp. (a)	215,542	7,412
Cummins, Inc.	167,684	15,692
Dover Corp.	129,995	7,568
Fiat Industrial SpA	2,771,205	30,010
GEA Group AG	108,804	3,397
Illinois Tool Works, Inc.	292,048	17,911
Ingersoll-Rand PLC	551,461	25,935
Manitowoc Co., Inc.	1,094,242	15,593
Oshkosh Truck Corp. (a)	152,983	4,586
Pentair Ltd.	25,500	1,077
Stanley Black & Decker, Inc.	321,481	22,279
Timken Co.	208,281	8,225
Valmont Industries, Inc.	43,266	5,845
		179,297
Marine - 0.0%
Ultrapetrol (Bahamas) Ltd. (a)	1,240,200	1,885
Professional Services - 0.4%
CRA International, Inc. (a)	214,916	3,598
Randstad Holding NV	446,500	14,575
Robert Half International, Inc.	261,728	7,038
		25,211
Road & Rail - 0.8%
Con-way, Inc.	21,900	638
J.B. Hunt Transport Services, Inc.	147,481	8,657
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Road & Rail - continued
Union Pacific Corp.	406,365	$ 49,995
Universal Truckload Services, Inc.	107,154	1,697
		60,987
Trading Companies & Distributors - 0.3%
Houston Wire & Cable Co.	517,408	5,728
Rush Enterprises, Inc. Class A (a)	299,696	5,694
Watsco, Inc.	151,925	10,384
		21,806
TOTAL INDUSTRIALS		861,850
INFORMATION TECHNOLOGY - 20.2%
Communications Equipment - 1.6%
Brocade Communications Systems, Inc. (a)	1,398,529	7,412
Cisco Systems, Inc.	2,670,442	45,771
Motorola Solutions, Inc.	284,997	14,729
Polycom, Inc. (a)	994,368	9,964
QUALCOMM, Inc.	415,990	24,367
Riverbed Technology, Inc. (a)	304,223	5,619
ViaSat, Inc. (a)	308,812	11,994
		119,856
Computers & Peripherals - 5.2%
Apple, Inc.	600,603	357,420
Gemalto NV (e)	168,763	15,229
Lexmark International, Inc. Class A (e)	134,900	2,868
NCR Corp. (a)	36,400	775
		376,292
Electronic Equipment & Components - 1.1%
Arrow Electronics, Inc. (a)	382,925	13,490
Avnet, Inc. (a)	639,678	18,327
Corning, Inc.	1,884,412	22,142
Flextronics International Ltd. (a)	669,751	3,864
Jabil Circuit, Inc.	387,124	6,713
Molex, Inc. (e)	305,831	7,942
Tech Data Corp. (a)	90,696	4,019
		76,497
Internet Software & Services - 2.3%
Active Network, Inc. (a)	338,061	2,995
Baidu.com, Inc. sponsored ADR (a)	83,423	8,895
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Cornerstone OnDemand, Inc. (a)	105,543	$ 2,954
Demandware, Inc.	134,699	3,999
E2open, Inc.	54,700	957
eBay, Inc. (a)	308,166	14,881
Facebook, Inc. Class B (a)(h)	488,526	9,284
Google, Inc. Class A (a)	153,602	104,414
Mail.ru Group Ltd. GDR (Reg. S)	246,600	8,224
QuinStreet, Inc. (a)	661,811	4,050
Velti PLC (a)(e)	809,700	5,911
VeriSign, Inc. (a)	73,000	2,706
		169,270
IT Services - 3.6%
Accenture PLC Class A	366,557	24,710
Amdocs Ltd.	249,754	8,259
Cognizant Technology Solutions Corp. Class A (a)	572,420	38,152
EPAM Systems, Inc.	419,105	7,536
ExlService Holdings, Inc. (a)	325,959	9,661
Fidelity National Information Services, Inc.	495,835	16,298
Fiserv, Inc. (a)	246,171	18,448
Global Payments, Inc.	171,229	7,320
Heartland Payment Systems, Inc.	110,105	2,872
Jack Henry & Associates, Inc.	18,235	693
MasterCard, Inc. Class A	39,623	18,263
Sapient Corp. (a)	633,700	6,514
ServiceSource International, Inc. (a)(e)	1,165,625	10,502
Total System Services, Inc.	32,900	740
Unisys Corp. (a)	1,145,858	19,537
Virtusa Corp. (a)	315,442	5,413
Visa, Inc. Class A	504,428	69,994
		264,912
Office Electronics - 0.3%
Xerox Corp.	2,885,981	18,586
Semiconductors & Semiconductor Equipment - 4.1%
Altera Corp.	116,551	3,552
Analog Devices, Inc.	429,940	16,815
Applied Micro Circuits Corp. (a)	364,735	2,115
ASML Holding NV	1,024,463	56,315
Avago Technologies Ltd.	448,559	14,816
Cirrus Logic, Inc. (a)	566,884	23,106
Cymer, Inc. (a)	256,645	20,452
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Freescale Semiconductor Holdings I Ltd. (a)	1,747,246	$ 15,620
LTX-Credence Corp. (a)(f)	2,667,460	14,858
MagnaChip Semiconductor Corp. (a)	347,200	3,906
Maxim Integrated Products, Inc.	644,151	17,730
Monolithic Power Systems, Inc. (a)	351,731	6,834
NXP Semiconductors NV (a)	1,066,264	25,868
ON Semiconductor Corp. (a)	763,828	4,698
RF Micro Devices, Inc. (a)	3,518,631	15,517
Samsung Electronics Co. Ltd.	21,459	25,783
Skyworks Solutions, Inc. (a)	1,006,199	23,545
Spansion, Inc. Class A	407,281	4,517
		296,047
Software - 2.0%
Adobe Systems, Inc. (a)	151,967	5,167
Autodesk, Inc. (a)	230,005	7,323
Check Point Software Technologies Ltd. (a)	281,364	12,529
Citrix Systems, Inc. (a)	376,611	23,278
Comverse Technology, Inc. (a)	3,632,060	23,935
Electronic Arts, Inc. (a)	361,690	4,467
Ellie Mae, Inc. (a)	50,979	1,274
Informatica Corp. (a)	138,426	3,757
JDA Software Group, Inc. (a)	198,523	7,572
Jive Software, Inc.	18,200	204
Nuance Communications, Inc. (a)	412,331	9,178
Oracle Corp.	969,607	30,106
Progress Software Corp. (a)	51,000	1,006
Symantec Corp. (a)	109,212	1,987
VMware, Inc. Class A (a)	113,800	9,647
Workday, Inc.	107,200	5,199
		146,629
TOTAL INFORMATION TECHNOLOGY		1,468,089
MATERIALS - 4.7%
Chemicals - 1.9%
Albemarle Corp.	119,466	6,584
Ashland, Inc.	156,993	11,170
Clariant AG (Reg.)	1,538,261	16,468
Eastman Chemical Co.	43,600	2,583
Innospec, Inc. (a)	125,805	4,074
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Chemicals - continued
Kraton Performance Polymers, Inc. (a)	120,072	$ 2,620
LyondellBasell Industries NV Class A	179,237	9,569
Monsanto Co.	112,200	9,657
PetroLogistics LP	972,622	12,566
Praxair, Inc.	39,800	4,227
Spartech Corp. (a)	1,420,959	12,163
W.R. Grace & Co. (a)	698,929	44,843
		136,524
Construction Materials - 0.1%
HeidelbergCement Finance AG	107,913	5,719
Lafarge SA (Bearer)	72,700	4,257
		9,976
Containers & Packaging - 0.3%
Nampak Ltd.	2,604,800	8,682
Rock-Tenn Co. Class A	128,497	9,405
		18,087
Metals & Mining - 2.4%
Agnico-Eagle Mines Ltd. (Canada)	174,400	9,847
Commercial Metals Co.	1,210,444	16,656
Copper Mountain Mining Corp. (a)	477,400	1,931
Endeavour Mining Corp. (a)	1,242,350	2,861
First Quantum Minerals Ltd.	278,840	6,268
Freeport-McMoRan Copper & Gold, Inc.	439,795	17,099
Goldcorp, Inc.	357,000	16,139
Iluka Resources Ltd.	443,546	4,567
Ivanplats Ltd. (g)	665,000	3,089
Ivanplats Ltd. Class A (h)	6,810,028	28,474
Newcrest Mining Ltd.	291,654	8,002
Randgold Resources Ltd. sponsored ADR	266,523	31,873
Reliance Steel & Aluminum Co.	72,916	3,962
Turquoise Hill Resources Ltd. (a)	3,324,736	25,999
		176,767
Paper & Forest Products - 0.0%
International Paper Co.	21,800	781
TOTAL MATERIALS		342,135
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - 1.0%
Diversified Telecommunication Services - 0.5%
CenturyLink, Inc.	558,452	$ 21,433
Frontier Communications Corp. (e)	1,038,889	4,904
PT Telkomunikasi Indonesia Tbk sponsored ADR	252,541	10,266
		36,603
Wireless Telecommunication Services - 0.5%
Crown Castle International Corp. (a)	18,400	1,228
SBA Communications Corp. Class A (a)	485,411	32,343
		33,571
TOTAL TELECOMMUNICATION SERVICES		70,174
UTILITIES - 2.8%
Electric Utilities - 1.4%
Edison International	380,824	17,876
ITC Holdings Corp.	150,546	11,986
NextEra Energy, Inc.	509,556	35,699
Northeast Utilities	713,080	28,024
OGE Energy Corp.	39,848	2,294
Pinnacle West Capital Corp.	72,741	3,853
		99,732
Gas Utilities - 0.1%
Atmos Energy Corp.	104,257	3,750
ONEOK, Inc.	145,666	6,890
		10,640
Independent Power Producers & Energy Traders - 0.4%
The AES Corp.	2,503,593	26,163
Multi-Utilities - 0.9%
CenterPoint Energy, Inc.	246,662	5,345
CMS Energy Corp.	148,693	3,616
PG&E Corp.	662,368	28,164
Sempra Energy	420,221	29,310
		66,435
TOTAL UTILITIES		202,970
TOTAL COMMON STOCKS (Cost $6,185,872)		7,170,112
Convertible Preferred Stocks - 0.1%
	Shares	Value (000s)
HEALTH CARE - 0.0%
Pharmaceuticals - 0.0%
KaloBios Pharmaceuticals, Inc. Series E (h)	1,403,000	$ 4,770
INFORMATION TECHNOLOGY - 0.1%
IT Services - 0.1%
Unisys Corp. Series A, 6.25%	92,200	4,923
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $11,041)		9,693
Convertible Bonds - 0.4%
	Principal Amount (000s)
ENERGY - 0.1%
Energy Equipment & Services - 0.0%
Cal Dive International, Inc. 5% 7/15/17 (g)	$ 3,660	3,070
Oil, Gas & Consumable Fuels - 0.1%
Amyris, Inc. 3% 2/27/17 (h)	7,356	5,058
TOTAL ENERGY		8,128
FINANCIALS - 0.1%
Thrifts & Mortgage Finance - 0.1%
MGIC Investment Corp. 9% 4/1/63 (d)(g)	16,623	5,496
HEALTH CARE - 0.1%
Biotechnology - 0.1%
Exelixis, Inc. 4.25% 8/15/19	9,070	9,535
INDUSTRIALS - 0.1%
Building Products - 0.1%
Aspen Aerogels, Inc. 8% 6/1/14 (h)	4,085	4,085
TELECOMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
Clearwire Communications LLC/Clearwire Finance, Inc. 8.25% 12/1/40 (g)	3,730	3,625
TOTAL CONVERTIBLE BONDS (Cost $35,936)		30,869
Money Market Funds - 2.3%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.19% (b)	56,556,578	$ 56,557
Fidelity Securities Lending Cash Central Fund, 0.19% (b)(c)	108,876,922	108,877
TOTAL MONEY MARKET FUNDS (Cost $165,434)		165,434
TOTAL INVESTMENT PORTFOLIO - 101.6% (Cost $6,398,283)		7,376,108
NET OTHER ASSETS (LIABILITIES) - (1.6)%		(118,367)
NET ASSETS - 100%		$ 7,257,741
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Security is in default.
(e) Security or a portion of the security is on loan at period end.
(f) Affiliated company

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $29,600,000 or 0.4% of net assets.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $57,559,000 or 0.8% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Amyris, Inc. 3% 2/27/17	2/27/12	$ 7,356
Aspen Aerogels, Inc. 8% 6/1/14	6/1/11	$ 4,085
Facebook, Inc. Class B	3/31/11 - 5/19/11	$ 12,216
Halcon Resources Corp.	3/1/12	$ 8,190
Ivanplats Ltd. Class A	10/23/12	$ 32,348
KaloBios Pharmaceuticals, Inc. Series E	5/2/12	$ 4,770
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 25
Fidelity Securities Lending Cash Central Fund	821
Total	$ 846
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Body Central Corp.	$ 10,585	$ 228	$ -	$ -	$ 10,444
Double Eagle Petroleum Co.	3,787	-	-	-	4,572
Emerald Oil, Inc.	-	4,260	-	-	6,266
Emerald Oil, Inc. warrants 2/14/16	-	-	-	-	-
GeoEye, Inc.	31,912	-	13,134	-	-
LTX-Credence Corp.	14,900	898	141	-	14,858
PICO Holdings, Inc.	33,875	-	-	-	31,107
Total	$ 95,059	$ 5,386	$ 13,275	$ -	$ 67,247
Other Information

The following is a summary of the inputs used, as of October 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 893,167	$ 893,167	$ -	$ -
Consumer Staples	666,613	651,314	15,299	-
Energy	808,289	808,289	-	-
Financials	969,916	962,162	7,754	-
Health Care	891,679	864,793	22,116	4,770
Industrials	861,850	859,078	2,772	-
Information Technology	1,473,012	1,463,728	9,284	-
Materials	342,135	313,661	28,474	-
Telecommunication Services	70,174	70,174	-	-
Utilities	202,970	202,970	-	-
Corporate Bonds	30,869	-	26,784	4,085
Money Market Funds	165,434	165,434	-	-
Total Investments in Securities:	$ 7,376,108	$ 7,254,770	$ 112,483	$ 8,855
Income Tax Information

At October 31, 2012, the cost of investment securities for income tax purposes was $6,412,428,000. Net unrealized appreciation aggregated $963,680,000, of which $1,371,005,000 related to appreciated investment securities and $407,325,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by security type and may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are generally categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® International Real Estate Fund

October 31, 2012

1.809077.109

IRE-QTLY-1212

Investments October 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.4%
	Shares	Value
Australia - 15.6%
Abacus Property Group unit	1,940,221	$ 4,189,217
ALE Property Group	354,109	830,737
Charter Hall Group unit	1,061,761	3,515,894
Goodman Group unit	537,871	2,473,433
Mirvac Group unit	7,626,851	11,915,164
Westfield Group unit	2,533,380	28,033,398
TOTAL AUSTRALIA		50,957,843
Bailiwick of Jersey - 1.8%
Atrium European Real Estate Ltd.	1,045,843	5,911,638
Belgium - 1.1%
Warehouses de Pauw	66,135	3,623,422
Bermuda - 3.8%
Csi Properties Ltd.	41,280,000	1,677,821
Great Eagle Holdings Ltd.	1,751,088	5,196,744
Kerry Properties Ltd.	1,090,000	5,407,772
TOTAL BERMUDA		12,282,337
Brazil - 0.9%
Bhg SA Brazil Hospitality Group (a)	59,600	589,823
Even Construtora e Incorporadora SA	353,300	1,408,990
Multiplan Empreendimentos Imobiliarios SA	26,400	773,393
TOTAL BRAZIL		2,772,206
Cayman Islands - 1.8%
KWG Property Holding Ltd.	5,944,500	3,543,666
SOHO China Ltd.	3,066,000	2,084,867
SouFun Holdings Ltd. ADR (d)	6,273	113,353
TOTAL CAYMAN ISLANDS		5,741,886
Chile - 0.5%
Parque Arauco SA	703,611	1,607,126
France - 4.8%
Altarea	11,600	1,736,582
Societe de la Tour Eiffel	33,224	1,833,204
Societe Fonciere Lyonnaise SA	96,136	4,485,840
Unibail-Rodamco	33,257	7,493,989
TOTAL FRANCE		15,549,615
Germany - 3.0%
alstria office REIT-AG	251,600	3,038,705
Common Stocks - continued
	Shares	Value
Germany - continued
Deutsche EuroShop AG	94,949	$ 3,882,800
Patrizia Immobilien AG (a)	422,989	2,979,230
TOTAL GERMANY		9,900,735
Hong Kong - 14.0%
Hang Lung Properties Ltd.	2,111,500	7,342,524
Henderson Land Development Co. Ltd.	1,155,099	8,003,667
Hysan Development Co. Ltd.	890,703	3,936,307
Lai Sun Development Co. Ltd. (a)	48,426,000	1,193,459
Magnificent Estates Ltd.	38,770,000	1,875,956
Sun Hung Kai Properties Ltd.	1,509,226	21,012,185
Wheelock and Co. Ltd.	525,000	2,296,437
TOTAL HONG KONG		45,660,535
India - 0.5%
Phoenix Mills Ltd. (a)	423,737	1,580,597
Italy - 1.0%
Beni Stabili SpA SIIQ	5,991,833	3,368,251
Japan - 18.8%
BLife Investment Corp.	623	4,908,769
Goldcrest Co. Ltd.	95,700	1,439,756
Japan Retail Fund Investment Corp.	3,107	5,662,890
Kenedix, Inc. (a)(d)	10,713	1,388,946
Mitsui Fudosan Co. Ltd.	978,000	19,760,917
Nomura Real Estate Holdings, Inc.	219,800	3,945,552
Sumitomo Realty & Development Co. Ltd.	513,000	14,163,247
Tokyu Land Corp.	568,000	3,187,574
United Urban Investment Corp.	5,560	6,686,208
TOTAL JAPAN		61,143,859
Mexico - 0.7%
Corporacion Inmobiliaria Vesta SAB de CV (d)	1,509,803	2,272,661
Russia - 0.2%
LSR Group OJSC GDR (Reg. S)	153,700	740,066
Singapore - 10.3%
Global Logistic Properties Ltd.	3,507,000	7,388,908
Mapletree Industrial (REIT)	4,610,000	5,291,031
Parkway Life REIT	3,774,000	6,311,658
UOL Group Ltd.	1,805,000	8,375,389
Wing Tai Holdings Ltd.	4,353,181	6,191,809
TOTAL SINGAPORE		33,558,795
Common Stocks - continued
	Shares	Value
Sweden - 2.5%
Castellum AB	212,300	$ 2,843,832
Hufvudstaden AB Series A	229,000	2,908,720
Wihlborgs Fastigheter AB	156,700	2,391,997
TOTAL SWEDEN		8,144,549
United Kingdom - 13.1%
Big Yellow Group PLC	1,226,900	6,771,292
Derwent London PLC	194,800	6,482,072
Hammerson PLC	1,488,229	11,330,888
Helical Bar PLC	2,194,727	6,835,560
Metric Property Investments PLC	2,880,100	4,275,940
Quintain Estates & Development PLC (a)	2,017,100	1,741,476
Safestore Holdings PLC	1,843,800	3,250,660
St. Modwen Properties PLC	636,600	2,067,982
TOTAL UNITED KINGDOM		42,755,870
TOTAL COMMON STOCKS (Cost $307,019,111)		307,571,991
Money Market Funds - 4.6%

Fidelity Cash Central Fund, 0.19% (b)	14,495,630	14,495,630
Fidelity Securities Lending Cash Central Fund, 0.19% (b)(c)	562,433	562,433
TOTAL MONEY MARKET FUNDS (Cost $15,058,063)		15,058,063
TOTAL INVESTMENT PORTFOLIO - 99.0% (Cost $322,077,174)		322,630,054
NET OTHER ASSETS (LIABILITIES) - 1.0%		3,127,148
NET ASSETS - 100%		$ 325,757,202
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 8,114
Fidelity Securities Lending Cash Central Fund	4,955
Total	$ 13,069
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

The following is a summary of transfers between Level 1 and Level 2 for the period ended October 31, 2012. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing.

Transfers	Total
Level 1 to Level 2	$ 0
Level 2 to Level 1	$ 53,003,004
Income Tax Information

At October 31, 2012, the cost of investment securities for income tax purposes was $328,503,862. Net unrealized depreciation aggregated $5,873,808, of which $20,438,072 related to appreciated investment securities and $26,311,880 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by security type and may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor International
Real Estate Fund
Class A
Class T
Class B
Class C
Institutional Class

October 31, 2012

Class A, Class T, Class B, Class C
and Institutional Class are classes of
Fidelity International Real Estate Fund

1.859110.106

AIRE-QTLY-1212

Investments October 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.4%
	Shares	Value
Australia - 15.6%
Abacus Property Group unit	1,940,221	$ 4,189,217
ALE Property Group	354,109	830,737
Charter Hall Group unit	1,061,761	3,515,894
Goodman Group unit	537,871	2,473,433
Mirvac Group unit	7,626,851	11,915,164
Westfield Group unit	2,533,380	28,033,398
TOTAL AUSTRALIA		50,957,843
Bailiwick of Jersey - 1.8%
Atrium European Real Estate Ltd.	1,045,843	5,911,638
Belgium - 1.1%
Warehouses de Pauw	66,135	3,623,422
Bermuda - 3.8%
Csi Properties Ltd.	41,280,000	1,677,821
Great Eagle Holdings Ltd.	1,751,088	5,196,744
Kerry Properties Ltd.	1,090,000	5,407,772
TOTAL BERMUDA		12,282,337
Brazil - 0.9%
Bhg SA Brazil Hospitality Group (a)	59,600	589,823
Even Construtora e Incorporadora SA	353,300	1,408,990
Multiplan Empreendimentos Imobiliarios SA	26,400	773,393
TOTAL BRAZIL		2,772,206
Cayman Islands - 1.8%
KWG Property Holding Ltd.	5,944,500	3,543,666
SOHO China Ltd.	3,066,000	2,084,867
SouFun Holdings Ltd. ADR (d)	6,273	113,353
TOTAL CAYMAN ISLANDS		5,741,886
Chile - 0.5%
Parque Arauco SA	703,611	1,607,126
France - 4.8%
Altarea	11,600	1,736,582
Societe de la Tour Eiffel	33,224	1,833,204
Societe Fonciere Lyonnaise SA	96,136	4,485,840
Unibail-Rodamco	33,257	7,493,989
TOTAL FRANCE		15,549,615
Germany - 3.0%
alstria office REIT-AG	251,600	3,038,705
Common Stocks - continued
	Shares	Value
Germany - continued
Deutsche EuroShop AG	94,949	$ 3,882,800
Patrizia Immobilien AG (a)	422,989	2,979,230
TOTAL GERMANY		9,900,735
Hong Kong - 14.0%
Hang Lung Properties Ltd.	2,111,500	7,342,524
Henderson Land Development Co. Ltd.	1,155,099	8,003,667
Hysan Development Co. Ltd.	890,703	3,936,307
Lai Sun Development Co. Ltd. (a)	48,426,000	1,193,459
Magnificent Estates Ltd.	38,770,000	1,875,956
Sun Hung Kai Properties Ltd.	1,509,226	21,012,185
Wheelock and Co. Ltd.	525,000	2,296,437
TOTAL HONG KONG		45,660,535
India - 0.5%
Phoenix Mills Ltd. (a)	423,737	1,580,597
Italy - 1.0%
Beni Stabili SpA SIIQ	5,991,833	3,368,251
Japan - 18.8%
BLife Investment Corp.	623	4,908,769
Goldcrest Co. Ltd.	95,700	1,439,756
Japan Retail Fund Investment Corp.	3,107	5,662,890
Kenedix, Inc. (a)(d)	10,713	1,388,946
Mitsui Fudosan Co. Ltd.	978,000	19,760,917
Nomura Real Estate Holdings, Inc.	219,800	3,945,552
Sumitomo Realty & Development Co. Ltd.	513,000	14,163,247
Tokyu Land Corp.	568,000	3,187,574
United Urban Investment Corp.	5,560	6,686,208
TOTAL JAPAN		61,143,859
Mexico - 0.7%
Corporacion Inmobiliaria Vesta SAB de CV (d)	1,509,803	2,272,661
Russia - 0.2%
LSR Group OJSC GDR (Reg. S)	153,700	740,066
Singapore - 10.3%
Global Logistic Properties Ltd.	3,507,000	7,388,908
Mapletree Industrial (REIT)	4,610,000	5,291,031
Parkway Life REIT	3,774,000	6,311,658
UOL Group Ltd.	1,805,000	8,375,389
Wing Tai Holdings Ltd.	4,353,181	6,191,809
TOTAL SINGAPORE		33,558,795
Common Stocks - continued
	Shares	Value
Sweden - 2.5%
Castellum AB	212,300	$ 2,843,832
Hufvudstaden AB Series A	229,000	2,908,720
Wihlborgs Fastigheter AB	156,700	2,391,997
TOTAL SWEDEN		8,144,549
United Kingdom - 13.1%
Big Yellow Group PLC	1,226,900	6,771,292
Derwent London PLC	194,800	6,482,072
Hammerson PLC	1,488,229	11,330,888
Helical Bar PLC	2,194,727	6,835,560
Metric Property Investments PLC	2,880,100	4,275,940
Quintain Estates & Development PLC (a)	2,017,100	1,741,476
Safestore Holdings PLC	1,843,800	3,250,660
St. Modwen Properties PLC	636,600	2,067,982
TOTAL UNITED KINGDOM		42,755,870
TOTAL COMMON STOCKS (Cost $307,019,111)		307,571,991
Money Market Funds - 4.6%

Fidelity Cash Central Fund, 0.19% (b)	14,495,630	14,495,630
Fidelity Securities Lending Cash Central Fund, 0.19% (b)(c)	562,433	562,433
TOTAL MONEY MARKET FUNDS (Cost $15,058,063)		15,058,063
TOTAL INVESTMENT PORTFOLIO - 99.0% (Cost $322,077,174)		322,630,054
NET OTHER ASSETS (LIABILITIES) - 1.0%		3,127,148
NET ASSETS - 100%		$ 325,757,202
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 8,114
Fidelity Securities Lending Cash Central Fund	4,955
Total	$ 13,069
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

The following is a summary of transfers between Level 1 and Level 2 for the period ended October 31, 2012. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing.

Transfers	Total
Level 1 to Level 2	$ 0
Level 2 to Level 1	$ 53,003,004
Income Tax Information

At October 31, 2012, the cost of investment securities for income tax purposes was $328,503,862. Net unrealized depreciation aggregated $5,873,808, of which $20,438,072 related to appreciated investment securities and $26,311,880 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by security type and may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Leveraged Company
Stock Fund
Leveraged Company Stock
Class K

October 31, 2012

1.809078.109

LSF-QTLY-1212

Investments October 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 85.4%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 21.4%
Auto Components - 1.1%
Delphi Automotive PLC	163,300	$ 5,134
Exide Technologies (a)(f)	3,930,293	11,987
Tenneco, Inc. (a)	97,700	2,985
TRW Automotive Holdings Corp. (a)	456,100	21,213
		41,319
Automobiles - 3.6%
Ford Motor Co.	6,790,633	75,783
General Motors Co. (a)	1,647,566	42,013
General Motors Co.:
warrants 7/10/16 (a)	445,805	7,333
warrants 7/10/19 (a)	445,805	4,578
Motors Liquidation Co. GUC Trust (a)	123,112	2,456
Toyota Motor Corp. sponsored ADR	89,500	6,934
		139,097
Diversified Consumer Services - 5.1%
Service Corp. International (f)	12,988,425	182,357
Stewart Enterprises, Inc. Class A (e)	1,515,242	11,773
		194,130
Hotels, Restaurants & Leisure - 0.4%
Penn National Gaming, Inc. (a)	360,340	14,569
Station Holdco LLC warrants 6/15/18 (a)(i)(j)	146,846	7
		14,576
Household Durables - 2.4%
Hovnanian Enterprises, Inc. Class A (a)(e)	1,419,000	6,102
Lennar Corp. Class A (e)	983,400	36,848
Newell Rubbermaid, Inc.	2,341,747	48,334
		91,284
Leisure Equipment & Products - 0.2%
Callaway Golf Co.	1,630,035	8,900
Media - 5.4%
Cinemark Holdings, Inc.	2,601,645	64,235
Comcast Corp. Class A	3,302,598	123,880
Gray Television, Inc. (a)(f)	3,766,164	8,022
Nexstar Broadcasting Group, Inc. Class A (a)	1,130,500	12,289
		208,426
Multiline Retail - 0.6%
Target Corp.	338,600	21,586
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - 2.4%
Asbury Automotive Group, Inc. (a)	385,122	$ 12,216
GameStop Corp. Class A	3,156,107	72,054
Sally Beauty Holdings, Inc. (a)	300,000	7,224
		91,494
Textiles, Apparel & Luxury Goods - 0.2%
Coach, Inc.	123,220	6,906
TOTAL CONSUMER DISCRETIONARY		817,718
CONSUMER STAPLES - 3.0%
Food & Staples Retailing - 0.6%
Whole Foods Market, Inc.	222,009	21,031
Food Products - 2.2%
ConAgra Foods, Inc.	541,700	15,081
Darling International, Inc. (a)	3,476,642	57,469
Smithfield Foods, Inc. (a)	559,606	11,455
		84,005
Personal Products - 0.2%
Revlon, Inc. (a)	553,261	8,520
TOTAL CONSUMER STAPLES		113,556
ENERGY - 11.7%
Energy Equipment & Services - 2.7%
Ensco PLC Class A	110,000	6,360
Halliburton Co.	1,126,593	36,378
Noble Corp.	447,200	16,877
Oil States International, Inc. (a)	270,700	19,788
Schlumberger Ltd.	109,400	7,607
Transocean Ltd. (United States)	381,900	17,449
		104,459
Oil, Gas & Consumable Fuels - 9.0%
Alpha Natural Resources, Inc. (a)	2,204,108	18,889
Chesapeake Energy Corp. (e)	553,691	11,218
Continental Resources, Inc. (a)	534,087	38,379
Forest Oil Corp. (a)	1,205,652	9,139
Hess Corp.	586,500	30,650
HollyFrontier Corp.	2,516,775	97,223
Kodiak Oil & Gas Corp. (a)	2,019,747	18,662
Nexen, Inc.	188,000	4,489
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Peabody Energy Corp.	822,825	$ 22,957
Range Resources Corp.	247,200	16,157
Valero Energy Corp.	1,438,166	41,851
Western Refining, Inc.	1,303,573	32,420
		342,034
TOTAL ENERGY		446,493
FINANCIALS - 6.8%
Capital Markets - 0.5%
Morgan Stanley	1,187,000	20,630
Commercial Banks - 2.7%
Huntington Bancshares, Inc.	8,526,580	54,485
Regions Financial Corp.	3,284,894	21,418
SunTrust Banks, Inc.	1,019,600	27,733
		103,636
Consumer Finance - 0.5%
American Express Co.	335,547	18,781
Diversified Financial Services - 0.8%
Citigroup, Inc.	855,847	32,000
Insurance - 1.6%
AFLAC, Inc.	641,700	31,944
Assured Guaranty Ltd.	1,249,684	17,358
Lincoln National Corp.	435,700	10,801
		60,103
Real Estate Investment Trusts - 0.7%
Host Hotels & Resorts, Inc.	1,016,122	14,693
Sabra Health Care REIT, Inc.	547,507	12,166
		26,859
TOTAL FINANCIALS		262,009
HEALTH CARE - 7.5%
Health Care Equipment & Supplies - 0.6%
Boston Scientific Corp. (a)	4,796,000	24,651
Health Care Providers & Services - 4.7%
Community Health Systems, Inc. (a)	784,376	21,508
DaVita, Inc. (a)	367,826	41,388
HCA Holdings, Inc.	1,216,779	34,569
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
Sun Healthcare Group, Inc. (a)	547,507	$ 4,632
Tenet Healthcare Corp. (a)	2,574,826	60,766
Universal Health Services, Inc. Class B	385,505	15,956
		178,819
Pharmaceuticals - 2.2%
Johnson & Johnson	153,000	10,835
Merck & Co., Inc.	1,577,900	72,000
		82,835
TOTAL HEALTH CARE		286,305
INDUSTRIALS - 10.9%
Aerospace & Defense - 1.2%
Honeywell International, Inc.	478,776	29,320
Textron, Inc.	602,700	15,194
		44,514
Airlines - 2.0%
Delta Air Lines, Inc. (a)	4,762,411	45,862
Southwest Airlines Co.	571,283	5,039
United Continental Holdings, Inc. (a)	370,700	7,121
US Airways Group, Inc. (a)(e)	1,481,380	18,043
		76,065
Building Products - 1.2%
Armstrong World Industries, Inc.	693,300	35,913
Owens Corning (a)	294,219	9,883
Owens Corning warrants 10/31/13 (a)	406,600	549
		46,345
Commercial Services & Supplies - 1.7%
Deluxe Corp.	1,786,873	56,304
Tyco International Ltd.	328,233	8,820
		65,124
Electrical Equipment - 1.5%
Belden, Inc.	777,664	27,840
Emerson Electric Co.	163,500	7,918
General Cable Corp. (a)	437,132	12,471
Polypore International, Inc. (a)(e)	217,800	7,684
		55,913
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Industrial Conglomerates - 0.8%
Carlisle Companies, Inc.	109,910	$ 6,106
General Electric Co.	1,103,883	23,248
		29,354
Machinery - 1.7%
Fiat Industrial SpA	1,634,423	17,700
Ingersoll-Rand PLC	739,500	34,779
Pentair Ltd.	78,757	3,327
Timken Co.	228,734	9,033
		64,839
Marine - 0.2%
Navios Maritime Holdings, Inc.	2,162,794	8,457
Road & Rail - 0.5%
Avis Budget Group, Inc. (a)	719,914	11,900
Hertz Global Holdings, Inc. (a)	707,700	9,391
		21,291
Trading Companies & Distributors - 0.1%
Edgen Group, Inc. Class A	482,300	3,670
TOTAL INDUSTRIALS		415,572
INFORMATION TECHNOLOGY - 4.9%
Communications Equipment - 1.1%
Cisco Systems, Inc.	2,383,049	40,845
Electronic Equipment & Components - 0.9%
Avnet, Inc. (a)	594,313	17,027
Corning, Inc.	726,800	8,540
Viasystems Group, Inc. (a)	540,460	8,274
		33,841
Internet Software & Services - 0.2%
VeriSign, Inc. (a)	194,300	7,203
Semiconductors & Semiconductor Equipment - 1.9%
Fairchild Semiconductor International, Inc. (a)	1,122,274	13,198
Freescale Semiconductor Holdings I Ltd. (a)	584,500	5,225
Intersil Corp. Class A	1,460,387	10,296
Micron Technology, Inc. (a)	2,293,545	12,442
ON Semiconductor Corp. (a)	5,502,368	33,840
		75,001
Software - 0.8%
Citrix Systems, Inc. (a)	230,899	14,272
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Microsoft Corp.	108,800	$ 3,105
Nuance Communications, Inc. (a)	573,666	12,770
		30,147
TOTAL INFORMATION TECHNOLOGY		187,037
MATERIALS - 13.3%
Chemicals - 10.8%
H.B. Fuller Co.	461,829	14,040
LyondellBasell Industries NV Class A	6,130,726	327,317
OMNOVA Solutions, Inc. (a)(f)	3,114,962	24,421
Phosphate Holdings, Inc. (a)	307,500	1,538
The Dow Chemical Co.	832,388	24,389
W.R. Grace & Co. (a)	317,904	20,397
		412,102
Containers & Packaging - 1.7%
Rock-Tenn Co. Class A	733,723	53,701
Sealed Air Corp.	821,949	13,332
		67,033
Metals & Mining - 0.5%
AngloGold Ashanti Ltd. sponsored ADR	526,100	17,877
Ormet Corp. (a)	330,000	347
Ormet Corp. (a)(j)	1,075,000	1,129
		19,353
Paper & Forest Products - 0.3%
Neenah Paper, Inc.	418,300	10,834
TOTAL MATERIALS		509,322
TELECOMMUNICATION SERVICES - 0.8%
Diversified Telecommunication Services - 0.8%
CenturyLink, Inc.	771,680	29,617
UTILITIES - 5.1%
Electric Utilities - 0.5%
FirstEnergy Corp.	421,304	19,262
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Independent Power Producers & Energy Traders - 4.6%
Calpine Corp. (a)	2,361,000	$ 41,554
The AES Corp.	12,738,524	133,118
		174,672
TOTAL UTILITIES		193,934
TOTAL COMMON STOCKS (Cost $2,788,203)		3,261,563
Nonconvertible Preferred Stocks - 0.4%

CONSUMER STAPLES - 0.1%
Personal Products - 0.1%
Revlon, Inc. Series A 12.75%	639,576	3,479
FINANCIALS - 0.3%
Diversified Financial Services - 0.3%
GMAC Capital Trust I Series 2, 8.125%	439,013	11,476
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $19,207)		14,955
Nonconvertible Bonds - 1.0%
	Principal Amount (000s)
CONSUMER DISCRETIONARY - 1.0%
Automobiles - 0.0%
General Motors Corp.:
6.75% 5/1/28 (d)	$ 3,075	0
7.125% 7/15/13 (d)	8,320	0
7.2% 1/15/11 (d)	22,980	0
8.25% 7/15/23 (d)	25,035	0
8.375% 7/15/33 (d)	50,210	0
8.8% 3/1/21 (d)	10,765	0
Household Durables - 0.0%
K. Hovnanian Enterprises, Inc. 8.625% 1/15/17	1,090	1,036
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - continued
Multiline Retail - 1.0%
The Bon-Ton Department Stores, Inc. 10.625% 7/15/17 (g)	$ 41,875	$ 38,525
TOTAL NONCONVERTIBLE BONDS (Cost $35,088)		39,561
Floating Rate Loans - 0.4%

INDUSTRIALS - 0.3%
Airlines - 0.3%
US Airways Group, Inc. term loan 2.711% 3/23/14 (h)	10,835	10,564
UTILITIES - 0.1%
Electric Utilities - 0.1%
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc. Tranche B, term loan 4.7489% 10/10/17 (h)	5,458	3,568
TOTAL FLOATING RATE LOANS (Cost $14,723)		14,132
Money Market Funds - 13.5%
	Shares
Fidelity Cash Central Fund, 0.19% (b)	486,303,403	486,303
Fidelity Securities Lending Cash Central Fund, 0.19% (b)(c)	28,416,866	28,417
TOTAL MONEY MARKET FUNDS (Cost $514,720)		514,720
TOTAL INVESTMENT PORTFOLIO - 100.7% (Cost $3,371,941)		3,844,931
NET OTHER ASSETS (LIABILITIES) - (0.7)%		(27,492)
NET ASSETS - 100%		$ 3,817,439
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Security is in default.
(e) Security or a portion of the security is on loan at period end.
(f) Affiliated company

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $38,525,000 or 1.0% of net assets.

(h) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(i) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes which is owned by the Fund.

(j) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,136,000 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Ormet Corp.	2/27/07 - 4/4/07	$ 20,556
Station Holdco LLC warrants 6/15/18	10/28/08 - 12/1/08	$ 5,990
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 155
Fidelity Securities Lending Cash Central Fund	447
Total	$ 602
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Exide Technologies	$ 11,516	$ -	$ -	$ -	$ 11,987
Gray Television, Inc.	6,327	-	-	-	8,022
OMNOVA Solutions, Inc.	22,677	-	-	-	24,421
Service Corp. International	176,344	-	10,254	802	182,357
Total	$ 216,864	$ -	$ 10,254	$ 802	$ 226,787
Other Information

The following is a summary of the inputs used, as of October 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 817,718	$ 817,711	$ -	$ 7
Consumer Staples	117,035	113,556	-	3,479
Energy	446,493	446,493	-	-
Financials	273,485	273,485	-	-
Health Care	286,305	286,305	-	-
Industrials	415,572	415,572	-	-
Information Technology	187,037	187,037	-	-
Materials	509,322	509,322	-	-
Telecommunication Services	29,617	29,617	-	-
Utilities	193,934	193,934	-	-
Corporate Bonds	39,561	-	39,561	-
Floating Rate Loans	14,132	-	14,132	-
Money Market Funds	514,720	514,720	-	-
Total Investments in Securities:	$ 3,844,931	$ 3,787,752	$ 53,693	$ 3,486
Income Tax Information

At October 31, 2012, the cost of investment securities for income tax purposes was $3,371,007,000. Net unrealized appreciation aggregated $473,924,000, of which $817,061,000 related to appreciated investment securities and $343,137,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by security type and may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are generally categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds and floating rate loans, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® OTC Portfolio

October 31, 2012

1.809071.109

OTC-QTLY-1212

Investments October 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.8%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 15.5%
Automobiles - 2.2%
Tesla Motors, Inc. (a)(d)	5,528,664	$ 155,521
Volkswagen AG sponsored ADR	6,100	239
		155,760
Hotels, Restaurants & Leisure - 0.7%
Bravo Brio Restaurant Group, Inc. (a)	400,825	5,291
Chipotle Mexican Grill, Inc. (a)	2,100	535
Dunkin' Brands Group, Inc.	37,400	1,159
Las Vegas Sands Corp.	3,900	181
Starbucks Corp.	860,700	39,506
Texas Roadhouse, Inc. Class A	12,725	207
		46,879
Household Durables - 1.5%
D.R. Horton, Inc.	2,427,400	50,878
iRobot Corp. (a)	7,693	138
Lennar Corp. Class A	6,200	232
PulteGroup, Inc. (a)	80,100	1,389
SodaStream International Ltd. (a)(d)	228,258	8,160
Toll Brothers, Inc. (a)	1,246,100	41,134
		101,931
Internet & Catalog Retail - 3.5%
Amazon.com, Inc. (a)	697,296	162,344
ASOS PLC (a)	6,200	226
HomeAway, Inc. (a)(d)	550,560	14,155
Netflix, Inc. (a)(d)	408,900	32,340
Ocado Group PLC (a)	174,165	181
Start Today Co. Ltd. (d)	3,254,900	35,717
		244,963
Leisure Equipment & Products - 0.3%
Brunswick Corp.	842,900	19,884
Media - 2.4%
DIRECTV (a)	1,293,100	66,090
Discovery Communications, Inc. (a)	810,100	47,812
DISH Network Corp. Class A	547,900	19,522
IMAX Corp. (a)	19,900	450
Lions Gate Entertainment Corp. (a)(d)	1,933,969	32,259
Pandora Media, Inc. (a)(d)	584,119	4,901
		171,034
Multiline Retail - 0.0%
JCPenney Co., Inc.	140,300	3,369
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - 2.8%
Bed Bath & Beyond, Inc. (a)	1,192,400	$ 68,778
Five Below, Inc.	6,100	202
Francescas Holdings Corp. (a)(d)	1,361,709	40,211
Inditex SA	2,033	259
Lowe's Companies, Inc.	1,383,800	44,807
Monro Muffler Brake, Inc.	111,600	3,785
Urban Outfitters, Inc. (a)	1,027,500	36,743
		194,785
Textiles, Apparel & Luxury Goods - 2.1%
Deckers Outdoor Corp. (a)	14,530	416
lululemon athletica, Inc. (a)	1,201,646	82,926
Michael Kors Holdings Ltd.	3,800	208
NIKE, Inc. Class B	308,100	28,154
Ralph Lauren Corp.	1,100	169
Vera Bradley, Inc. (a)(d)	1,181,988	35,235
		147,108
TOTAL CONSUMER DISCRETIONARY		1,085,713
CONSUMER STAPLES - 6.5%
Beverages - 1.1%
Monster Beverage Corp. (a)	1,779,300	79,481
Food & Staples Retailing - 2.4%
Costco Wholesale Corp.	1,736,100	170,884
Food Products - 3.0%
Green Mountain Coffee Roasters, Inc. (a)(d)	4,980,704	120,334
Kraft Foods Group, Inc. (a)	394,866	17,959
Mondelez International, Inc. (a)	2,562,200	68,001
		206,294
TOTAL CONSUMER STAPLES		456,659
ENERGY - 0.8%
Energy Equipment & Services - 0.5%
Halliburton Co.	148,100	4,782
Heckmann Corp. (a)	44,400	155
National Oilwell Varco, Inc.	293,400	21,624
Ocean Rig UDW, Inc. (United States) (a)	677,900	10,758
		37,319
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - 0.3%
Alpha Natural Resources, Inc. (a)	34,821	$ 298
Amyris, Inc. (a)(d)	66,182	170
Cobalt International Energy, Inc. (a)	696,298	14,490
Noble Energy, Inc.	30,600	2,907
Peabody Energy Corp.	8,600	240
Rosetta Resources, Inc. (a)	11,650	536
Solazyme, Inc. (a)	18,141	147
		18,788
TOTAL ENERGY		56,107
FINANCIALS - 2.6%
Capital Markets - 0.2%
WisdomTree Investments, Inc. (a)	1,969,720	12,626
Commercial Banks - 1.9%
First Republic Bank	41,700	1,432
HDFC Bank Ltd. sponsored ADR	5,800	217
Huntington Bancshares, Inc.	8,204,200	52,425
National Penn Bancshares, Inc.	19,600	175
NBH Holdings Corp. (g)	110,800	1,895
UMB Financial Corp.	649,900	28,940
Wells Fargo & Co.	1,492,500	50,282
		135,366
Consumer Finance - 0.5%
Capital One Financial Corp.	597,800	35,970
Real Estate Management & Development - 0.0%
Realogy Holdings Corp.	36,300	1,290
TOTAL FINANCIALS		185,252
HEALTH CARE - 15.0%
Biotechnology - 8.9%
Achillion Pharmaceuticals, Inc. (a)	1,191,200	11,245
Aegerion Pharmaceuticals, Inc. (a)	627,900	14,115
Alkermes PLC (a)	796,636	14,762
Alnylam Pharmaceuticals, Inc. (a)	224,000	3,622
Amarin Corp. PLC ADR (a)(d)	2,084,461	24,555
Amgen, Inc.	1,346,700	116,550
ARIAD Pharmaceuticals, Inc. (a)	9,200	198
Biogen Idec, Inc. (a)	460,800	63,692
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
BioMarin Pharmaceutical, Inc. (a)	863,356	$ 31,979
Biovitrum AB (a)	846,200	4,784
Cepheid, Inc. (a)	5,700	173
Clovis Oncology, Inc. (d)	449,255	9,690
Gilead Sciences, Inc. (a)	1,702,100	114,313
ImmunoGen, Inc. (a)(d)	297,309	3,294
InterMune, Inc. (a)	40,720	324
Ironwood Pharmaceuticals, Inc. Class A (a)(d)	1,574,100	18,307
Isis Pharmaceuticals, Inc. (a)(d)	80,849	699
Medivation, Inc. (a)	1,353,640	69,198
Mesoblast Ltd. (a)(d)	27,236	163
Novavax, Inc. (a)(d)	1,775,719	3,729
NPS Pharmaceuticals, Inc. (a)	291,400	2,693
OncoGenex Pharmaceuticals, Inc. (a)	445,955	5,530
Onyx Pharmaceuticals, Inc. (a)	651,200	51,028
Seattle Genetics, Inc. (a)	7,503	189
Targacept, Inc. (a)	156,349	638
Theravance, Inc. (a)	1,182,300	26,614
Threshold Pharmaceuticals, Inc. (a)	45,000	185
Vertex Pharmaceuticals, Inc. (a)	586,304	28,283
ZIOPHARM Oncology, Inc. (a)	340,900	1,606
		622,158
Health Care Equipment & Supplies - 0.1%
Abiomed, Inc. (a)(d)	16,400	325
DexCom, Inc. (a)	15,000	197
Endologix, Inc. (a)	540,100	7,270
Mako Surgical Corp. (a)	135,863	2,058
Masimo Corp.	7,500	165
		10,015
Health Care Providers & Services - 2.6%
Accretive Health, Inc. (a)(d)(e)	9,934,802	117,131
Catamaran Corp. (a)	4,400	207
Catamaran Corp. (United States) (a)	733,540	34,594
HMS Holdings Corp. (a)	762,500	17,606
Qualicorp SA (a)	1,275,000	13,082
		182,620
Health Care Technology - 0.6%
athenahealth, Inc. (a)(d)	608,654	39,130
Life Sciences Tools & Services - 0.4%
Life Technologies Corp. (a)	589,100	28,813
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - 2.4%
Elan Corp. PLC sponsored ADR (a)	710,900	$ 7,678
Questcor Pharmaceuticals, Inc. (d)(e)	5,614,954	143,069
Roche Holding AG sponsored ADR	397,100	19,069
		169,816
TOTAL HEALTH CARE		1,052,552
INDUSTRIALS - 0.6%
Aerospace & Defense - 0.0%
Precision Castparts Corp.	12,800	2,215
Building Products - 0.1%
Quanex Building Products Corp.	407,624	8,059
Commercial Services & Supplies - 0.3%
Stericycle, Inc. (a)	241,200	22,856
Construction & Engineering - 0.0%
Foster Wheeler AG (a)	11,584	258
Electrical Equipment - 0.0%
II-VI, Inc. (a)	9,400	155
Machinery - 0.1%
Edwards Group Ltd. ADR (a)	77,900	507
Stanley Black & Decker, Inc.	6,100	423
Westport Innovations, Inc. (a)	67,648	1,898
		2,828
Professional Services - 0.1%
Verisk Analytics, Inc. (a)	55,200	2,815
TOTAL INDUSTRIALS		39,186
INFORMATION TECHNOLOGY - 55.1%
Communications Equipment - 2.6%
Acme Packet, Inc. (a)	19,375	320
Aruba Networks, Inc. (a)(d)	540,446	9,820
Cisco Systems, Inc.	4,008,800	68,711
QUALCOMM, Inc.	1,120,309	65,622
ViaSat, Inc. (a)	1,042,552	40,493
		184,966
Computers & Peripherals - 13.9%
Apple, Inc.	1,484,300	883,303
Cray, Inc. (a)	627,400	7,635
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
Fusion-io, Inc. (a)(d)	2,105,366	$ 49,687
SanDisk Corp. (a)	530,350	22,147
Silicon Graphics International Corp. (a)(d)	1,177,474	9,090
		971,862
Electronic Equipment & Components - 0.3%
E Ink Holdings, Inc. GDR (a)(f)	16,900	136
RealD, Inc. (a)(d)	1,859,727	17,388
		17,524
Internet Software & Services - 14.7%
Angie's List, Inc. (d)	1,515,700	17,340
Baidu.com, Inc. sponsored ADR (a)	262,500	27,988
Bazaarvoice, Inc. (d)	1,305,036	16,652
Constant Contact, Inc. (a)(d)(e)	2,248,136	27,742
Demandware, Inc.	116,546	3,460
Dropbox, Inc. (g)	331,524	3,000
eBay, Inc. (a)	3,911,600	188,891
ExactTarget, Inc.	722,021	16,838
Facebook, Inc.:
Class A (d)	8,610,400	181,809
Class B (a)(g)	335,669	6,379
Google, Inc. Class A (a)	709,622	482,380
LinkedIn Corp. (a)	13,400	1,433
Liquidity Services, Inc. (a)	4,000	165
Mail.ru Group Ltd. GDR (f)	5,500	183
Rackspace Hosting, Inc. (a)	9,456	602
SINA Corp. (a)	329,200	17,984
Trulia, Inc.	464,820	10,482
Velti PLC (a)(d)	2,093,451	15,282
YouKu.com, Inc. ADR (a)	360,400	7,136
		1,025,746
IT Services - 1.1%
Cardtronics, Inc. (a)	12,800	364
Cognizant Technology Solutions Corp. Class A (a)	627,645	41,833
HiSoft Technology International Ltd. ADR (a)(d)	194,580	2,022
ServiceSource International, Inc. (a)(d)(e)	3,911,036	35,238
		79,457
Semiconductors & Semiconductor Equipment - 8.5%
Altera Corp.	1,145,594	34,918
Applied Micro Circuits Corp. (a)	464,000	2,691
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
ASML Holding NV	21,500	$ 1,182
Broadcom Corp. Class A	1,229,200	38,763
Cavium, Inc. (a)	124,000	4,114
Cirrus Logic, Inc. (a)	500,996	20,421
Cree, Inc. (a)	172,200	5,223
Inphi Corp. (a)	1,051,795	8,804
LSI Corp. (a)	6,694,000	45,854
Maxim Integrated Products, Inc.	966,900	26,614
Mellanox Technologies Ltd. (a)(d)	397,951	30,630
Monolithic Power Systems, Inc. (a)	678,056	13,175
NVE Corp. (a)(e)	463,657	24,017
NVIDIA Corp. (a)	24,231,212	290,048
NXP Semiconductors NV (a)	982,057	23,825
Skyworks Solutions, Inc. (a)	427,800	10,011
Volterra Semiconductor Corp. (a)	936,275	17,012
		597,302
Software - 14.0%
Activision Blizzard, Inc.	5,231,200	56,968
BroadSoft, Inc. (a)	323,480	12,363
Check Point Software Technologies Ltd. (a)	1,785,700	79,517
Electronic Arts, Inc. (a)	5,103,500	63,028
Envivio, Inc. (d)	679,200	1,460
Fortinet, Inc. (a)	1,582,900	30,661
Gameloft SA (a)(d)(e)	7,764,787	53,140
Guidewire Software, Inc.	1,060,530	32,495
Imperva, Inc.	21,500	678
Infoblox, Inc.	10,000	166
Jive Software, Inc.	51,400	576
Microsoft Corp.	6,165,965	175,946
MicroStrategy, Inc. Class A (a)	81,800	7,728
Oracle Corp.	6,274,200	194,814
Proofpoint, Inc. (d)	14,900	197
QLIK Technologies, Inc. (a)	1,009,300	18,581
salesforce.com, Inc. (a)	371,200	54,188
ServiceNow, Inc.	73,600	2,256
Splunk, Inc. (d)	24,339	683
Synchronoss Technologies, Inc. (a)(e)	3,850,927	78,905
Take-Two Interactive Software, Inc. (a)	2,375,808	26,490
Ubisoft Entertainment SA (a)(e)	8,920,800	82,893
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Ubisoft Entertainment SA warrants 10/10/13 (a)(e)	3,080,130	$ 319
Workday, Inc.	88,300	4,283
		978,335
TOTAL INFORMATION TECHNOLOGY		3,855,192
MATERIALS - 0.9%
Chemicals - 0.4%
Sherwin-Williams Co.	180,500	25,736
Metals & Mining - 0.5%
AngloGold Ashanti Ltd. sponsored ADR	504,000	17,126
Randgold Resources Ltd. sponsored ADR	44,633	5,338
Royal Gold, Inc.	163,000	14,357
		36,821
TOTAL MATERIALS		62,557
TELECOMMUNICATION SERVICES - 2.8%
Diversified Telecommunication Services - 0.9%
Level 3 Communications, Inc. (a)	3,153,879	64,655
Wireless Telecommunication Services - 1.9%
NII Holdings, Inc. (a)(d)(e)	16,620,769	132,468
TOTAL TELECOMMUNICATION SERVICES		197,123
TOTAL COMMON STOCKS (Cost $6,490,197)		6,990,341
Money Market Funds - 8.9%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.19% (b)	7,479,827	$ 7,480
Fidelity Securities Lending Cash Central Fund, 0.19% (b)(c)	617,369,135	617,369
TOTAL MONEY MARKET FUNDS (Cost $624,849)		624,849
TOTAL INVESTMENT PORTFOLIO - 108.7% (Cost $7,115,046)		7,615,190
NET OTHER ASSETS (LIABILITIES) - (8.7)%		(612,510)
NET ASSETS - 100%		$ 7,002,680
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $319,000 or 0.0% of net assets.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $11,274,000 or 0.2% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Dropbox, Inc.	5/2/12	$ 3,000
Facebook, Inc. Class B	3/31/11 - 5/19/11	$ 8,394
NBH Holdings Corp.	10/13/09	$ 2,216
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 4
Fidelity Securities Lending Cash Central Fund	9,296
Total	$ 9,300
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Accretive Health, Inc.	$ 134,915	$ -	$ -	$ -	$ 117,131
Constant Contact, Inc.	32,819	8,911	2,643	-	27,742
Gameloft SA	44,521	-	-	-	53,140
Inphi Corp.	19,745	-	7,870	-	-
NII Holdings, Inc.	88,138	22,303	-	-	132,468
NVE Corp.	25,650	-	-	-	24,017
Questcor Pharmaceuticals, Inc.	225,333	-	24,311	1,123	143,069
ServiceSource International, Inc.	41,029	6,011	3,490	-	35,238
Synchronoss Technologies, Inc.	73,630	-	-	-	78,905
Ubisoft Entertainment SA	61,686	-	-	-	82,893
Ubisoft Entertainment SA warrants 10/10/13	207	-	217	-	319
Total	$ 747,673	$ 37,225	$ 38,531	$ 1,123	$ 694,922
Other Information

The following is a summary of the inputs used, as of October 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,085,713	$ 1,085,713	$ -	$ -
Consumer Staples	456,659	456,659	-	-
Energy	56,107	56,107	-	-
Financials	185,252	183,357	1,895	-
Health Care	1,052,552	1,052,552	-	-
Industrials	39,186	39,186	-	-
Information Technology	3,855,192	3,845,813	6,379	3,000
Materials	62,557	62,557	-	-
Telecommunication Services	197,123	197,123	-	-
Money Market Funds	624,849	624,849	-	-
Total Investments in Securities:	$ 7,615,190	$ 7,603,916	$ 8,274	$ 3,000
Income Tax Information

At October 31, 2012, the cost of investment securities for income tax purposes was $7,206,494,000. Net unrealized appreciation aggregated $408,696,000, of which $1,211,967,000 related to appreciated investment securities and $803,271,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by security type and may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are generally categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Real Estate Income Fund

October 31, 2012

1.809106.109

REI-QTLY-1212

Investments October 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 23.1%
	Shares	Value
CONSUMER DISCRETIONARY - 0.8%
Household Durables - 0.8%
NVR, Inc. (a)	6,700	$ 6,055,058
Standard Pacific Corp. (a)(f)	1,366,200	9,426,780
Stanley Martin Communities LLC Class B (a)	4,620	4,095,491
Toll Brothers, Inc. (a)	118,100	3,898,481
		23,475,810
FINANCIALS - 20.8%
Capital Markets - 0.1%
HFF, Inc. (a)	243,214	3,387,971
Real Estate Investment Trusts - 20.4%
Acadia Realty Trust (SBI)	1,888,249	48,490,234
American Campus Communities, Inc.	201,400	9,125,434
American Realty Capital Trust, Inc.	239,270	2,696,573
American Residential Properties, Inc. (h)	453,000	8,946,750
American Tower Corp.	207,800	15,645,262
AmREIT, Inc. (g)	200,000	3,258,000
Annaly Capital Management, Inc.	188,650	3,044,811
Anworth Mortgage Asset Corp.	1,065,710	6,543,459
Apartment Investment & Management Co. Class A	568,000	15,159,920
Associated Estates Realty Corp.	309,400	4,637,906
Canadian (REIT)	131,600	5,486,682
CapLease, Inc.	2,465,600	12,648,528
CBL & Associates Properties, Inc.	1,143,373	25,577,254
Cedar Shopping Centers, Inc.	745,800	3,945,282
Chartwell Seniors Housing (REIT)	509,700	5,241,170
Chartwell Seniors Housing (REIT) (h)	78,500	807,204
Chesapeake Lodging Trust	410,800	7,743,580
Chimera Investment Corp.	2,391,898	6,386,368
CommonWealth REIT	469,573	6,437,846
Cys Investments, Inc. (f)	722,339	9,693,789
DCT Industrial Trust, Inc.	1,235,100	7,966,395
DiamondRock Hospitality Co.	531,400	4,506,272
Douglas Emmett, Inc.	368,600	8,643,670
Dynex Capital, Inc.	1,669,043	16,556,907
EastGroup Properties, Inc.	84,600	4,404,276
Education Realty Trust, Inc.	402,600	4,239,378
Equity Lifestyle Properties, Inc.	815,830	54,929,834
Excel Trust, Inc.	1,098,928	13,516,814
First Potomac Realty Trust	766,515	9,129,194
Glimcher Realty Trust	1,206,100	12,869,087
H&R REIT/H&R Finance Trust	256,500	6,197,091
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Hatteras Financial Corp.	98,200	$ 2,677,914
Healthcare Realty Trust, Inc.	127,900	3,004,371
Highwoods Properties, Inc. (SBI)	139,600	4,502,100
Lexington Corporate Properties Trust	2,916,782	27,680,261
LTC Properties, Inc.	357,313	11,794,902
MFA Financial, Inc.	6,342,281	51,816,436
Mid-America Apartment Communities, Inc.	58,900	3,811,419
Monmouth Real Estate Investment Corp. Class A	249,773	2,772,480
National Health Investors, Inc.	49,506	2,644,115
National Retail Properties, Inc.	114,100	3,614,688
Newcastle Investment Corp.	2,286,900	19,781,685
NorthStar Realty Finance Corp. (f)	526,300	3,457,791
Prologis, Inc.	694,887	23,827,675
Retail Properties America, Inc.	483,250	5,914,980
Select Income (REIT)	155,600	3,844,876
Senior Housing Properties Trust (SBI)	605,300	13,304,494
Stag Industrial, Inc.	948,569	16,429,215
Summit Hotel Properties, Inc.	472,000	3,898,720
Terreno Realty Corp.	190,264	2,903,429
Two Harbors Investment Corp.	370,480	4,419,826
Ventas, Inc.	765,946	48,461,403
Washington (REIT) (SBI)	288,400	7,414,764
Whitestone REIT Class B	279,067	3,759,032
WP Carey, Inc.	103,600	5,666,920
		621,878,466
Real Estate Management & Development - 0.3%
Brookfield Asset Management, Inc. Class A (f)	171,900	5,917,319
Kennedy-Wilson Holdings, Inc.	291,209	4,135,168
		10,052,487
Thrifts & Mortgage Finance - 0.0%
Home Loan Servicing Solutions Ltd.	54,388	1,055,127
TOTAL FINANCIALS		636,374,051
HEALTH CARE - 1.2%
Health Care Providers & Services - 1.2%
Brookdale Senior Living, Inc. (a)	883,300	20,722,218
Capital Senior Living Corp. (a)	544,350	8,753,148
Emeritus Corp. (a)	356,493	8,003,268
		37,478,634
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - 0.3%
Wireless Telecommunication Services - 0.3%
SBA Communications Corp. Class A (a)	111,900	$ 7,455,897
TOTAL COMMON STOCKS (Cost $573,849,779)		704,784,392
Preferred Stocks - 14.5%

Convertible Preferred Stocks - 1.3%
FINANCIALS - 1.3%
Real Estate Investment Trusts - 1.3%
Alexandria Real Estate Equities, Inc. Series D 7.00%	95,000	2,582,813
CommonWealth REIT 6.50%	396,216	9,540,881
Excel Trust, Inc. 7.00% (h)	248,200	5,965,075
Health Care REIT, Inc. Series I, 6.50%	46,800	2,620,800
Lexington Corporate Properties Trust Series C, 6.50%	350,566	16,827,168
Ramco-Gershenson Properties Trust (SBI) Series D, 7.25%	40,000	2,086,800
		39,623,537
Nonconvertible Preferred Stocks - 13.2%
CONSUMER DISCRETIONARY - 0.2%
Hotels, Restaurants & Leisure - 0.2%
Red Lion Hotels Capital Trust 9.50%	163,225	4,198,147
Household Durables - 0.0%
M/I Homes, Inc. Series A, 9.75% (a)	36,700	805,565
TOTAL CONSUMER DISCRETIONARY		5,003,712
FINANCIALS - 13.0%
Real Estate Investment Trusts - 12.5%
AG Mortgage Investment Trust, Inc. 8.00% (a)	240,000	6,045,600
American Capital Agency Corp. 8.00%	200,000	5,204,000
American Home Mortgage Investment Corp.:
Series A, 9.375% (a)	120,300	12
Series B, 9.25% (a)	124,100	1,241
Annaly Capital Management, Inc.:
Series A, 7.875%	134,900	3,493,910
Series C, 7.625%	77,837	1,991,070
Series D, 7.50% (a)	213,116	5,423,802
Anworth Mortgage Asset Corp. Series A, 8.625%	309,630	8,133,980
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Apollo Commercial Real Estate Finance, Inc. Series A, 8.625% (a)	235,101	$ 6,044,447
Apollo Residential Mortgage, Inc. Series A, 8.00% (a)	121,879	3,060,382
Ashford Hospitality Trust, Inc. Series E, 9.00%	85,751	2,327,282
Brandywine Realty Trust Series D, 7.375%	34,596	890,501
Campus Crest Communities, Inc. Series A, 8.00%	248,431	6,747,386
CapLease, Inc.:
Series A, 8.125%	132,510	3,339,252
Series B, 8.375%	439,766	11,825,308
CBL & Associates Properties, Inc.:
(depositary shares) Series C, 7.75%	147,962	3,721,244
7.375%	274,876	7,003,840
Series E, 6.625% (a)	95,000	2,398,750
Cedar Shopping Centers, Inc.:
8.875%	65,983	1,701,042
Series B, 7.25%	222,628	5,514,496
CenterPoint Properties Trust Series D, 5.377%	3,575	2,109,250
Chesapeake Lodging Trust Series A, 7.75%	266,916	7,123,988
Colony Financial, Inc. Series A, 8.50%	282,171	7,373,128
CommonWealth REIT 7.50%	93,300	2,036,739
Corporate Office Properties Trust Series L, 7.375% (a)	80,000	2,096,000
Cousins Properties, Inc. Series A, 7.75%	205,970	5,186,325
CubeSmart Series A, 7.75%	40,000	1,066,800
Cys Investments, Inc. Series A, 7.75%	117,824	2,978,591
DDR Corp. Series J, 6.50%	113,300	2,829,101
Digital Realty Trust, Inc.:
Series E, 7.00%	40,000	1,100,000
Series F, 6.625%	40,000	1,060,800
Duke Realty LP:
8.375%	128,517	3,333,731
Series L, 6.60%	10,666	270,916
Dynex Capital, Inc. Series A, 8.50%	362,932	9,403,568
Equity Lifestyle Properties, Inc. Series C, 6.75% (a)	800,000	20,960,000
Essex Property Trust, Inc. Series H, 7.125%	40,000	1,059,200
Excel Trust, Inc. Series B, 8.125%	400,000	10,536,000
First Potomac Realty Trust 7.75%	395,296	10,147,248
Gladstone Commercial Corp. Series C, 7.125%	232,238	5,954,582
Glimcher Realty Trust:
Series G, 8.125%	193,186	4,879,878
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Glimcher Realty Trust: - continued
Series H, 7.50%	140,000	$ 3,614,800
Hatteras Financial Corp. Series A, 7.625% (a)	104,668	2,654,380
Health Care REIT, Inc. Series J, 6.50%	20,000	544,600
Hersha Hospitality Trust Series B, 8.00%	162,538	4,224,363
HomeBanc Mortgage Corp. Series A (a)	104,685	1
Hospitality Properties Trust:
Series C, 7.00%	30,863	777,748
Series D, 7.125%	40,800	1,113,432
Hudson Pacific Properties, Inc. 8.375%	303,800	8,278,550
Inland Real Estate Corp. Series A, 8.125%	423,500	11,349,800
Invesco Mortgage Capital, Inc. Series A, 7.75%	113,342	2,868,686
Investors Real Estate Trust Series B, 7.95% (a)	126,572	3,278,215
Kilroy Realty Corp. Series G, 6.875%	40,000	1,047,600
Kite Realty Group Trust 8.25%	96,100	2,527,430
LaSalle Hotel Properties:
Series G, 7.25%	114,485	2,941,120
Series H, 7.50%	126,308	3,287,797
LBA Realty Fund II:
Series A, 8.75% (a)	69,000	2,766,900
Series B, 7.625% (a)	31,240	626,362
Lexington Realty Trust 7.55%	23,800	599,998
MFA Financial, Inc.:
8.00%	538,930	13,958,287
Series A, 8.50%	485,381	12,537,391
Monmouth Real Estate Investment Corp.:
7.625%	80,000	2,093,600
Series B, 7.875%	95,000	2,517,500
National Retail Properties, Inc. Series D, 6.625%	62,437	1,636,474
Newcastle Investment Corp. Series B, 9.75%	34,530	881,551
NorthStar Realty Finance Corp.:
Series B, 8.25%	50,000	1,207,500
Series C, 8.875% (a)	153,105	3,804,659
Parkway Properties, Inc. Series D, 8.00%	306,382	7,730,018
Pebblebrook Hotel Trust:
Series A, 7.875%	372,000	9,791,040
Series B, 8.00%	185,085	4,943,620
Pennsylvania (REIT) 7.375% (a)	76,510	1,930,347
Prologis, Inc. Series Q, 8.54%	94,446	5,879,264
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
PS Business Parks, Inc. 6.875%	50,000	$ 1,340,500
Regency Centers Corp. Series 6, 6.625%	62,261	1,681,047
Saul Centers, Inc.:
8.00%	93,700	2,415,586
Series B (depositary shares) 9.00%	118,550	3,102,454
Stag Industrial, Inc. Series A, 9.00%	280,000	7,700,000
Summit Hotel Properties, Inc. Series A, 9.25%	138,340	3,700,595
Sunstone Hotel Investors, Inc.:
Series A, 8.00%	366,039	9,220,522
Series D, 8.00%	60,362	1,557,340
Terreno Realty Corp. Series A 7.75%	165,690	4,286,400
UMH Properties, Inc. Series A, 8.25%	600,000	15,900,000
Urstadt Biddle Properties, Inc. Series F, 7.125% (a)	210,000	5,418,000
Vornado Realty Trust 6.75%	20,000	504,400
Weingarten Realty Investors (SBI) Series F, 6.50%	56,230	1,428,242
Winthrop Realty Trust:
7.75%	540,000	13,878,000
Series D, 9.25%	65,000	1,733,550
		381,653,059
Real Estate Management & Development - 0.5%
Forest City Enterprises, Inc. 7.375%	657,000	15,984,810
Vornado Realty LP 7.875%	54,682	1,525,081
		17,509,891
TOTAL FINANCIALS		399,162,950
TOTAL NONCONVERTIBLE PREFERRED STOCKS		404,166,662
TOTAL PREFERRED STOCKS (Cost $428,568,600)		443,790,199
Corporate Bonds - 23.4%
		Principal Amount (e)	Value
Convertible Bonds - 2.4%
CONSUMER DISCRETIONARY - 0.2%
Hotels, Restaurants & Leisure - 0.2%
Morgans Hotel Group Co. 2.375% 10/15/14		$ 4,510,000	$ 4,126,650
FINANCIALS - 2.2%
Real Estate Investment Trusts - 1.9%
Annaly Capital Management, Inc.:
4% 2/15/15		1,000,000	1,227,500
5% 5/15/15		34,396,000	34,976,433
CapLease, Inc. 7.5% 10/1/27 (h)		5,180,000	5,180,000
Northstar Realty Finance LP 8.875% 6/15/32 (h)		11,500,000	12,959,063
ProLogis LP:
1.875% 11/15/37		2,450,000	2,450,000
2.625% 5/15/38		1,500,000	1,507,575
			58,300,571
Real Estate Management & Development - 0.3%
Corporate Office Properties LP 4.25% 4/15/30 (h)		9,460,000	9,708,325
Hrubb & Ellis Co. 7.95% 5/1/15 (d)(h)		5,500,000	2,750
			9,711,075
TOTAL FINANCIALS			68,011,646
TOTAL CONVERTIBLE BONDS			72,138,296
Nonconvertible Bonds - 21.0%
CONSUMER DISCRETIONARY - 7.4%
Hotels, Restaurants & Leisure - 0.7%
CityCenter Holdings LLC/CityCenter Finance Corp.:
7.625% 1/15/16		1,945,000	2,071,425
7.625% 1/15/16 (h)		1,560,000	1,657,500
FelCor Lodging LP 6.75% 6/1/19		5,875,000	6,271,563
GWR Operating Partnership LLP/Great Wolf Finance Corp. 10.875% 4/1/17		1,700,000	1,933,750
Times Square Hotel Trust 8.528% 8/1/26 (h)		8,970,587	10,627,803
			22,562,041
Household Durables - 6.2%
D.R. Horton, Inc. 4.75% 5/15/17		2,000,000	2,130,000
KB Home:
5.875% 1/15/15		7,000,000	7,245,000
Corporate Bonds - continued
		Principal Amount (e)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Household Durables - continued
KB Home: - continued
6.25% 6/15/15		$ 10,000,000	$ 10,600,000
7.25% 6/15/18		7,420,000	7,995,050
8% 3/15/20		8,465,000	9,438,475
9.1% 9/15/17		17,595,000	20,278,238
Lennar Corp.:
5.5% 9/1/14		1,000,000	1,060,000
5.6% 5/31/15		6,000,000	6,435,000
6.5% 4/15/16		4,000,000	4,430,000
6.95% 6/1/18		14,280,000	16,047,150
M/I Homes, Inc. 8.625% 11/15/18		26,055,000	28,139,400
Meritage Homes Corp.:
7% 4/1/22		7,525,000	8,127,000
7.15% 4/15/20		7,060,000	7,713,050
Ryland Group, Inc.:
6.625% 5/1/20		1,555,000	1,726,050
8.4% 5/15/17		5,420,000	6,504,000
Standard Pacific Corp.:
7% 8/15/15		4,000,000	4,400,000
8.375% 5/15/18		28,983,000	33,765,195
10.75% 9/15/16		8,415,000	10,434,600
Toll Brothers Finance Corp. 5.875% 2/15/22		1,550,000	1,743,750
			188,211,958
Multiline Retail - 0.5%
JC Penney Corp., Inc.:
5.65% 6/1/20		4,720,000	4,383,700
5.75% 2/15/18		2,845,000	2,777,431
Sears Holdings Corp. 6.625% 10/15/18		9,820,000	9,206,250
			16,367,381
TOTAL CONSUMER DISCRETIONARY			227,141,380
CONSUMER STAPLES - 0.2%
Food & Staples Retailing - 0.2%
Ahold Lease Series 2001 A1 pass thru trust certificates 7.82% 1/2/20		1,044,738	1,196,225
C&S Group Enterprises LLC 8.375% 5/1/17 (h)		3,960,000	4,148,100
			5,344,325
Corporate Bonds - continued
		Principal Amount (e)	Value
Nonconvertible Bonds - continued
FINANCIALS - 11.8%
Diversified Financial Services - 0.6%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
7.75% 1/15/16		$ 10,820,000	$ 11,306,900
8% 1/15/18		3,070,000	3,300,250
8% 1/15/18 (h)		2,170,000	2,332,750
			16,939,900
Real Estate Investment Trusts - 8.2%
Camden Property Trust 5% 6/15/15		1,100,000	1,198,710
Commercial Net Lease Realty, Inc.:
6.15% 12/15/15		2,526,000	2,870,685
6.25% 6/15/14		5,005,000	5,391,536
CubeSmart LP 4.8% 7/15/22		2,000,000	2,199,400
Developers Diversified Realty Corp.:
5.5% 5/1/15		4,000,000	4,371,720
7.5% 4/1/17		6,000,000	7,237,248
7.5% 7/15/18		8,756,000	10,870,066
7.875% 9/1/20		4,637,000	6,026,203
9.625% 3/15/16		3,836,000	4,757,396
Duke Realty LP 6.25% 5/15/13		750,000	770,935
Equity One, Inc.:
5.375% 10/15/15		3,500,000	3,846,325
6.25% 12/15/14		4,081,000	4,547,050
6.25% 1/15/17		3,000,000	3,435,675
Health Care Property Investors, Inc.:
6% 6/15/14		2,340,000	2,503,650
6% 3/1/15		1,000,000	1,095,482
7.072% 6/8/15		1,500,000	1,681,346
Health Care REIT, Inc.:
4.125% 4/1/19		2,000,000	2,156,274
6% 11/15/13		1,000,000	1,047,082
6.2% 6/1/16		750,000	860,188
Healthcare Realty Trust, Inc.:
5.125% 4/1/14		5,084,000	5,344,047
5.75% 1/15/21		2,000,000	2,250,098
6.5% 1/17/17		2,875,000	3,290,647
Highwoods/Forsyth LP 5.85% 3/15/17		2,800,000	3,109,907
HMB Capital Trust V 3.9888% 12/15/36 (d)(h)(j)		2,530,000	0
Hospitality Properties Trust:
5% 8/15/22		3,177,000	3,391,076
Corporate Bonds - continued
		Principal Amount (e)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Hospitality Properties Trust: - continued
5.625% 3/15/17		$ 915,000	$ 1,003,674
7.875% 8/15/14		1,000,000	1,078,549
HRPT Properties Trust:
5.75% 11/1/15		4,826,000	5,174,022
6.25% 8/15/16		7,500,000	8,187,923
6.25% 6/15/17		1,055,000	1,155,666
6.65% 1/15/18		3,000,000	3,339,936
iStar Financial, Inc.:
5.85% 3/15/17		3,587,000	3,479,390
5.875% 3/15/16		34,260,000	33,574,800
5.95% 10/15/13		7,330,000	7,485,763
6.05% 4/15/15		14,630,000	14,483,700
6.5% 12/15/13		6,880,000	6,828,400
8.625% 6/1/13		6,155,000	6,370,425
9% 6/1/17		13,000,000	14,040,000
MPT Operating Partnership LP/MPT Finance Corp.:
6.375% 2/15/22		3,110,000	3,249,950
6.875% 5/1/21		2,000,000	2,160,000
Nationwide Health Properties, Inc. 6.25% 2/1/13		1,000,000	1,013,015
Omega Healthcare Investors, Inc.:
6.75% 10/15/22		2,115,000	2,315,925
7.5% 2/15/20		1,000,000	1,100,000
Pan Pacific Retail Properties, Inc. 5.95% 6/1/14		1,750,000	1,873,797
Potlatch Corp. 7.5% 11/1/19		1,000,000	1,080,000
ProLogis LP:
6.625% 5/15/18		6,480,000	7,679,746
7.625% 7/1/17		4,690,000	5,541,798
Reckson Operating Partnership LP/SL Green Realty Corp./SL Green Operating Partnership LP 7.75% 3/15/20		2,000,000	2,415,800
Senior Housing Properties Trust:
4.3% 1/15/16		5,000,000	5,177,255
6.75% 4/15/20		11,000,000	12,561,054
6.75% 12/15/21		8,000,000	9,206,192
United Dominion Realty Trust, Inc.:
5.13% 1/15/14		500,000	521,809
Corporate Bonds - continued
		Principal Amount (e)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
United Dominion Realty Trust, Inc.: - continued
5.25% 1/15/15		$ 1,000,000	$ 1,083,280
5.25% 1/15/16		4,000,000	4,428,660
			251,863,275
Real Estate Management & Development - 2.9%
AMB Property LP 5.9% 8/15/13		400,000	413,193
BioMed Realty LP 3.85% 4/15/16		2,000,000	2,105,552
Brandywine Operating Partnership LP:
5.4% 11/1/14		6,750,000	7,238,437
7.5% 5/15/15		1,000,000	1,130,061
CB Richard Ellis Services, Inc.:
6.625% 10/15/20		1,205,000	1,302,967
11.625% 6/15/17		1,500,000	1,665,000
Colonial Properties Trust:
6.15% 4/15/13		1,500,000	1,530,185
6.25% 6/15/14		3,094,000	3,319,036
Colonial Realty LP 6.05% 9/1/16		2,500,000	2,814,303
Forest City Enterprises, Inc.:
6.5% 2/1/17		17,120,000	16,606,400
7.625% 6/1/15		10,156,000	10,149,653
Host Hotels & Resorts LP:
5.25% 3/15/22		2,000,000	2,210,000
5.875% 6/15/19		2,725,000	2,997,500
Kennedy-Wilson, Inc. 8.75% 4/1/19		8,785,000	9,301,558
Post Apartment Homes LP 6.3% 6/1/13		2,000,000	2,057,958
Realogy Corp.:
7.875% 2/15/19 (h)		7,085,000	7,598,663
9% 1/15/20 (h)		1,920,000	2,157,504
Regency Centers LP:
5.25% 8/1/15		4,509,000	4,956,744
5.875% 6/15/17		400,000	463,656
Toys 'R' Us Property Co. I LLC 10.75% 7/15/17		2,490,000	2,695,425
Ventas Realty LP 4% 4/30/19		2,262,000	2,440,845
Wells Operating Partnership II LP 5.875% 4/1/18		3,000,000	3,126,150
			88,280,790
Corporate Bonds - continued
		Principal Amount (e)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Thrifts & Mortgage Finance - 0.1%
Wrightwood Capital LLC 1.9% 4/20/20 (d)		$ 4,180,035	$ 2,382,620
TOTAL FINANCIALS			359,466,585
HEALTH CARE - 1.3%
Health Care Equipment & Supplies - 0.3%
Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp. 7.75% 2/15/19		10,410,000	10,956,525
Health Care Providers & Services - 1.0%
Sabra Health Care LP/Sabra Capital Corp.:
8.125% 11/1/18		25,545,000	27,524,738
8.125% 11/1/18 (h)		1,960,000	2,107,000
			29,631,738
TOTAL HEALTH CARE			40,588,263
INDUSTRIALS - 0.2%
Commercial Services & Supplies - 0.1%
Iron Mountain, Inc. 5.75% 8/15/24		2,235,000	2,229,413
Industrial Conglomerates - 0.1%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. 7.375% 10/1/17 (h)		3,050,000	3,072,875
TOTAL INDUSTRIALS			5,302,288
TELECOMMUNICATION SERVICES - 0.1%
Wireless Telecommunication Services - 0.1%
Crown Castle International Corp. 5.25% 1/15/23 (h)		4,000,000	4,130,000
TOTAL NONCONVERTIBLE BONDS			641,972,841
TOTAL CORPORATE BONDS (Cost $658,266,876)			714,111,137
Asset-Backed Securities - 3.7%
		Principal Amount (e)	Value
Anthracite CDO I Ltd. Series 2002-CIBA Class B, 6.633% 5/24/37 (h)		$ 1,384,000	$ 1,384,000
Anthracite CDO III Ltd./Anthracite CDO III Corp. Series 2004-1A Class A, 0.5707% 3/23/19 (h)(j)		250,976	244,701
Capital Trust RE CDO Ltd. Series 2005-1A Class D, 1.7107% 3/20/50 (h)(j)		2,250,000	101,250
Capital Trust RE CDO Ltd./Capital Trust RE CDO Corp. Series 2005-3A Class A2, 5.16% 6/25/35 (h)		4,046,500	4,122,574
CapitalSource Real Estate Loan Trust Series 2006-1A Class A2A, 0.6003% 1/20/37 (h)(j)		1,076,392	1,001,045
CapLease CDO Ltd. Series 2005-1A Class A, 4.926% 1/29/40 (h)		1,145,097	1,007,686
CBRE Realty Finance CDO LLC Series 2007-1A Class A1, 0.6013% 4/7/52 (h)(j)		10,907,355	9,271,251
Conseco Finance Securitizations Corp. Series 2002-2 Class M2, 9.163% 3/1/33		500,000	274,180
Crest Clarendon Street Ltd./Crest Clarendon Corp. Series 2002-1A:
Class B1, 6.065% 12/28/35 (h)		741,577	738,981
Class B2, 1.7123% 12/28/35 (h)(j)		743,939	714,181
Class D, 9% 12/28/35 (h)		511,250	123,416
Crest Dartmouth Street Ltd./Crest Dartmouth Street Corp. Series 2003-1A:
Class B1, 1.8623% 6/28/38 (h)(j)		1,230,000	1,213,764
Class D, 9% 6/28/38 (h)		1,035,356	693,689
Crest Ltd. Series 2002-IGA Class B, 1.6633% 7/28/35 (h)(j)		159,603	159,603
Deutsche Financial Capital Securitization LLC Series 1997-I Class M, 7.275% 9/15/27		9,500,000	8,936,014
Fairfield Street Solar Corp. Series 2004-1A Class E1, 3.7919% 11/28/39 (h)(j)		571,568	17,147
Green Tree Financial Corp.:
Series 1996-4 Class M1, 7.75% 6/15/27		1,788,179	1,646,550
Series 1997-3 Class M1, 7.53% 3/15/28		7,404,130	6,272,766
GSR Mortgage Loan Trust Series 2005-HE3 Class B3, 2.7107% 6/25/35 (j)(l)		1,161,480	39,706
Guggenheim Structured Real Estate Funding Ltd./Guggenheim Structured Real Estate Funding LLC Series 2005-2A:
Class D, 1.7607% 8/26/30 (h)(j)		735,000	611,888
Class E, 2.2107% 8/26/30 (h)(j)		1,517,957	758,979
Lehman ABS Manufactured Housing Contract Trust Series 2001-B Class M2, 7.17% 4/15/40		1,143,712	414,500
Asset-Backed Securities - continued
		Principal Amount (e)	Value
Merit Securities Corp. Series 13 Class M1, 7.8892% 12/28/33 (j)		$ 1,923,000	$ 2,078,475
N-Star Real Estate CDO Ltd. Series 1A Class C1B, 7.696% 8/28/38 (h)		899,989	737,991
Newcastle Investment Trust Series 2011-MH1 Class A, 2.45% 12/10/33 (h)		3,033,278	3,070,578
Prima Capital CDO Ltd./Prima Capital CDO Corp. Series 2005-1A Class D, 5.194% 7/24/39 (h)		2,480,957	2,480,957
Prima Capital Ltd. Series 2006-CR1A Class A2, 5.533% 12/28/48 (h)		9,370,000	9,557,400
Taberna Preferred Funding III Ltd. Series 2005-3A Class D, 3.0919% 2/5/36 (h)(j)		3,610,514	361
Wachovia Ltd./Wachovia LLC:
Series 2006-1 Class 1ML, 5.8693% 9/25/26 (h)(j)		2,000,000	1,010,000
Series 2006-1A:
Class A1A, 0.6293% 9/25/26 (h)(j)		17,048,063	15,535,900
Class A1B, 0.6993% 9/25/26 (h)(j)		22,506,000	19,186,365
Class A2A, 0.5893% 9/25/26 (h)(j)		4,906,191	4,841,430
Class A2B, 0.6793% 9/25/26 (h)(j)		1,550,000	1,379,500
Class B, 0.7293% 9/25/26 (h)(j)		890,000	732,025
Class C 0.8993% 9/25/26 (h)(j)		3,830,000	3,083,150
Class G, 1.7193% 9/25/26 (h)(j)		1,270,000	920,750
Wrightwood Capital Real Estate CDO Ltd. Series 2005-1A:
Class A1, 0.7545% 11/21/40 (h)(j)		10,319,967	9,081,571
Class F, 2.3845% 11/21/40 (h)(j)		250,000	45,000
TOTAL ASSET-BACKED SECURITIES (Cost $110,149,277)			113,489,324
Collateralized Mortgage Obligations - 0.6%

Private Sponsor - 0.6%
COMM pass-thru certificates Series 2007-FL14 Class AJ, 0.394% 6/15/22 (h)(j)		1,897,166	1,836,081
Countrywide Home Loans, Inc.:
Series 2002-38 Class B3, 5% 2/25/18 (h)		57,463	19,055
Series 2002-R2 Class 2B3, 3.7068% 7/25/33 (h)(j)		207,574	99,229
Series 2003-40 Class B3, 4.5% 10/25/18 (h)		95,969	61,060
Series 2003-R3:
Class B2, 5.5% 11/25/33 (h)		1,380,309	260,089
Class B3, 5.5% 11/25/33		147,224	8,747
Series 2004-R1 Class 1B3, 5.5% 11/25/34 (h)(j)		112,380	5,515
Collateralized Mortgage Obligations - continued
		Principal Amount (e)	Value
Private Sponsor - continued
FREMF Mortgage Trust:
Series 2010 K7 Class B, 5.6187% 4/25/20 (h)(j)		$ 3,200,000	$ 3,627,050
Series 2010-K6 Class B, 5.5327% 12/25/46 (h)(j)		4,500,000	5,067,792
Merrill Lynch Mortgage Investors Trust Series 1998-C3 Class F, 6% 12/15/30 (h)		7,120,000	7,199,616
RESI Finance LP/RESI Finance DE Corp. floater:
Series 2003-B Class B9, 12.1675% 7/10/35 (h)(j)		295,785	236,214
Series 2005-A Class B6, 2.2175% 3/10/37 (h)(j)		1,432,988	94,577
Series 2005-B Class B6, 1.8175% 6/10/37 (h)(j)		849,808	30,848
Residential Funding Securities Corp. Series 2002-RM1 Class BI1, 5.5% 12/25/17 (h)		40,875	35,282
RESIX Finance Ltd. floater:
Series 2003-D Class B8, 6.7175% 12/10/35 (h)(j)		282,187	138,780
Series 2004-A Class B7, 4.4675% 2/10/36 (h)(j)		312,407	170,106
Series 2004-B Class B7, 4.2175% 2/10/36 (h)(j)		374,838	174,749
TOTAL PRIVATE SPONSOR			19,064,790
U.S. Government Agency - 0.0%
Fannie Mae REMIC Trust:
Series 2001-W3 subordinate REMIC pass thru certificates, Class B3, 7% 9/25/41 (l)		157,201	83,492
Series 2002-W1 subordinate REMIC pass thru certificates, Class 3B3, 3.1709% 2/25/42 (h)(j)		99,272	55,472
Series 2003-W1 subordinate REMIC pass thru certificates, Class B3, 5.75% 12/25/42 (l)		231,513	61,674
Series 2003-W10 subordinate REMIC pass thru certificates, Class 2B3, 3.1743% 6/25/43 (h)(j)		149,980	59,464
Series 2003-W4 subordinate REMIC pass thru certificates, Class 2B3, 3.1288% 10/25/42 (h)(j)		64,617	24,608
TOTAL U.S. GOVERNMENT AGENCY			284,710
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $20,764,711)			19,349,500
Commercial Mortgage Securities - 19.2%

ACGS Series 2004-1 Class P, 7.4651% 8/1/19 (l)		4,560,524	4,435,109
Americold LLC Trust Series 2010-ARTA Class D, 7.443% 1/14/29 (h)		2,000,000	2,378,033
Asset Securitization Corp. Series 1997-D4 Class B2, 7.525% 4/14/29		195,103	197,316
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
Banc of America Commercial Mortgage, Inc.:
sequential payer Series 2002-2 Class F, 5.487% 7/11/43		$ 1,443,279	$ 1,477,768
Series 2005-1 Class CJ, 5.3664% 11/10/42 (j)		3,580,000	3,778,128
Series 2005-6 Class AJ, 5.3644% 9/10/47 (j)		5,000,000	5,353,060
Banc of America Large Loan Trust floater Series 2010-HLTN Class HLTN, 1.964% 11/15/15 (h)(j)		117,703,224	117,457,798
Banc of America Large Loan, Inc. floater Series 2005-MIB1:
Class J, 1.264% 3/15/22 (h)(j)		4,702,779	4,343,877
Class K, 2.214% 3/15/22 (h)(j)		4,190,000	2,613,253
Banc of America REMIC Trust Series 2012-CLMZ Class A, 7.714% 8/15/17 (h)(j)		4,900,000	5,034,750
Bear Stearns Commercial Mortgage Securities, Inc. Series 2006-PW11 Class AJ, 5.6185% 3/11/39 (j)		5,700,000	5,667,916
Bear Stearns Commercial Mortgage Securities Trust Series 2006-T22 Class B, 5.7122% 4/12/38 (h)(j)		2,520,000	2,463,892
COMM pass-thru certificates:
floater Series 2006-FL12:
Class AJ, 0.344% 12/15/20 (h)(j)		8,000,000	7,436,104
Class B, 0.384% 12/15/20 (h)(j)		3,036,954	2,792,518
sequential payer Series 2004-RS1 Class A, 5.648% 3/3/41 (h)		5,057,138	5,101,641
Commercial Mortgage pass-thru certificates:
Series 2005-C6 Class AJ, 5.209% 6/10/44 (j)		5,000,000	5,261,495
Series 2012-CR1:
Class C, 5.547% 5/15/45		1,000,000	1,107,852
Class D, 5.547% 5/15/45 (h)		2,050,000	1,926,231
Commercial Mortgage Trust pass-thru certificates:
Series 2012-CR2:
Class D, 5.02% 8/15/45 (h)(j)		4,500,000	4,516,596
Class E, 5.02% 8/15/45 (h)(j)		3,000,000	2,729,325
Series 2012-LC4:
Class C, 5.8245% 12/10/44 (j)		2,000,000	2,266,578
Class D, 5.8245% 12/10/44 (h)(j)		8,000,000	7,694,008
Communication Mortgage Trust Series 2011-THL:
Class E, 5.949% 6/9/28 (h)		3,690,000	3,835,050
Class F, 4.867% 6/9/28 (h)		11,090,000	10,196,956
Credit Suisse First Boston Mortgage Securities Corp.:
Series 1998-C1 Class F, 6% 5/17/40 (h)		2,357,497	2,502,076
Series 1998-C2 Class F, 6.75% 11/15/30 (h)		3,000,000	3,216,159
DBUBS Mortgage Trust Series 2011-LC1A Class E, 5.7283% 11/10/46 (h)(j)		12,490,000	12,733,917
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
Deutsche Mortgage & Asset Receiving Corp. Series 1998-C1 Class J, 6.22% 6/15/31		$ 1,200,000	$ 1,234,250
DLJ Commercial Mortgage Corp.:
Series 1998-CG1 Class B4, 7.4442% 6/10/31 (h)(j)		2,500,000	2,544,750
Series 2000-CKP1 Class B3, 7.8491% 11/10/33 (j)		2,970,000	2,981,589
Extended Stay America Trust Series 2010-ESHA Class D, 5.4983% 11/5/27 (h)		6,000,000	6,069,109
Freddie Mac:
pass-thru certificates:
Series K011 Class X3, 2.662% 12/25/43 (j)(k)		12,206,096	2,023,551
Series K012 Class X3, 2.3658% 1/25/41 (j)(k)		21,072,886	3,121,885
Series K013 Class X3, 2.8847% 1/25/43 (j)(k)		14,360,000	2,610,677
Series KAIV Class X2, 3.6146% 6/25/46 (j)(k)		7,430,000	1,633,763
G-Force LLC sequential payer Series 2005-RRA Class A2, 4.83% 8/22/36 (h)		10,508,548	10,564,243
GMAC Commercial Mortgage Securities, Inc.:
Series 1997-C2 Class G, 6.75% 4/15/29 (j)		993,151	1,103,587
Series 1999-C3 Class J, 6.974% 8/15/36		1,500,000	1,473,708
Series 2000-C1 Class K, 7% 3/15/33		201,793	153,113
Series 2002-C3 Class D, 5.27% 7/10/39		3,000,000	2,998,338
Greenwich Capital Commercial Funding Corp.:
sequential payer Series 2003-C1 Class D, 4.29% 7/5/35 (h)		2,000,000	2,022,768
Series 2002-C1 Class H, 5.903% 1/11/35 (h)		880,000	878,721
GS Mortgage Securities Corp. II:
floater Series 2007-EOP Class L, 5.4585% 3/6/20 (h)(j)		1,400,000	1,400,690
Series 2010-C1:
Class D, 6.1336% 8/10/43 (h)(j)		4,000,000	4,399,236
Class E, 4% 8/10/43 (h)		3,770,000	2,960,076
Series 2012-GCJ7:
Class C, 5.9059% 5/10/45 (j)		6,500,000	7,195,082
Class D, 5.722% 5/10/45 (h)(j)		2,000,000	1,930,765
GS Mortgage Securities Corp. Trust Series 2011-ALF Class E, 4.953% 2/10/21 (h)		9,185,000	9,230,007
GS Mortgage Securities Trust:
Series 2010-C2 Class D, 5.4021% 12/10/43 (h)(j)		3,000,000	3,033,435
Series 2011-GC5:
Class C, 5.4748% 8/10/44 (h)(j)		9,000,000	10,060,902
Class D, 5.4748% 8/10/44 (h)(j)		4,000,000	3,720,208
Series 2012-GC6 Class C, 5.827% 1/10/45 (h)(j)		3,600,000	4,013,874
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2001-A:
Class G, 6% 10/15/32 (h)(j)		$ 2,036,910	$ 2,506
Class X, 0.6303% 10/15/32 (h)(j)(k)		4,795,801	29,759
Series 2002-C1 Class E, 6.135% 7/12/37 (h)		2,808,481	2,811,102
Series 2009-IWST:
Class C, 7.6935% 12/5/27 (h)(j)		3,000,000	3,690,513
Class D, 7.6935% 12/5/27 (h)(j)		8,550,000	9,785,612
Series 2010-CNTM Class MZ, 8.5% 8/5/20 (h)		9,000,000	9,500,392
Series 2010-CNTR:
Class D, 6.3899% 8/5/32 (h)(j)		4,500,000	4,753,985
Class XB, 0.9305% 8/5/32 (h)(k)		32,655,000	1,644,343
Series 2012-CBX Class C, 5.3635% 6/16/45 (j)		4,530,000	4,897,669
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2005-LDP5 Class AJ, 5.4804% 12/15/44 (j)		3,470,000	3,658,832
Series 2011-C5 Class C, 5.4913% 8/15/46 (h)(j)		6,525,375	7,299,787
JPMorgan Commercial Mortgage Finance Corp. Series 1999-C8:
Class G, 6% 7/15/31 (h)		886,459	902,513
Class H, 6% 7/15/31 (h)		1,341,102	678,242
LB Commercial Conduit Mortgage Trust Series 1998-C4 Class G, 5.6% 10/15/35 (h)		2,574,218	2,662,598
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2004-C2 Class E, 4.487% 3/15/36		2,060,000	2,087,173
Series 2005-C3 Class AJ, 4.843% 7/15/40		6,620,000	6,920,330
Series 2005-C7 Class AJ, 5.323% 11/15/40		8,000,000	8,409,216
Series 2006-C7 Class AM, 5.378% 11/15/38		2,040,000	2,195,876
Series 2004-C7 Class E, 4.918% 10/15/36		5,120,000	5,149,425
Series 2005-C1 Class E, 4.924% 2/15/40		4,000,000	3,899,288
Series 2006-C4:
Class AJ, 6.0837% 6/15/38 (j)		7,005,000	6,525,242
Class AM, 6.0837% 6/15/38 (j)		6,700,000	7,555,778
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2007-LLFA Class E, 1.114% 6/15/22 (h)(j)		6,230,000	5,988,394
Lstar Commercial Mortgage Trust:
Series 2011-1 Class D, 5.5914% 6/25/43 (h)(j)		4,699,000	4,667,723
Series 2011-1 Class B, 5.5914% 6/25/43 (h)(j)		6,165,000	6,786,975
Merrill Lynch Financial Asset, Inc. Series 2005-CA16:
Class F, 4.384% 7/12/37	CAD	710,000	559,454
Class G, 4.384% 7/12/37	CAD	355,000	273,246
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
Merrill Lynch Financial Asset, Inc. Series 2005-CA16: - continued
Class H, 4.384% 7/12/37	CAD	236,000	$ 177,466
Class J, 4.384% 7/12/37	CAD	355,000	260,835
Class K, 4.384% 7/12/37	CAD	355,000	254,892
Class L, 4.384% 7/12/37	CAD	236,000	165,610
Class M, 4.384% 7/12/37	CAD	995,000	606,050
Merrill Lynch Mortgage Investors Trust Series 1999-C1 Class G, 6.71% 11/15/31 (h)		$ 712,872	356,436
Merrill Lynch Mortgage Trust Series 2006-C1 Class AM, 5.8471% 5/12/39 (j)		1,200,000	1,340,693
Mezz Capital Commercial Mortgage Trust:
sequential payer:
Series 2004-C1 Class A, 4.836% 1/15/37 (h)		3,371,229	3,101,531
Series 2004-C2 Class A, 5.318% 10/15/40 (h)		9,995,195	8,246,036
Series 2004-C1:
Class D, 6.988% 1/15/37 (h)		335,293	34
Class IO, 9.1147% 1/15/37 (h)(j)(k)		3,347,797	150,651
Morgan Stanley Capital I Trust:
sequential payer:
Series 2012-C4 Class E, 5.71% 3/15/45 (h)		4,630,000	4,296,029
Series 2004-RR2 Class A2, 5.45% 10/28/33 (h)		648,431	650,863
Series 2006-HQ10 Class AM, 5.36% 11/12/41		8,200,000	9,048,987
Series 1997-RR Class F, 7.3941% 4/30/39 (h)(j)		1,167,999	1,092,079
Series 1998-CF1 Class G, 7.35% 7/15/32 (h)		2,638,435	1,917,623
Series 2005-HQ5 Class B, 5.272% 1/14/42		2,000,000	2,078,874
Series 2005-HQ6 Class AJ, 5.073% 8/13/42 (j)		2,500,000	2,608,185
Series 2006-IQ12 Class AMFX, 5.37% 12/15/43		7,500,000	8,271,450
Series 2011-C1 Class C, 5.4212% 9/15/47 (h)(j)		4,000,000	4,414,340
Series 2011-C2:
Class D, 5.4947% 6/15/44 (h)(j)		4,610,000	4,812,923
Class E, 5.4947% 6/15/44 (h)(j)		9,600,000	9,399,763
Class F, 5.4947% 6/15/44 (h)(j)		4,440,000	3,755,618
Class XB, 0.5394% 6/15/44 (h)(j)(k)		63,708,222	2,028,597
Series 2011-C3:
Class C, 5.3572% 7/15/49 (h)(j)		2,000,000	2,228,554
Class D, 5.357% 7/15/49 (h)		7,400,000	7,608,332
Series 2012-C4 Class D, 5.7107% 3/15/45 (h)(j)		6,310,000	6,679,829
NationsLink Funding Corp. Series 1999-SL Class X, 11/10/30 (j)(k)		748,340	749,293
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (h)		3,641,887	4,399,400
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
RBSCF Trust Series 2010-MB1 Class D, 4.8334% 4/15/24 (h)(j)		$ 9,049,000	$ 9,206,860
Salomon Brothers Mortgage Securities VII, Inc. Series 2001-MMA Class E3, 6.5% 2/18/34 (h)(j)		3,000,000	3,068,025
TIAA Seasoned Commercial Mortgage Trust sequential payer Series 2007-C4 Class AJ, 5.5849% 8/15/39 (j)		2,080,000	2,267,333
TimberStar Trust I Series 2006-1 Class F, 7.5296% 10/15/36 (h)		10,630,000	10,989,868
UBS Commercial Mortgage Trust Series 2007-FL1 Class F, 0.789% 7/15/24 (h)(j)		1,200,000	908,947
UBS-Citigroup Commercial Mortgage Trust Series 2011-C1 Class B, 6.0707% 1/10/45 (h)(j)		3,000,000	3,587,469
Vornado DP LLC Series 2010-VNO Class D, 6.3555% 9/13/28 (h)		2,540,000	2,920,797
Wachovia Bank Commercial Mortgage Trust:
Series 2004-C10 Class E, 4.931% 2/15/41		2,000,000	2,051,952
Series 2004-C11:
Class D, 5.5672% 1/15/41 (j)		5,177,000	4,888,491
Class E, 5.6172% 1/15/41 (j)		3,785,000	3,357,662
Series 2004-C12 Class D, 5.4889% 7/15/41 (j)		2,750,000	2,783,520
Series 2004-C14 Class B, 5.17% 8/15/41		3,180,000	3,359,117
Wells Fargo Commercial Mortgage Trust Series 2012-LC5 Class D, 4.7802% 10/15/45 (h)		2,000,000	1,774,480
WF-RBS Commercial Mortgage Trust:
Series 2011-C3:
Class C, 5.335% 3/15/44 (h)		4,900,000	5,482,145
Class D, 5.7219% 3/15/44 (h)(j)		1,000,000	996,754
Class E, 5% 3/15/44 (h)		2,000,000	1,494,532
Series 2012-C7 Class D, 5.0063% 6/15/45 (h)(j)		2,380,000	2,452,000
WFDB Commercial Mortgage Trust Series 2011-BXR Class D, 5.914% 7/5/24 (h)		4,000,000	4,163,972
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $544,485,803)			587,666,603
Floating Rate Loans - 8.3%

CONSUMER DISCRETIONARY - 3.5%
Hotels, Restaurants & Leisure - 3.2%
Extended Stay America, Inc. term loan 9.75% 11/1/15		9,000,000	9,090,000
Hilton Hotels Corp.:
term loan 3.99% 11/12/15 (j)		27,030,758	25,172,393
Tranche B, term loan 2.4449% 11/12/15 (j)		12,000,000	11,505,000
Floating Rate Loans - continued
		Principal Amount (e)	Value
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Hilton Hotels Corp.: - continued
Tranche C, term loan 3.24% 11/12/15 (j)		$ 20,000,000	$ 19,075,000
Tranche D, term loan 3.471% 11/12/15 (j)		20,097,902	19,118,129
Tranche E, term loan 3.74% 11/12/15 (j)		15,000,000	14,231,250
			98,191,772
Media - 0.1%
PRIMEDIA, Inc. Tranche B, term loan 7.5% 1/13/18 (j)		2,814,375	2,673,656
Specialty Retail - 0.2%
The Pep Boys - Manny, Moe & Jack Tranche B, term loan 5% 10/11/18 (j)		5,355,000	5,395,163
TOTAL CONSUMER DISCRETIONARY			106,260,591
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Panda Sherman Power, LLC term loan 9% 9/14/18 (j)		5,200,000	5,226,000
FINANCIALS - 3.3%
Diversified Financial Services - 0.9%
Blackstone REL 10% 10/1/2017		17,500,000	17,850,000
Pilot Travel Centers LLC:
Tranche B 2LN, term loan 4.25% 8/7/19 (j)		4,725,000	4,760,438
Tranche B, term loan 3.75% 3/30/18 (j)		6,700,420	6,717,171
			29,327,609
Real Estate Investment Trusts - 0.8%
iStar Financial, Inc. Tranche B, term loan 5.75% 10/11/17 (j)		24,000,000	23,970,000
Real Estate Management & Development - 1.5%
CB Richard Ellis Group, Inc. Tranche B, term loan 3.4607% 11/9/16 (j)		2,977,215	2,984,658
CB Richard Ellis Services, Inc. Tranche D, term loan 3.7208% 9/4/19 (j)		4,724,121	4,712,311
CityCenter term loan 8.75% 7/1/13 (j)		4,169,750	4,169,750
EOP Operating LP term loan:
5% 2/5/13 (j)		5,000,000	4,853,500
5.25% 2/5/13 (j)		3,800,000	3,669,660
Equity Inns Reality LLC:
Tranche A, term loan 9.5% 11/2/12 (j)		6,184,917	5,636,693
Tranche B 2LN, term loan 6.55% 11/2/12 (j)		5,000,000	4,950,000
Floating Rate Loans - continued
		Principal Amount (e)	Value
FINANCIALS - continued
Real Estate Management & Development - continued
Realogy Corp.:
Credit-Linked Deposit 3.2143% 10/10/13 (j)		$ 517,551	$ 491,674
Credit-Linked Deposit 4.4643% 10/10/16 (i)(j)		1,098,284	1,090,047
term loan 4.464% 10/10/16 (j)		13,066,882	13,034,214
			45,592,507
Thrifts & Mortgage Finance - 0.1%
Ocwen Financial Corp. Tranche B, term loan 7% 9/1/16 (j)		3,181,399	3,189,352
TOTAL FINANCIALS			102,079,468
HEALTH CARE - 0.5%
Health Care Providers & Services - 0.5%
Community Health Systems, Inc. term loan 3.9212% 1/25/17 (j)		2,903,247	2,892,360
Health Management Associates, Inc. Tranche B, term loan 4.5% 11/18/18 (j)		1,985,000	2,002,369
Skilled Healthcare Group, Inc. term loan 6.75% 4/9/16 (j)		10,314,384	10,237,026
			15,131,755
INDUSTRIALS - 0.4%
Construction & Engineering - 0.4%
Drumm Investors LLC Tranche B, term loan 5% 5/4/18 (j)		13,432,304	12,861,431
TELECOMMUNICATION SERVICES - 0.4%
Wireless Telecommunication Services - 0.4%
Crown Castle Operating Co. Tranche B, term loan 4% 1/31/19 (j)		8,961,230	9,006,036
SBA Senior Finance II, LLC term loan 3.75% 9/28/19 (j)		3,345,000	3,357,544
			12,363,580
TOTAL FLOATING RATE LOANS (Cost $251,621,755)			253,922,825
Preferred Securities - 0.0%
	Principal Amount (e)	Value
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Crest Clarendon Street 2002-1 Ltd. Series 2002-1A Class PS, 12/28/35 (h)(j)	500,000	$ 25,000
Crest Dartmouth Street 2003 1 Ltd. Series 2003-1A Class PS, 6/28/38 (h)(j)	1,220,000	183,000
Ipswich Street CDO Series 2006-1, 6/27/46 (d)(h)(j)	1,350,000	0
		208,000
TOTAL PREFERRED SECURITIES (Cost $2,595,411)		208,000
Money Market Funds - 8.7%
	Shares
Fidelity Cash Central Fund, 0.19% (b)	242,738,219	242,738,219
Fidelity Securities Lending Cash Central Fund, 0.19% (b)(c)	23,034,253	23,034,253
TOTAL MONEY MARKET FUNDS (Cost $265,772,472)		265,772,472
TOTAL INVESTMENT PORTFOLIO - 101.5% (Cost $2,856,074,684)		3,103,094,452
NET OTHER ASSETS (LIABILITIES) - (1.5)%		(44,961,970)
NET ASSETS - 100%		$ 3,058,132,482
Currency Abbreviations
CAD	-	Canadian dollar
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Security is in default.
(e) Amount is stated in United States dollars unless otherwise noted.
(f) Security or a portion of the security is on loan at period end.
(g) Affiliated company

(h) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $629,821,981 or 20.6% of net assets.

(i) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(j) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(k) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(l) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $4,619,981 or 0.2% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
ACGS Series 2004-1 Class P, 7.4651% 8/1/19	2/17/11	$ 4,416,248
Fannie Mae REMIC Trust Series 2001-W3 subordinate REMIC pass thru certificates, Class B3, 7% 9/25/41	5/21/03	$ 136,224
Fannie Mae REMIC Trust Series 2003-W1 subordinate REMIC pass thru certificates, Class B3, 5.75% 12/25/42	3/25/03	$ 174,467
GSR Mortgage Loan Trust Series 2005-HE3 Class B3, 2.7107% 6/25/35	6/3/05	$ 1,024,665
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 93,940
Fidelity Securities Lending Cash Central Fund	16,131
Total	$ 110,071
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
AmREIT, Inc.	$ 2,818,000	$ -	$ -	$ 40,000	$ 3,258,000
Total	$ 2,818,000	$ -	$ -	$ 40,000	$ 3,258,000
Other Information

The following is a summary of the inputs used, as of October 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 28,479,522	$ 24,384,031	$ -	$ 4,095,491
Financials	1,075,160,538	1,041,576,511	22,528,014	11,056,013
Health Care	37,478,634	37,478,634	-	-
Telecommunication Services	7,455,897	7,455,897	-	-
Corporate Bonds	714,111,137	-	711,728,517	2,382,620
Asset-Backed Securities	113,489,324	-	84,102,908	29,386,416
Collateralized Mortgage Obligations	19,349,500	-	18,611,095	738,405
Commercial Mortgage Securities	587,666,603	-	551,409,837	36,256,766
Floating Rate Loans	253,922,825	-	214,289,915	39,632,910
Preferred Securities	208,000	-	-	208,000
Money Market Funds	265,772,472	265,772,472	-	-
Total Investments in Securities:	$ 3,103,094,452	$ 1,376,667,545	$ 1,602,670,286	$ 123,756,621
Valuation Inputs at Reporting Date:
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Asset-Backed Securities
Beginning Balance	$ 36,313,723
Total Realized Gain (Loss)	553,100
Total Unrealized Gain (Loss)	1,624,807
Cost of Purchases	67,423
Proceeds of Sales	(4,386,491)
Amortization/Accretion	576,728
Transfers in to Level 3	-
Transfers out of Level 3	(5,362,874)
Ending Balance	$ 29,386,416
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at October 31, 2012	$ 1,624,807
Floating Rate Loans
Beginning Balance	$ 18,003,477
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	367,881
Cost of Purchases	21,299,578
Proceeds of Sales	(220,414)
Amortization/Accretion	182,388
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 39,632,910
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at October 31, 2012	$ 367,881
Commercial Mortgage Securities
Beginning Balance	$ 53,984,005
Total Realized Gain (Loss)	1,030,002
Total Unrealized Gain (Loss)	1,929,225
Cost of Purchases	-
Proceeds of Sells	(10,824,690)
Amortization/Accretion	(147,154)
Transfers in to Level 3	-
Transfers out of Level 3	(9,714,622)
Ending Balance	$ 36,256,766

The change in unrealized gain (loss) for the period attributable to Level 3 securities held at October 31, 2012	$ 992,715
Other Investments in Securities
Beginning Balance	$ 19,436,383
Total Realized Gain (Loss)	(27,368)
Total Unrealized Gain (Loss)	300,944
Cost of Purchases	-
Proceeds of Sells	(229,781)
Amortization/Accretion	(21,731)
Transfers in to Level 3	-
Transfers out of Level 3	(977,918)
Ending Balance	$ 18,480,529

The change in unrealized gain (loss) for the period attributable to Level 3 securities held at October 31, 2012	$ 300,944

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At October 31, 2012, the cost of investment securities for income tax purposes was $2,857,237,320. Net unrealized appreciation aggregated $245,857,132, of which $295,495,380 related to appreciated investment securities and $49,638,248 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by security type and may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, floating rate loans and preferred securities, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and are generally categorized as Level 2 in the hierarchy. For asset backed securities, collateralized mortgage obligations and commercial mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.
The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.
Asset Type	Fair Value at 10/31/12	Valuation Technique(s)	Unobservable Input	Range	Weighted Average
Asset-Backed Securities	$ 2,246,397	Discounted cash flow	Yield	3.54% - 15%	5.16%
Collateralized Mortgage Obligations	$ 719,349	Discounted cash flow	Yield	7% - 52%	17.11%
Commercial Mortgage Securities	$ 1,267,889	Discounted cash flow	Yield	50%	50%
		Market comparable	Spread	40.25%	40.25%
			Quoted prices	$ 50	$ 50
Common Stocks	$ 13,042,241	Adjusted book value	Book value multiple	1.0	1.0
		Market comparable	Transaction price	$ 19.75	$ 19.75
Corporate Bonds	$ 2,382,620	Discounted cash flow	Constant prepayment rate	30%	30%
		Expected distribution	Recovery rate	0%	0%
Floating Rate Loans	$ 31,109,750	Discounted cash flow	Yield	8.91% - 9.6%	9.38%
		Discounted cash flow	Internal rate of return	10.04%	10.04%
Preferred Securities	$ -	Expected distribution	Recovery rate	0%	0%
Asset Type	Fair Value at 10/31/12	Valuation Technique(s)	Unobservable Input	Range	Weighted Average
Preferred Stocks	$ 13	Expected distribution	Recovery rate	0%	0%
		Market comparable	Transaction price	$ 0.0001	$ 0.0001

For the unobservable inputs listed in the table above, a significant increase in yields, spreads, constant prepayment rates or internal rate of return could result in a significant decrease to the fair value measurement. A significant increase in quoted prices, book value multiples, transaction prices or recovery rates could result in a significant increase to the fair value measurement.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report
for
Fidelity Advisor® Real Estate Income Fund
Class A
Class T
Class C
Institutional Class
October 31, 2012

Class A, Class T, Class C
and Institutional Class are classes of
Fidelity Real Estate Income Fund

1.907555.103

REIA-QTLY-1212

Investments October 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 23.1%
	Shares	Value
CONSUMER DISCRETIONARY - 0.8%
Household Durables - 0.8%
NVR, Inc. (a)	6,700	$ 6,055,058
Standard Pacific Corp. (a)(f)	1,366,200	9,426,780
Stanley Martin Communities LLC Class B (a)	4,620	4,095,491
Toll Brothers, Inc. (a)	118,100	3,898,481
		23,475,810
FINANCIALS - 20.8%
Capital Markets - 0.1%
HFF, Inc. (a)	243,214	3,387,971
Real Estate Investment Trusts - 20.4%
Acadia Realty Trust (SBI)	1,888,249	48,490,234
American Campus Communities, Inc.	201,400	9,125,434
American Realty Capital Trust, Inc.	239,270	2,696,573
American Residential Properties, Inc. (h)	453,000	8,946,750
American Tower Corp.	207,800	15,645,262
AmREIT, Inc. (g)	200,000	3,258,000
Annaly Capital Management, Inc.	188,650	3,044,811
Anworth Mortgage Asset Corp.	1,065,710	6,543,459
Apartment Investment & Management Co. Class A	568,000	15,159,920
Associated Estates Realty Corp.	309,400	4,637,906
Canadian (REIT)	131,600	5,486,682
CapLease, Inc.	2,465,600	12,648,528
CBL & Associates Properties, Inc.	1,143,373	25,577,254
Cedar Shopping Centers, Inc.	745,800	3,945,282
Chartwell Seniors Housing (REIT)	509,700	5,241,170
Chartwell Seniors Housing (REIT) (h)	78,500	807,204
Chesapeake Lodging Trust	410,800	7,743,580
Chimera Investment Corp.	2,391,898	6,386,368
CommonWealth REIT	469,573	6,437,846
Cys Investments, Inc. (f)	722,339	9,693,789
DCT Industrial Trust, Inc.	1,235,100	7,966,395
DiamondRock Hospitality Co.	531,400	4,506,272
Douglas Emmett, Inc.	368,600	8,643,670
Dynex Capital, Inc.	1,669,043	16,556,907
EastGroup Properties, Inc.	84,600	4,404,276
Education Realty Trust, Inc.	402,600	4,239,378
Equity Lifestyle Properties, Inc.	815,830	54,929,834
Excel Trust, Inc.	1,098,928	13,516,814
First Potomac Realty Trust	766,515	9,129,194
Glimcher Realty Trust	1,206,100	12,869,087
H&R REIT/H&R Finance Trust	256,500	6,197,091
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Hatteras Financial Corp.	98,200	$ 2,677,914
Healthcare Realty Trust, Inc.	127,900	3,004,371
Highwoods Properties, Inc. (SBI)	139,600	4,502,100
Lexington Corporate Properties Trust	2,916,782	27,680,261
LTC Properties, Inc.	357,313	11,794,902
MFA Financial, Inc.	6,342,281	51,816,436
Mid-America Apartment Communities, Inc.	58,900	3,811,419
Monmouth Real Estate Investment Corp. Class A	249,773	2,772,480
National Health Investors, Inc.	49,506	2,644,115
National Retail Properties, Inc.	114,100	3,614,688
Newcastle Investment Corp.	2,286,900	19,781,685
NorthStar Realty Finance Corp. (f)	526,300	3,457,791
Prologis, Inc.	694,887	23,827,675
Retail Properties America, Inc.	483,250	5,914,980
Select Income (REIT)	155,600	3,844,876
Senior Housing Properties Trust (SBI)	605,300	13,304,494
Stag Industrial, Inc.	948,569	16,429,215
Summit Hotel Properties, Inc.	472,000	3,898,720
Terreno Realty Corp.	190,264	2,903,429
Two Harbors Investment Corp.	370,480	4,419,826
Ventas, Inc.	765,946	48,461,403
Washington (REIT) (SBI)	288,400	7,414,764
Whitestone REIT Class B	279,067	3,759,032
WP Carey, Inc.	103,600	5,666,920
		621,878,466
Real Estate Management & Development - 0.3%
Brookfield Asset Management, Inc. Class A (f)	171,900	5,917,319
Kennedy-Wilson Holdings, Inc.	291,209	4,135,168
		10,052,487
Thrifts & Mortgage Finance - 0.0%
Home Loan Servicing Solutions Ltd.	54,388	1,055,127
TOTAL FINANCIALS		636,374,051
HEALTH CARE - 1.2%
Health Care Providers & Services - 1.2%
Brookdale Senior Living, Inc. (a)	883,300	20,722,218
Capital Senior Living Corp. (a)	544,350	8,753,148
Emeritus Corp. (a)	356,493	8,003,268
		37,478,634
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - 0.3%
Wireless Telecommunication Services - 0.3%
SBA Communications Corp. Class A (a)	111,900	$ 7,455,897
TOTAL COMMON STOCKS (Cost $573,849,779)		704,784,392
Preferred Stocks - 14.5%

Convertible Preferred Stocks - 1.3%
FINANCIALS - 1.3%
Real Estate Investment Trusts - 1.3%
Alexandria Real Estate Equities, Inc. Series D 7.00%	95,000	2,582,813
CommonWealth REIT 6.50%	396,216	9,540,881
Excel Trust, Inc. 7.00% (h)	248,200	5,965,075
Health Care REIT, Inc. Series I, 6.50%	46,800	2,620,800
Lexington Corporate Properties Trust Series C, 6.50%	350,566	16,827,168
Ramco-Gershenson Properties Trust (SBI) Series D, 7.25%	40,000	2,086,800
		39,623,537
Nonconvertible Preferred Stocks - 13.2%
CONSUMER DISCRETIONARY - 0.2%
Hotels, Restaurants & Leisure - 0.2%
Red Lion Hotels Capital Trust 9.50%	163,225	4,198,147
Household Durables - 0.0%
M/I Homes, Inc. Series A, 9.75% (a)	36,700	805,565
TOTAL CONSUMER DISCRETIONARY		5,003,712
FINANCIALS - 13.0%
Real Estate Investment Trusts - 12.5%
AG Mortgage Investment Trust, Inc. 8.00% (a)	240,000	6,045,600
American Capital Agency Corp. 8.00%	200,000	5,204,000
American Home Mortgage Investment Corp.:
Series A, 9.375% (a)	120,300	12
Series B, 9.25% (a)	124,100	1,241
Annaly Capital Management, Inc.:
Series A, 7.875%	134,900	3,493,910
Series C, 7.625%	77,837	1,991,070
Series D, 7.50% (a)	213,116	5,423,802
Anworth Mortgage Asset Corp. Series A, 8.625%	309,630	8,133,980
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Apollo Commercial Real Estate Finance, Inc. Series A, 8.625% (a)	235,101	$ 6,044,447
Apollo Residential Mortgage, Inc. Series A, 8.00% (a)	121,879	3,060,382
Ashford Hospitality Trust, Inc. Series E, 9.00%	85,751	2,327,282
Brandywine Realty Trust Series D, 7.375%	34,596	890,501
Campus Crest Communities, Inc. Series A, 8.00%	248,431	6,747,386
CapLease, Inc.:
Series A, 8.125%	132,510	3,339,252
Series B, 8.375%	439,766	11,825,308
CBL & Associates Properties, Inc.:
(depositary shares) Series C, 7.75%	147,962	3,721,244
7.375%	274,876	7,003,840
Series E, 6.625% (a)	95,000	2,398,750
Cedar Shopping Centers, Inc.:
8.875%	65,983	1,701,042
Series B, 7.25%	222,628	5,514,496
CenterPoint Properties Trust Series D, 5.377%	3,575	2,109,250
Chesapeake Lodging Trust Series A, 7.75%	266,916	7,123,988
Colony Financial, Inc. Series A, 8.50%	282,171	7,373,128
CommonWealth REIT 7.50%	93,300	2,036,739
Corporate Office Properties Trust Series L, 7.375% (a)	80,000	2,096,000
Cousins Properties, Inc. Series A, 7.75%	205,970	5,186,325
CubeSmart Series A, 7.75%	40,000	1,066,800
Cys Investments, Inc. Series A, 7.75%	117,824	2,978,591
DDR Corp. Series J, 6.50%	113,300	2,829,101
Digital Realty Trust, Inc.:
Series E, 7.00%	40,000	1,100,000
Series F, 6.625%	40,000	1,060,800
Duke Realty LP:
8.375%	128,517	3,333,731
Series L, 6.60%	10,666	270,916
Dynex Capital, Inc. Series A, 8.50%	362,932	9,403,568
Equity Lifestyle Properties, Inc. Series C, 6.75% (a)	800,000	20,960,000
Essex Property Trust, Inc. Series H, 7.125%	40,000	1,059,200
Excel Trust, Inc. Series B, 8.125%	400,000	10,536,000
First Potomac Realty Trust 7.75%	395,296	10,147,248
Gladstone Commercial Corp. Series C, 7.125%	232,238	5,954,582
Glimcher Realty Trust:
Series G, 8.125%	193,186	4,879,878
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Glimcher Realty Trust: - continued
Series H, 7.50%	140,000	$ 3,614,800
Hatteras Financial Corp. Series A, 7.625% (a)	104,668	2,654,380
Health Care REIT, Inc. Series J, 6.50%	20,000	544,600
Hersha Hospitality Trust Series B, 8.00%	162,538	4,224,363
HomeBanc Mortgage Corp. Series A (a)	104,685	1
Hospitality Properties Trust:
Series C, 7.00%	30,863	777,748
Series D, 7.125%	40,800	1,113,432
Hudson Pacific Properties, Inc. 8.375%	303,800	8,278,550
Inland Real Estate Corp. Series A, 8.125%	423,500	11,349,800
Invesco Mortgage Capital, Inc. Series A, 7.75%	113,342	2,868,686
Investors Real Estate Trust Series B, 7.95% (a)	126,572	3,278,215
Kilroy Realty Corp. Series G, 6.875%	40,000	1,047,600
Kite Realty Group Trust 8.25%	96,100	2,527,430
LaSalle Hotel Properties:
Series G, 7.25%	114,485	2,941,120
Series H, 7.50%	126,308	3,287,797
LBA Realty Fund II:
Series A, 8.75% (a)	69,000	2,766,900
Series B, 7.625% (a)	31,240	626,362
Lexington Realty Trust 7.55%	23,800	599,998
MFA Financial, Inc.:
8.00%	538,930	13,958,287
Series A, 8.50%	485,381	12,537,391
Monmouth Real Estate Investment Corp.:
7.625%	80,000	2,093,600
Series B, 7.875%	95,000	2,517,500
National Retail Properties, Inc. Series D, 6.625%	62,437	1,636,474
Newcastle Investment Corp. Series B, 9.75%	34,530	881,551
NorthStar Realty Finance Corp.:
Series B, 8.25%	50,000	1,207,500
Series C, 8.875% (a)	153,105	3,804,659
Parkway Properties, Inc. Series D, 8.00%	306,382	7,730,018
Pebblebrook Hotel Trust:
Series A, 7.875%	372,000	9,791,040
Series B, 8.00%	185,085	4,943,620
Pennsylvania (REIT) 7.375% (a)	76,510	1,930,347
Prologis, Inc. Series Q, 8.54%	94,446	5,879,264
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
PS Business Parks, Inc. 6.875%	50,000	$ 1,340,500
Regency Centers Corp. Series 6, 6.625%	62,261	1,681,047
Saul Centers, Inc.:
8.00%	93,700	2,415,586
Series B (depositary shares) 9.00%	118,550	3,102,454
Stag Industrial, Inc. Series A, 9.00%	280,000	7,700,000
Summit Hotel Properties, Inc. Series A, 9.25%	138,340	3,700,595
Sunstone Hotel Investors, Inc.:
Series A, 8.00%	366,039	9,220,522
Series D, 8.00%	60,362	1,557,340
Terreno Realty Corp. Series A 7.75%	165,690	4,286,400
UMH Properties, Inc. Series A, 8.25%	600,000	15,900,000
Urstadt Biddle Properties, Inc. Series F, 7.125% (a)	210,000	5,418,000
Vornado Realty Trust 6.75%	20,000	504,400
Weingarten Realty Investors (SBI) Series F, 6.50%	56,230	1,428,242
Winthrop Realty Trust:
7.75%	540,000	13,878,000
Series D, 9.25%	65,000	1,733,550
		381,653,059
Real Estate Management & Development - 0.5%
Forest City Enterprises, Inc. 7.375%	657,000	15,984,810
Vornado Realty LP 7.875%	54,682	1,525,081
		17,509,891
TOTAL FINANCIALS		399,162,950
TOTAL NONCONVERTIBLE PREFERRED STOCKS		404,166,662
TOTAL PREFERRED STOCKS (Cost $428,568,600)		443,790,199
Corporate Bonds - 23.4%
		Principal Amount (e)	Value
Convertible Bonds - 2.4%
CONSUMER DISCRETIONARY - 0.2%
Hotels, Restaurants & Leisure - 0.2%
Morgans Hotel Group Co. 2.375% 10/15/14		$ 4,510,000	$ 4,126,650
FINANCIALS - 2.2%
Real Estate Investment Trusts - 1.9%
Annaly Capital Management, Inc.:
4% 2/15/15		1,000,000	1,227,500
5% 5/15/15		34,396,000	34,976,433
CapLease, Inc. 7.5% 10/1/27 (h)		5,180,000	5,180,000
Northstar Realty Finance LP 8.875% 6/15/32 (h)		11,500,000	12,959,063
ProLogis LP:
1.875% 11/15/37		2,450,000	2,450,000
2.625% 5/15/38		1,500,000	1,507,575
			58,300,571
Real Estate Management & Development - 0.3%
Corporate Office Properties LP 4.25% 4/15/30 (h)		9,460,000	9,708,325
Hrubb & Ellis Co. 7.95% 5/1/15 (d)(h)		5,500,000	2,750
			9,711,075
TOTAL FINANCIALS			68,011,646
TOTAL CONVERTIBLE BONDS			72,138,296
Nonconvertible Bonds - 21.0%
CONSUMER DISCRETIONARY - 7.4%
Hotels, Restaurants & Leisure - 0.7%
CityCenter Holdings LLC/CityCenter Finance Corp.:
7.625% 1/15/16		1,945,000	2,071,425
7.625% 1/15/16 (h)		1,560,000	1,657,500
FelCor Lodging LP 6.75% 6/1/19		5,875,000	6,271,563
GWR Operating Partnership LLP/Great Wolf Finance Corp. 10.875% 4/1/17		1,700,000	1,933,750
Times Square Hotel Trust 8.528% 8/1/26 (h)		8,970,587	10,627,803
			22,562,041
Household Durables - 6.2%
D.R. Horton, Inc. 4.75% 5/15/17		2,000,000	2,130,000
KB Home:
5.875% 1/15/15		7,000,000	7,245,000
Corporate Bonds - continued
		Principal Amount (e)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Household Durables - continued
KB Home: - continued
6.25% 6/15/15		$ 10,000,000	$ 10,600,000
7.25% 6/15/18		7,420,000	7,995,050
8% 3/15/20		8,465,000	9,438,475
9.1% 9/15/17		17,595,000	20,278,238
Lennar Corp.:
5.5% 9/1/14		1,000,000	1,060,000
5.6% 5/31/15		6,000,000	6,435,000
6.5% 4/15/16		4,000,000	4,430,000
6.95% 6/1/18		14,280,000	16,047,150
M/I Homes, Inc. 8.625% 11/15/18		26,055,000	28,139,400
Meritage Homes Corp.:
7% 4/1/22		7,525,000	8,127,000
7.15% 4/15/20		7,060,000	7,713,050
Ryland Group, Inc.:
6.625% 5/1/20		1,555,000	1,726,050
8.4% 5/15/17		5,420,000	6,504,000
Standard Pacific Corp.:
7% 8/15/15		4,000,000	4,400,000
8.375% 5/15/18		28,983,000	33,765,195
10.75% 9/15/16		8,415,000	10,434,600
Toll Brothers Finance Corp. 5.875% 2/15/22		1,550,000	1,743,750
			188,211,958
Multiline Retail - 0.5%
JC Penney Corp., Inc.:
5.65% 6/1/20		4,720,000	4,383,700
5.75% 2/15/18		2,845,000	2,777,431
Sears Holdings Corp. 6.625% 10/15/18		9,820,000	9,206,250
			16,367,381
TOTAL CONSUMER DISCRETIONARY			227,141,380
CONSUMER STAPLES - 0.2%
Food & Staples Retailing - 0.2%
Ahold Lease Series 2001 A1 pass thru trust certificates 7.82% 1/2/20		1,044,738	1,196,225
C&S Group Enterprises LLC 8.375% 5/1/17 (h)		3,960,000	4,148,100
			5,344,325
Corporate Bonds - continued
		Principal Amount (e)	Value
Nonconvertible Bonds - continued
FINANCIALS - 11.8%
Diversified Financial Services - 0.6%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
7.75% 1/15/16		$ 10,820,000	$ 11,306,900
8% 1/15/18		3,070,000	3,300,250
8% 1/15/18 (h)		2,170,000	2,332,750
			16,939,900
Real Estate Investment Trusts - 8.2%
Camden Property Trust 5% 6/15/15		1,100,000	1,198,710
Commercial Net Lease Realty, Inc.:
6.15% 12/15/15		2,526,000	2,870,685
6.25% 6/15/14		5,005,000	5,391,536
CubeSmart LP 4.8% 7/15/22		2,000,000	2,199,400
Developers Diversified Realty Corp.:
5.5% 5/1/15		4,000,000	4,371,720
7.5% 4/1/17		6,000,000	7,237,248
7.5% 7/15/18		8,756,000	10,870,066
7.875% 9/1/20		4,637,000	6,026,203
9.625% 3/15/16		3,836,000	4,757,396
Duke Realty LP 6.25% 5/15/13		750,000	770,935
Equity One, Inc.:
5.375% 10/15/15		3,500,000	3,846,325
6.25% 12/15/14		4,081,000	4,547,050
6.25% 1/15/17		3,000,000	3,435,675
Health Care Property Investors, Inc.:
6% 6/15/14		2,340,000	2,503,650
6% 3/1/15		1,000,000	1,095,482
7.072% 6/8/15		1,500,000	1,681,346
Health Care REIT, Inc.:
4.125% 4/1/19		2,000,000	2,156,274
6% 11/15/13		1,000,000	1,047,082
6.2% 6/1/16		750,000	860,188
Healthcare Realty Trust, Inc.:
5.125% 4/1/14		5,084,000	5,344,047
5.75% 1/15/21		2,000,000	2,250,098
6.5% 1/17/17		2,875,000	3,290,647
Highwoods/Forsyth LP 5.85% 3/15/17		2,800,000	3,109,907
HMB Capital Trust V 3.9888% 12/15/36 (d)(h)(j)		2,530,000	0
Hospitality Properties Trust:
5% 8/15/22		3,177,000	3,391,076
Corporate Bonds - continued
		Principal Amount (e)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Hospitality Properties Trust: - continued
5.625% 3/15/17		$ 915,000	$ 1,003,674
7.875% 8/15/14		1,000,000	1,078,549
HRPT Properties Trust:
5.75% 11/1/15		4,826,000	5,174,022
6.25% 8/15/16		7,500,000	8,187,923
6.25% 6/15/17		1,055,000	1,155,666
6.65% 1/15/18		3,000,000	3,339,936
iStar Financial, Inc.:
5.85% 3/15/17		3,587,000	3,479,390
5.875% 3/15/16		34,260,000	33,574,800
5.95% 10/15/13		7,330,000	7,485,763
6.05% 4/15/15		14,630,000	14,483,700
6.5% 12/15/13		6,880,000	6,828,400
8.625% 6/1/13		6,155,000	6,370,425
9% 6/1/17		13,000,000	14,040,000
MPT Operating Partnership LP/MPT Finance Corp.:
6.375% 2/15/22		3,110,000	3,249,950
6.875% 5/1/21		2,000,000	2,160,000
Nationwide Health Properties, Inc. 6.25% 2/1/13		1,000,000	1,013,015
Omega Healthcare Investors, Inc.:
6.75% 10/15/22		2,115,000	2,315,925
7.5% 2/15/20		1,000,000	1,100,000
Pan Pacific Retail Properties, Inc. 5.95% 6/1/14		1,750,000	1,873,797
Potlatch Corp. 7.5% 11/1/19		1,000,000	1,080,000
ProLogis LP:
6.625% 5/15/18		6,480,000	7,679,746
7.625% 7/1/17		4,690,000	5,541,798
Reckson Operating Partnership LP/SL Green Realty Corp./SL Green Operating Partnership LP 7.75% 3/15/20		2,000,000	2,415,800
Senior Housing Properties Trust:
4.3% 1/15/16		5,000,000	5,177,255
6.75% 4/15/20		11,000,000	12,561,054
6.75% 12/15/21		8,000,000	9,206,192
United Dominion Realty Trust, Inc.:
5.13% 1/15/14		500,000	521,809
Corporate Bonds - continued
		Principal Amount (e)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
United Dominion Realty Trust, Inc.: - continued
5.25% 1/15/15		$ 1,000,000	$ 1,083,280
5.25% 1/15/16		4,000,000	4,428,660
			251,863,275
Real Estate Management & Development - 2.9%
AMB Property LP 5.9% 8/15/13		400,000	413,193
BioMed Realty LP 3.85% 4/15/16		2,000,000	2,105,552
Brandywine Operating Partnership LP:
5.4% 11/1/14		6,750,000	7,238,437
7.5% 5/15/15		1,000,000	1,130,061
CB Richard Ellis Services, Inc.:
6.625% 10/15/20		1,205,000	1,302,967
11.625% 6/15/17		1,500,000	1,665,000
Colonial Properties Trust:
6.15% 4/15/13		1,500,000	1,530,185
6.25% 6/15/14		3,094,000	3,319,036
Colonial Realty LP 6.05% 9/1/16		2,500,000	2,814,303
Forest City Enterprises, Inc.:
6.5% 2/1/17		17,120,000	16,606,400
7.625% 6/1/15		10,156,000	10,149,653
Host Hotels & Resorts LP:
5.25% 3/15/22		2,000,000	2,210,000
5.875% 6/15/19		2,725,000	2,997,500
Kennedy-Wilson, Inc. 8.75% 4/1/19		8,785,000	9,301,558
Post Apartment Homes LP 6.3% 6/1/13		2,000,000	2,057,958
Realogy Corp.:
7.875% 2/15/19 (h)		7,085,000	7,598,663
9% 1/15/20 (h)		1,920,000	2,157,504
Regency Centers LP:
5.25% 8/1/15		4,509,000	4,956,744
5.875% 6/15/17		400,000	463,656
Toys 'R' Us Property Co. I LLC 10.75% 7/15/17		2,490,000	2,695,425
Ventas Realty LP 4% 4/30/19		2,262,000	2,440,845
Wells Operating Partnership II LP 5.875% 4/1/18		3,000,000	3,126,150
			88,280,790
Corporate Bonds - continued
		Principal Amount (e)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Thrifts & Mortgage Finance - 0.1%
Wrightwood Capital LLC 1.9% 4/20/20 (d)		$ 4,180,035	$ 2,382,620
TOTAL FINANCIALS			359,466,585
HEALTH CARE - 1.3%
Health Care Equipment & Supplies - 0.3%
Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp. 7.75% 2/15/19		10,410,000	10,956,525
Health Care Providers & Services - 1.0%
Sabra Health Care LP/Sabra Capital Corp.:
8.125% 11/1/18		25,545,000	27,524,738
8.125% 11/1/18 (h)		1,960,000	2,107,000
			29,631,738
TOTAL HEALTH CARE			40,588,263
INDUSTRIALS - 0.2%
Commercial Services & Supplies - 0.1%
Iron Mountain, Inc. 5.75% 8/15/24		2,235,000	2,229,413
Industrial Conglomerates - 0.1%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. 7.375% 10/1/17 (h)		3,050,000	3,072,875
TOTAL INDUSTRIALS			5,302,288
TELECOMMUNICATION SERVICES - 0.1%
Wireless Telecommunication Services - 0.1%
Crown Castle International Corp. 5.25% 1/15/23 (h)		4,000,000	4,130,000
TOTAL NONCONVERTIBLE BONDS			641,972,841
TOTAL CORPORATE BONDS (Cost $658,266,876)			714,111,137
Asset-Backed Securities - 3.7%
		Principal Amount (e)	Value
Anthracite CDO I Ltd. Series 2002-CIBA Class B, 6.633% 5/24/37 (h)		$ 1,384,000	$ 1,384,000
Anthracite CDO III Ltd./Anthracite CDO III Corp. Series 2004-1A Class A, 0.5707% 3/23/19 (h)(j)		250,976	244,701
Capital Trust RE CDO Ltd. Series 2005-1A Class D, 1.7107% 3/20/50 (h)(j)		2,250,000	101,250
Capital Trust RE CDO Ltd./Capital Trust RE CDO Corp. Series 2005-3A Class A2, 5.16% 6/25/35 (h)		4,046,500	4,122,574
CapitalSource Real Estate Loan Trust Series 2006-1A Class A2A, 0.6003% 1/20/37 (h)(j)		1,076,392	1,001,045
CapLease CDO Ltd. Series 2005-1A Class A, 4.926% 1/29/40 (h)		1,145,097	1,007,686
CBRE Realty Finance CDO LLC Series 2007-1A Class A1, 0.6013% 4/7/52 (h)(j)		10,907,355	9,271,251
Conseco Finance Securitizations Corp. Series 2002-2 Class M2, 9.163% 3/1/33		500,000	274,180
Crest Clarendon Street Ltd./Crest Clarendon Corp. Series 2002-1A:
Class B1, 6.065% 12/28/35 (h)		741,577	738,981
Class B2, 1.7123% 12/28/35 (h)(j)		743,939	714,181
Class D, 9% 12/28/35 (h)		511,250	123,416
Crest Dartmouth Street Ltd./Crest Dartmouth Street Corp. Series 2003-1A:
Class B1, 1.8623% 6/28/38 (h)(j)		1,230,000	1,213,764
Class D, 9% 6/28/38 (h)		1,035,356	693,689
Crest Ltd. Series 2002-IGA Class B, 1.6633% 7/28/35 (h)(j)		159,603	159,603
Deutsche Financial Capital Securitization LLC Series 1997-I Class M, 7.275% 9/15/27		9,500,000	8,936,014
Fairfield Street Solar Corp. Series 2004-1A Class E1, 3.7919% 11/28/39 (h)(j)		571,568	17,147
Green Tree Financial Corp.:
Series 1996-4 Class M1, 7.75% 6/15/27		1,788,179	1,646,550
Series 1997-3 Class M1, 7.53% 3/15/28		7,404,130	6,272,766
GSR Mortgage Loan Trust Series 2005-HE3 Class B3, 2.7107% 6/25/35 (j)(l)		1,161,480	39,706
Guggenheim Structured Real Estate Funding Ltd./Guggenheim Structured Real Estate Funding LLC Series 2005-2A:
Class D, 1.7607% 8/26/30 (h)(j)		735,000	611,888
Class E, 2.2107% 8/26/30 (h)(j)		1,517,957	758,979
Lehman ABS Manufactured Housing Contract Trust Series 2001-B Class M2, 7.17% 4/15/40		1,143,712	414,500
Asset-Backed Securities - continued
		Principal Amount (e)	Value
Merit Securities Corp. Series 13 Class M1, 7.8892% 12/28/33 (j)		$ 1,923,000	$ 2,078,475
N-Star Real Estate CDO Ltd. Series 1A Class C1B, 7.696% 8/28/38 (h)		899,989	737,991
Newcastle Investment Trust Series 2011-MH1 Class A, 2.45% 12/10/33 (h)		3,033,278	3,070,578
Prima Capital CDO Ltd./Prima Capital CDO Corp. Series 2005-1A Class D, 5.194% 7/24/39 (h)		2,480,957	2,480,957
Prima Capital Ltd. Series 2006-CR1A Class A2, 5.533% 12/28/48 (h)		9,370,000	9,557,400
Taberna Preferred Funding III Ltd. Series 2005-3A Class D, 3.0919% 2/5/36 (h)(j)		3,610,514	361
Wachovia Ltd./Wachovia LLC:
Series 2006-1 Class 1ML, 5.8693% 9/25/26 (h)(j)		2,000,000	1,010,000
Series 2006-1A:
Class A1A, 0.6293% 9/25/26 (h)(j)		17,048,063	15,535,900
Class A1B, 0.6993% 9/25/26 (h)(j)		22,506,000	19,186,365
Class A2A, 0.5893% 9/25/26 (h)(j)		4,906,191	4,841,430
Class A2B, 0.6793% 9/25/26 (h)(j)		1,550,000	1,379,500
Class B, 0.7293% 9/25/26 (h)(j)		890,000	732,025
Class C 0.8993% 9/25/26 (h)(j)		3,830,000	3,083,150
Class G, 1.7193% 9/25/26 (h)(j)		1,270,000	920,750
Wrightwood Capital Real Estate CDO Ltd. Series 2005-1A:
Class A1, 0.7545% 11/21/40 (h)(j)		10,319,967	9,081,571
Class F, 2.3845% 11/21/40 (h)(j)		250,000	45,000
TOTAL ASSET-BACKED SECURITIES (Cost $110,149,277)			113,489,324
Collateralized Mortgage Obligations - 0.6%

Private Sponsor - 0.6%
COMM pass-thru certificates Series 2007-FL14 Class AJ, 0.394% 6/15/22 (h)(j)		1,897,166	1,836,081
Countrywide Home Loans, Inc.:
Series 2002-38 Class B3, 5% 2/25/18 (h)		57,463	19,055
Series 2002-R2 Class 2B3, 3.7068% 7/25/33 (h)(j)		207,574	99,229
Series 2003-40 Class B3, 4.5% 10/25/18 (h)		95,969	61,060
Series 2003-R3:
Class B2, 5.5% 11/25/33 (h)		1,380,309	260,089
Class B3, 5.5% 11/25/33		147,224	8,747
Series 2004-R1 Class 1B3, 5.5% 11/25/34 (h)(j)		112,380	5,515
Collateralized Mortgage Obligations - continued
		Principal Amount (e)	Value
Private Sponsor - continued
FREMF Mortgage Trust:
Series 2010 K7 Class B, 5.6187% 4/25/20 (h)(j)		$ 3,200,000	$ 3,627,050
Series 2010-K6 Class B, 5.5327% 12/25/46 (h)(j)		4,500,000	5,067,792
Merrill Lynch Mortgage Investors Trust Series 1998-C3 Class F, 6% 12/15/30 (h)		7,120,000	7,199,616
RESI Finance LP/RESI Finance DE Corp. floater:
Series 2003-B Class B9, 12.1675% 7/10/35 (h)(j)		295,785	236,214
Series 2005-A Class B6, 2.2175% 3/10/37 (h)(j)		1,432,988	94,577
Series 2005-B Class B6, 1.8175% 6/10/37 (h)(j)		849,808	30,848
Residential Funding Securities Corp. Series 2002-RM1 Class BI1, 5.5% 12/25/17 (h)		40,875	35,282
RESIX Finance Ltd. floater:
Series 2003-D Class B8, 6.7175% 12/10/35 (h)(j)		282,187	138,780
Series 2004-A Class B7, 4.4675% 2/10/36 (h)(j)		312,407	170,106
Series 2004-B Class B7, 4.2175% 2/10/36 (h)(j)		374,838	174,749
TOTAL PRIVATE SPONSOR			19,064,790
U.S. Government Agency - 0.0%
Fannie Mae REMIC Trust:
Series 2001-W3 subordinate REMIC pass thru certificates, Class B3, 7% 9/25/41 (l)		157,201	83,492
Series 2002-W1 subordinate REMIC pass thru certificates, Class 3B3, 3.1709% 2/25/42 (h)(j)		99,272	55,472
Series 2003-W1 subordinate REMIC pass thru certificates, Class B3, 5.75% 12/25/42 (l)		231,513	61,674
Series 2003-W10 subordinate REMIC pass thru certificates, Class 2B3, 3.1743% 6/25/43 (h)(j)		149,980	59,464
Series 2003-W4 subordinate REMIC pass thru certificates, Class 2B3, 3.1288% 10/25/42 (h)(j)		64,617	24,608
TOTAL U.S. GOVERNMENT AGENCY			284,710
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $20,764,711)			19,349,500
Commercial Mortgage Securities - 19.2%

ACGS Series 2004-1 Class P, 7.4651% 8/1/19 (l)		4,560,524	4,435,109
Americold LLC Trust Series 2010-ARTA Class D, 7.443% 1/14/29 (h)		2,000,000	2,378,033
Asset Securitization Corp. Series 1997-D4 Class B2, 7.525% 4/14/29		195,103	197,316
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
Banc of America Commercial Mortgage, Inc.:
sequential payer Series 2002-2 Class F, 5.487% 7/11/43		$ 1,443,279	$ 1,477,768
Series 2005-1 Class CJ, 5.3664% 11/10/42 (j)		3,580,000	3,778,128
Series 2005-6 Class AJ, 5.3644% 9/10/47 (j)		5,000,000	5,353,060
Banc of America Large Loan Trust floater Series 2010-HLTN Class HLTN, 1.964% 11/15/15 (h)(j)		117,703,224	117,457,798
Banc of America Large Loan, Inc. floater Series 2005-MIB1:
Class J, 1.264% 3/15/22 (h)(j)		4,702,779	4,343,877
Class K, 2.214% 3/15/22 (h)(j)		4,190,000	2,613,253
Banc of America REMIC Trust Series 2012-CLMZ Class A, 7.714% 8/15/17 (h)(j)		4,900,000	5,034,750
Bear Stearns Commercial Mortgage Securities, Inc. Series 2006-PW11 Class AJ, 5.6185% 3/11/39 (j)		5,700,000	5,667,916
Bear Stearns Commercial Mortgage Securities Trust Series 2006-T22 Class B, 5.7122% 4/12/38 (h)(j)		2,520,000	2,463,892
COMM pass-thru certificates:
floater Series 2006-FL12:
Class AJ, 0.344% 12/15/20 (h)(j)		8,000,000	7,436,104
Class B, 0.384% 12/15/20 (h)(j)		3,036,954	2,792,518
sequential payer Series 2004-RS1 Class A, 5.648% 3/3/41 (h)		5,057,138	5,101,641
Commercial Mortgage pass-thru certificates:
Series 2005-C6 Class AJ, 5.209% 6/10/44 (j)		5,000,000	5,261,495
Series 2012-CR1:
Class C, 5.547% 5/15/45		1,000,000	1,107,852
Class D, 5.547% 5/15/45 (h)		2,050,000	1,926,231
Commercial Mortgage Trust pass-thru certificates:
Series 2012-CR2:
Class D, 5.02% 8/15/45 (h)(j)		4,500,000	4,516,596
Class E, 5.02% 8/15/45 (h)(j)		3,000,000	2,729,325
Series 2012-LC4:
Class C, 5.8245% 12/10/44 (j)		2,000,000	2,266,578
Class D, 5.8245% 12/10/44 (h)(j)		8,000,000	7,694,008
Communication Mortgage Trust Series 2011-THL:
Class E, 5.949% 6/9/28 (h)		3,690,000	3,835,050
Class F, 4.867% 6/9/28 (h)		11,090,000	10,196,956
Credit Suisse First Boston Mortgage Securities Corp.:
Series 1998-C1 Class F, 6% 5/17/40 (h)		2,357,497	2,502,076
Series 1998-C2 Class F, 6.75% 11/15/30 (h)		3,000,000	3,216,159
DBUBS Mortgage Trust Series 2011-LC1A Class E, 5.7283% 11/10/46 (h)(j)		12,490,000	12,733,917
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
Deutsche Mortgage & Asset Receiving Corp. Series 1998-C1 Class J, 6.22% 6/15/31		$ 1,200,000	$ 1,234,250
DLJ Commercial Mortgage Corp.:
Series 1998-CG1 Class B4, 7.4442% 6/10/31 (h)(j)		2,500,000	2,544,750
Series 2000-CKP1 Class B3, 7.8491% 11/10/33 (j)		2,970,000	2,981,589
Extended Stay America Trust Series 2010-ESHA Class D, 5.4983% 11/5/27 (h)		6,000,000	6,069,109
Freddie Mac:
pass-thru certificates:
Series K011 Class X3, 2.662% 12/25/43 (j)(k)		12,206,096	2,023,551
Series K012 Class X3, 2.3658% 1/25/41 (j)(k)		21,072,886	3,121,885
Series K013 Class X3, 2.8847% 1/25/43 (j)(k)		14,360,000	2,610,677
Series KAIV Class X2, 3.6146% 6/25/46 (j)(k)		7,430,000	1,633,763
G-Force LLC sequential payer Series 2005-RRA Class A2, 4.83% 8/22/36 (h)		10,508,548	10,564,243
GMAC Commercial Mortgage Securities, Inc.:
Series 1997-C2 Class G, 6.75% 4/15/29 (j)		993,151	1,103,587
Series 1999-C3 Class J, 6.974% 8/15/36		1,500,000	1,473,708
Series 2000-C1 Class K, 7% 3/15/33		201,793	153,113
Series 2002-C3 Class D, 5.27% 7/10/39		3,000,000	2,998,338
Greenwich Capital Commercial Funding Corp.:
sequential payer Series 2003-C1 Class D, 4.29% 7/5/35 (h)		2,000,000	2,022,768
Series 2002-C1 Class H, 5.903% 1/11/35 (h)		880,000	878,721
GS Mortgage Securities Corp. II:
floater Series 2007-EOP Class L, 5.4585% 3/6/20 (h)(j)		1,400,000	1,400,690
Series 2010-C1:
Class D, 6.1336% 8/10/43 (h)(j)		4,000,000	4,399,236
Class E, 4% 8/10/43 (h)		3,770,000	2,960,076
Series 2012-GCJ7:
Class C, 5.9059% 5/10/45 (j)		6,500,000	7,195,082
Class D, 5.722% 5/10/45 (h)(j)		2,000,000	1,930,765
GS Mortgage Securities Corp. Trust Series 2011-ALF Class E, 4.953% 2/10/21 (h)		9,185,000	9,230,007
GS Mortgage Securities Trust:
Series 2010-C2 Class D, 5.4021% 12/10/43 (h)(j)		3,000,000	3,033,435
Series 2011-GC5:
Class C, 5.4748% 8/10/44 (h)(j)		9,000,000	10,060,902
Class D, 5.4748% 8/10/44 (h)(j)		4,000,000	3,720,208
Series 2012-GC6 Class C, 5.827% 1/10/45 (h)(j)		3,600,000	4,013,874
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2001-A:
Class G, 6% 10/15/32 (h)(j)		$ 2,036,910	$ 2,506
Class X, 0.6303% 10/15/32 (h)(j)(k)		4,795,801	29,759
Series 2002-C1 Class E, 6.135% 7/12/37 (h)		2,808,481	2,811,102
Series 2009-IWST:
Class C, 7.6935% 12/5/27 (h)(j)		3,000,000	3,690,513
Class D, 7.6935% 12/5/27 (h)(j)		8,550,000	9,785,612
Series 2010-CNTM Class MZ, 8.5% 8/5/20 (h)		9,000,000	9,500,392
Series 2010-CNTR:
Class D, 6.3899% 8/5/32 (h)(j)		4,500,000	4,753,985
Class XB, 0.9305% 8/5/32 (h)(k)		32,655,000	1,644,343
Series 2012-CBX Class C, 5.3635% 6/16/45 (j)		4,530,000	4,897,669
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2005-LDP5 Class AJ, 5.4804% 12/15/44 (j)		3,470,000	3,658,832
Series 2011-C5 Class C, 5.4913% 8/15/46 (h)(j)		6,525,375	7,299,787
JPMorgan Commercial Mortgage Finance Corp. Series 1999-C8:
Class G, 6% 7/15/31 (h)		886,459	902,513
Class H, 6% 7/15/31 (h)		1,341,102	678,242
LB Commercial Conduit Mortgage Trust Series 1998-C4 Class G, 5.6% 10/15/35 (h)		2,574,218	2,662,598
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2004-C2 Class E, 4.487% 3/15/36		2,060,000	2,087,173
Series 2005-C3 Class AJ, 4.843% 7/15/40		6,620,000	6,920,330
Series 2005-C7 Class AJ, 5.323% 11/15/40		8,000,000	8,409,216
Series 2006-C7 Class AM, 5.378% 11/15/38		2,040,000	2,195,876
Series 2004-C7 Class E, 4.918% 10/15/36		5,120,000	5,149,425
Series 2005-C1 Class E, 4.924% 2/15/40		4,000,000	3,899,288
Series 2006-C4:
Class AJ, 6.0837% 6/15/38 (j)		7,005,000	6,525,242
Class AM, 6.0837% 6/15/38 (j)		6,700,000	7,555,778
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2007-LLFA Class E, 1.114% 6/15/22 (h)(j)		6,230,000	5,988,394
Lstar Commercial Mortgage Trust:
Series 2011-1 Class D, 5.5914% 6/25/43 (h)(j)		4,699,000	4,667,723
Series 2011-1 Class B, 5.5914% 6/25/43 (h)(j)		6,165,000	6,786,975
Merrill Lynch Financial Asset, Inc. Series 2005-CA16:
Class F, 4.384% 7/12/37	CAD	710,000	559,454
Class G, 4.384% 7/12/37	CAD	355,000	273,246
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
Merrill Lynch Financial Asset, Inc. Series 2005-CA16: - continued
Class H, 4.384% 7/12/37	CAD	236,000	$ 177,466
Class J, 4.384% 7/12/37	CAD	355,000	260,835
Class K, 4.384% 7/12/37	CAD	355,000	254,892
Class L, 4.384% 7/12/37	CAD	236,000	165,610
Class M, 4.384% 7/12/37	CAD	995,000	606,050
Merrill Lynch Mortgage Investors Trust Series 1999-C1 Class G, 6.71% 11/15/31 (h)		$ 712,872	356,436
Merrill Lynch Mortgage Trust Series 2006-C1 Class AM, 5.8471% 5/12/39 (j)		1,200,000	1,340,693
Mezz Capital Commercial Mortgage Trust:
sequential payer:
Series 2004-C1 Class A, 4.836% 1/15/37 (h)		3,371,229	3,101,531
Series 2004-C2 Class A, 5.318% 10/15/40 (h)		9,995,195	8,246,036
Series 2004-C1:
Class D, 6.988% 1/15/37 (h)		335,293	34
Class IO, 9.1147% 1/15/37 (h)(j)(k)		3,347,797	150,651
Morgan Stanley Capital I Trust:
sequential payer:
Series 2012-C4 Class E, 5.71% 3/15/45 (h)		4,630,000	4,296,029
Series 2004-RR2 Class A2, 5.45% 10/28/33 (h)		648,431	650,863
Series 2006-HQ10 Class AM, 5.36% 11/12/41		8,200,000	9,048,987
Series 1997-RR Class F, 7.3941% 4/30/39 (h)(j)		1,167,999	1,092,079
Series 1998-CF1 Class G, 7.35% 7/15/32 (h)		2,638,435	1,917,623
Series 2005-HQ5 Class B, 5.272% 1/14/42		2,000,000	2,078,874
Series 2005-HQ6 Class AJ, 5.073% 8/13/42 (j)		2,500,000	2,608,185
Series 2006-IQ12 Class AMFX, 5.37% 12/15/43		7,500,000	8,271,450
Series 2011-C1 Class C, 5.4212% 9/15/47 (h)(j)		4,000,000	4,414,340
Series 2011-C2:
Class D, 5.4947% 6/15/44 (h)(j)		4,610,000	4,812,923
Class E, 5.4947% 6/15/44 (h)(j)		9,600,000	9,399,763
Class F, 5.4947% 6/15/44 (h)(j)		4,440,000	3,755,618
Class XB, 0.5394% 6/15/44 (h)(j)(k)		63,708,222	2,028,597
Series 2011-C3:
Class C, 5.3572% 7/15/49 (h)(j)		2,000,000	2,228,554
Class D, 5.357% 7/15/49 (h)		7,400,000	7,608,332
Series 2012-C4 Class D, 5.7107% 3/15/45 (h)(j)		6,310,000	6,679,829
NationsLink Funding Corp. Series 1999-SL Class X, 11/10/30 (j)(k)		748,340	749,293
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (h)		3,641,887	4,399,400
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
RBSCF Trust Series 2010-MB1 Class D, 4.8334% 4/15/24 (h)(j)		$ 9,049,000	$ 9,206,860
Salomon Brothers Mortgage Securities VII, Inc. Series 2001-MMA Class E3, 6.5% 2/18/34 (h)(j)		3,000,000	3,068,025
TIAA Seasoned Commercial Mortgage Trust sequential payer Series 2007-C4 Class AJ, 5.5849% 8/15/39 (j)		2,080,000	2,267,333
TimberStar Trust I Series 2006-1 Class F, 7.5296% 10/15/36 (h)		10,630,000	10,989,868
UBS Commercial Mortgage Trust Series 2007-FL1 Class F, 0.789% 7/15/24 (h)(j)		1,200,000	908,947
UBS-Citigroup Commercial Mortgage Trust Series 2011-C1 Class B, 6.0707% 1/10/45 (h)(j)		3,000,000	3,587,469
Vornado DP LLC Series 2010-VNO Class D, 6.3555% 9/13/28 (h)		2,540,000	2,920,797
Wachovia Bank Commercial Mortgage Trust:
Series 2004-C10 Class E, 4.931% 2/15/41		2,000,000	2,051,952
Series 2004-C11:
Class D, 5.5672% 1/15/41 (j)		5,177,000	4,888,491
Class E, 5.6172% 1/15/41 (j)		3,785,000	3,357,662
Series 2004-C12 Class D, 5.4889% 7/15/41 (j)		2,750,000	2,783,520
Series 2004-C14 Class B, 5.17% 8/15/41		3,180,000	3,359,117
Wells Fargo Commercial Mortgage Trust Series 2012-LC5 Class D, 4.7802% 10/15/45 (h)		2,000,000	1,774,480
WF-RBS Commercial Mortgage Trust:
Series 2011-C3:
Class C, 5.335% 3/15/44 (h)		4,900,000	5,482,145
Class D, 5.7219% 3/15/44 (h)(j)		1,000,000	996,754
Class E, 5% 3/15/44 (h)		2,000,000	1,494,532
Series 2012-C7 Class D, 5.0063% 6/15/45 (h)(j)		2,380,000	2,452,000
WFDB Commercial Mortgage Trust Series 2011-BXR Class D, 5.914% 7/5/24 (h)		4,000,000	4,163,972
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $544,485,803)			587,666,603
Floating Rate Loans - 8.3%

CONSUMER DISCRETIONARY - 3.5%
Hotels, Restaurants & Leisure - 3.2%
Extended Stay America, Inc. term loan 9.75% 11/1/15		9,000,000	9,090,000
Hilton Hotels Corp.:
term loan 3.99% 11/12/15 (j)		27,030,758	25,172,393
Tranche B, term loan 2.4449% 11/12/15 (j)		12,000,000	11,505,000
Floating Rate Loans - continued
		Principal Amount (e)	Value
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Hilton Hotels Corp.: - continued
Tranche C, term loan 3.24% 11/12/15 (j)		$ 20,000,000	$ 19,075,000
Tranche D, term loan 3.471% 11/12/15 (j)		20,097,902	19,118,129
Tranche E, term loan 3.74% 11/12/15 (j)		15,000,000	14,231,250
			98,191,772
Media - 0.1%
PRIMEDIA, Inc. Tranche B, term loan 7.5% 1/13/18 (j)		2,814,375	2,673,656
Specialty Retail - 0.2%
The Pep Boys - Manny, Moe & Jack Tranche B, term loan 5% 10/11/18 (j)		5,355,000	5,395,163
TOTAL CONSUMER DISCRETIONARY			106,260,591
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Panda Sherman Power, LLC term loan 9% 9/14/18 (j)		5,200,000	5,226,000
FINANCIALS - 3.3%
Diversified Financial Services - 0.9%
Blackstone REL 10% 10/1/2017		17,500,000	17,850,000
Pilot Travel Centers LLC:
Tranche B 2LN, term loan 4.25% 8/7/19 (j)		4,725,000	4,760,438
Tranche B, term loan 3.75% 3/30/18 (j)		6,700,420	6,717,171
			29,327,609
Real Estate Investment Trusts - 0.8%
iStar Financial, Inc. Tranche B, term loan 5.75% 10/11/17 (j)		24,000,000	23,970,000
Real Estate Management & Development - 1.5%
CB Richard Ellis Group, Inc. Tranche B, term loan 3.4607% 11/9/16 (j)		2,977,215	2,984,658
CB Richard Ellis Services, Inc. Tranche D, term loan 3.7208% 9/4/19 (j)		4,724,121	4,712,311
CityCenter term loan 8.75% 7/1/13 (j)		4,169,750	4,169,750
EOP Operating LP term loan:
5% 2/5/13 (j)		5,000,000	4,853,500
5.25% 2/5/13 (j)		3,800,000	3,669,660
Equity Inns Reality LLC:
Tranche A, term loan 9.5% 11/2/12 (j)		6,184,917	5,636,693
Tranche B 2LN, term loan 6.55% 11/2/12 (j)		5,000,000	4,950,000
Floating Rate Loans - continued
		Principal Amount (e)	Value
FINANCIALS - continued
Real Estate Management & Development - continued
Realogy Corp.:
Credit-Linked Deposit 3.2143% 10/10/13 (j)		$ 517,551	$ 491,674
Credit-Linked Deposit 4.4643% 10/10/16 (i)(j)		1,098,284	1,090,047
term loan 4.464% 10/10/16 (j)		13,066,882	13,034,214
			45,592,507
Thrifts & Mortgage Finance - 0.1%
Ocwen Financial Corp. Tranche B, term loan 7% 9/1/16 (j)		3,181,399	3,189,352
TOTAL FINANCIALS			102,079,468
HEALTH CARE - 0.5%
Health Care Providers & Services - 0.5%
Community Health Systems, Inc. term loan 3.9212% 1/25/17 (j)		2,903,247	2,892,360
Health Management Associates, Inc. Tranche B, term loan 4.5% 11/18/18 (j)		1,985,000	2,002,369
Skilled Healthcare Group, Inc. term loan 6.75% 4/9/16 (j)		10,314,384	10,237,026
			15,131,755
INDUSTRIALS - 0.4%
Construction & Engineering - 0.4%
Drumm Investors LLC Tranche B, term loan 5% 5/4/18 (j)		13,432,304	12,861,431
TELECOMMUNICATION SERVICES - 0.4%
Wireless Telecommunication Services - 0.4%
Crown Castle Operating Co. Tranche B, term loan 4% 1/31/19 (j)		8,961,230	9,006,036
SBA Senior Finance II, LLC term loan 3.75% 9/28/19 (j)		3,345,000	3,357,544
			12,363,580
TOTAL FLOATING RATE LOANS (Cost $251,621,755)			253,922,825
Preferred Securities - 0.0%
	Principal Amount (e)	Value
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Crest Clarendon Street 2002-1 Ltd. Series 2002-1A Class PS, 12/28/35 (h)(j)	500,000	$ 25,000
Crest Dartmouth Street 2003 1 Ltd. Series 2003-1A Class PS, 6/28/38 (h)(j)	1,220,000	183,000
Ipswich Street CDO Series 2006-1, 6/27/46 (d)(h)(j)	1,350,000	0
		208,000
TOTAL PREFERRED SECURITIES (Cost $2,595,411)		208,000
Money Market Funds - 8.7%
	Shares
Fidelity Cash Central Fund, 0.19% (b)	242,738,219	242,738,219
Fidelity Securities Lending Cash Central Fund, 0.19% (b)(c)	23,034,253	23,034,253
TOTAL MONEY MARKET FUNDS (Cost $265,772,472)		265,772,472
TOTAL INVESTMENT PORTFOLIO - 101.5% (Cost $2,856,074,684)		3,103,094,452
NET OTHER ASSETS (LIABILITIES) - (1.5)%		(44,961,970)
NET ASSETS - 100%		$ 3,058,132,482
Currency Abbreviations
CAD	-	Canadian dollar
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Security is in default.
(e) Amount is stated in United States dollars unless otherwise noted.
(f) Security or a portion of the security is on loan at period end.
(g) Affiliated company

(h) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $629,821,981 or 20.6% of net assets.

(i) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(j) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(k) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(l) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $4,619,981 or 0.2% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
ACGS Series 2004-1 Class P, 7.4651% 8/1/19	2/17/11	$ 4,416,248
Fannie Mae REMIC Trust Series 2001-W3 subordinate REMIC pass thru certificates, Class B3, 7% 9/25/41	5/21/03	$ 136,224
Fannie Mae REMIC Trust Series 2003-W1 subordinate REMIC pass thru certificates, Class B3, 5.75% 12/25/42	3/25/03	$ 174,467
GSR Mortgage Loan Trust Series 2005-HE3 Class B3, 2.7107% 6/25/35	6/3/05	$ 1,024,665
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 93,940
Fidelity Securities Lending Cash Central Fund	16,131
Total	$ 110,071
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
AmREIT, Inc.	$ 2,818,000	$ -	$ -	$ 40,000	$ 3,258,000
Total	$ 2,818,000	$ -	$ -	$ 40,000	$ 3,258,000
Other Information

The following is a summary of the inputs used, as of October 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 28,479,522	$ 24,384,031	$ -	$ 4,095,491
Financials	1,075,160,538	1,041,576,511	22,528,014	11,056,013
Health Care	37,478,634	37,478,634	-	-
Telecommunication Services	7,455,897	7,455,897	-	-
Corporate Bonds	714,111,137	-	711,728,517	2,382,620
Asset-Backed Securities	113,489,324	-	84,102,908	29,386,416
Collateralized Mortgage Obligations	19,349,500	-	18,611,095	738,405
Commercial Mortgage Securities	587,666,603	-	551,409,837	36,256,766
Floating Rate Loans	253,922,825	-	214,289,915	39,632,910
Preferred Securities	208,000	-	-	208,000
Money Market Funds	265,772,472	265,772,472	-	-
Total Investments in Securities:	$ 3,103,094,452	$ 1,376,667,545	$ 1,602,670,286	$ 123,756,621
Valuation Inputs at Reporting Date:
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Asset-Backed Securities
Beginning Balance	$ 36,313,723
Total Realized Gain (Loss)	553,100
Total Unrealized Gain (Loss)	1,624,807
Cost of Purchases	67,423
Proceeds of Sales	(4,386,491)
Amortization/Accretion	576,728
Transfers in to Level 3	-
Transfers out of Level 3	(5,362,874)
Ending Balance	$ 29,386,416
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at October 31, 2012	$ 1,624,807
Floating Rate Loans
Beginning Balance	$ 18,003,477
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	367,881
Cost of Purchases	21,299,578
Proceeds of Sales	(220,414)
Amortization/Accretion	182,388
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 39,632,910
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at October 31, 2012	$ 367,881
Commercial Mortgage Securities
Beginning Balance	$ 53,984,005
Total Realized Gain (Loss)	1,030,002
Total Unrealized Gain (Loss)	1,929,225
Cost of Purchases	-
Proceeds of Sells	(10,824,690)
Amortization/Accretion	(147,154)
Transfers in to Level 3	-
Transfers out of Level 3	(9,714,622)
Ending Balance	$ 36,256,766

The change in unrealized gain (loss) for the period attributable to Level 3 securities held at October 31, 2012	$ 992,715
Other Investments in Securities
Beginning Balance	$ 19,436,383
Total Realized Gain (Loss)	(27,368)
Total Unrealized Gain (Loss)	300,944
Cost of Purchases	-
Proceeds of Sells	(229,781)
Amortization/Accretion	(21,731)
Transfers in to Level 3	-
Transfers out of Level 3	(977,918)
Ending Balance	$ 18,480,529

The change in unrealized gain (loss) for the period attributable to Level 3 securities held at October 31, 2012	$ 300,944

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At October 31, 2012, the cost of investment securities for income tax purposes was $2,857,237,320. Net unrealized appreciation aggregated $245,857,132, of which $295,495,380 related to appreciated investment securities and $49,638,248 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by security type and may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, floating rate loans and preferred securities, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and are generally categorized as Level 2 in the hierarchy. For asset backed securities, collateralized mortgage obligations and commercial mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.
The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.
Asset Type	Fair Value at 10/31/12	Valuation Technique(s)	Unobservable Input	Range	Weighted Average
Asset-Backed Securities	$ 2,246,397	Discounted cash flow	Yield	3.54% - 15%	5.16%
Collateralized Mortgage Obligations	$ 719,349	Discounted cash flow	Yield	7% - 52%	17.11%
Commercial Mortgage Securities	$ 1,267,889	Discounted cash flow	Yield	50%	50%
		Market comparable	Spread	40.25%	40.25%
			Quoted prices	$ 50	$ 50
Common Stocks	$ 13,042,241	Adjusted book value	Book value multiple	1.0	1.0
		Market comparable	Transaction price	$ 19.75	$ 19.75
Corporate Bonds	$ 2,382,620	Discounted cash flow	Constant prepayment rate	30%	30%
		Expected distribution	Recovery rate	0%	0%
Floating Rate Loans	$ 31,109,750	Discounted cash flow	Yield	8.91% - 9.6%	9.38%
		Discounted cash flow	Internal rate of return	10.04%	10.04%
Preferred Securities	$ -	Expected distribution	Recovery rate	0%	0%
Asset Type	Fair Value at 10/31/12	Valuation Technique(s)	Unobservable Input	Range	Weighted Average
Preferred Stocks	$ 13	Expected distribution	Recovery rate	0%	0%
		Market comparable	Transaction price	$ 0.0001	$ 0.0001

For the unobservable inputs listed in the table above, a significant increase in yields, spreads, constant prepayment rates or internal rate of return could result in a significant decrease to the fair value measurement. A significant increase in quoted prices, book value multiples, transaction prices or recovery rates could result in a significant increase to the fair value measurement.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Blue Chip Growth Fund

October 31, 2012

1.809076.109

BCF-QTLY-1212

Investments October 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.3%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 21.5%
Automobiles - 1.0%
Ford Motor Co.	1,454,800	$ 16,236
General Motors Co. (a)	647,400	16,509
Hyundai Motor Co.	75,033	15,450
Kia Motors Corp.	152,660	8,485
Tesla Motors, Inc. (a)(d)	3,379,412	95,063
		151,743
Hotels, Restaurants & Leisure - 3.9%
Dunkin' Brands Group, Inc.	693,900	21,511
Hyatt Hotels Corp. Class A (a)	395,297	14,428
Las Vegas Sands Corp.	2,186,400	101,536
McDonald's Corp.	1,718,630	149,177
Panera Bread Co. Class A (a)	516,200	87,052
Starbucks Corp.	2,475,700	113,635
Yum! Brands, Inc.	1,328,700	93,155
		580,494
Household Durables - 1.1%
Lennar Corp. Class A	691,952	25,927
SodaStream International Ltd. (a)	286,400	10,239
Toll Brothers, Inc. (a)	267,700	8,837
Whirlpool Corp.	1,229,543	120,102
		165,105
Internet & Catalog Retail - 2.7%
Amazon.com, Inc. (a)	1,311,700	305,390
Priceline.com, Inc. (a)	185,600	106,492
		411,882
Media - 1.9%
Comcast Corp. Class A	4,402,400	165,134
DIRECTV (a)	264,300	13,508
Lions Gate Entertainment Corp. (a)	188,500	3,144
Shutterstock, Inc.	144,600	3,434
The Walt Disney Co.	1,616,300	79,312
Time Warner Cable, Inc.	174,500	17,295
Time Warner, Inc.	113,500	4,932
		286,759
Multiline Retail - 1.6%
Dillard's, Inc. Class A	184,300	14,191
Dollarama, Inc.	420,234	26,546
JCPenney Co., Inc.	2,732,300	65,603
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Multiline Retail - continued
Macy's, Inc.	2,061,800	$ 78,493
Target Corp.	833,300	53,123
		237,956
Specialty Retail - 5.8%
Abercrombie & Fitch Co. Class A	126,600	3,871
AutoZone, Inc. (a)	25,200	9,450
CarMax, Inc. (a)	733,000	24,739
Cia.Hering SA	254,600	5,849
Foot Locker, Inc.	506,500	16,968
Francescas Holdings Corp. (a)	955,900	28,228
Gap, Inc.	1,292,700	46,175
GNC Holdings, Inc.	815,300	31,528
Home Depot, Inc.	4,182,000	256,691
Limited Brands, Inc.	2,801,000	134,140
Lowe's Companies, Inc.	2,606,900	84,411
Ross Stores, Inc.	505,000	30,780
TJX Companies, Inc.	3,212,880	133,752
Urban Outfitters, Inc. (a)	1,758,900	62,898
		869,480
Textiles, Apparel & Luxury Goods - 3.5%
adidas AG	39,400	3,357
Arezzo Industria e Comercio SA	1,646,000	29,378
Fifth & Pacific Companies, Inc. (a)	1,354,511	14,873
Fossil, Inc. (a)	644,319	56,120
lululemon athletica, Inc. (a)	451,780	31,177
Michael Kors Holdings Ltd.	2,733,437	149,492
NIKE, Inc. Class B	692,900	63,317
Prada SpA	1,806,200	14,729
PVH Corp.	954,900	105,029
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	1,257,700	20,878
Under Armour, Inc. Class A (sub. vtg.) (a)(d)	850,600	44,452
		532,802
TOTAL CONSUMER DISCRETIONARY		3,236,221
CONSUMER STAPLES - 15.4%
Beverages - 4.3%
Anheuser-Busch InBev SA NV ADR	806,800	67,610
Beam, Inc.	285,100	15,840
Constellation Brands, Inc. Class A (sub. vtg.) (a)	648,100	22,904
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Beverages - continued
Diageo PLC sponsored ADR	74,000	$ 8,454
Dr Pepper Snapple Group, Inc.	933,300	39,992
Heineken NV (Bearer)	122,600	7,558
Monster Beverage Corp. (a)	1,537,300	68,671
PepsiCo, Inc.	1,619,800	112,155
SABMiller PLC	181,900	7,792
The Coca-Cola Co.	7,920,400	294,480
		645,456
Food & Staples Retailing - 3.6%
Costco Wholesale Corp.	1,185,100	116,649
CVS Caremark Corp.	2,426,800	112,604
Fresh Market, Inc. (a)	418,000	23,705
United Natural Foods, Inc. (a)	50,300	2,678
Wal-Mart Stores, Inc.	2,582,600	193,747
Whole Foods Market, Inc.	943,800	89,406
		538,789
Food Products - 2.3%
Associated British Foods PLC	592,900	13,252
Bunge Ltd.	163,700	11,628
ConAgra Foods, Inc.	809,000	22,523
Danone SA	494,300	30,385
D.E. Master Blenders 1753 NV (a)	821,500	10,040
Green Mountain Coffee Roasters, Inc. (a)(d)	4,842,913	117,005
Ingredion, Inc.	50,800	3,122
Kellogg Co.	237,300	12,416
Kraft Foods Group, Inc. (a)	173,300	7,882
Mead Johnson Nutrition Co. Class A	121,900	7,516
Mondelez International, Inc. (a)	519,900	13,798
The Hershey Co.	993,500	68,402
The J.M. Smucker Co.	229,700	19,672
WhiteWave Foods Co.	404,800	6,667
		344,308
Household Products - 2.0%
Colgate-Palmolive Co.	429,600	45,091
Kimberly-Clark Corp.	199,900	16,682
Procter & Gamble Co.	3,328,300	230,451
Reckitt Benckiser Group PLC	279,351	16,905
		309,129
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Personal Products - 0.5%
Herbalife Ltd.	1,553,031	$ 79,748
Tobacco - 2.7%
Altria Group, Inc.	1,873,900	59,590
British American Tobacco PLC (United Kingdom)	146,800	7,281
Lorillard, Inc.	833,100	96,648
Philip Morris International, Inc.	2,640,600	233,852
Souza Cruz SA	202,200	2,638
		400,009
TOTAL CONSUMER STAPLES		2,317,439
ENERGY - 5.2%
Energy Equipment & Services - 1.8%
Cameron International Corp. (a)	309,200	15,658
Ensco PLC Class A	353,000	20,410
National Oilwell Varco, Inc.	1,343,500	99,016
Rowan Companies PLC (a)	302,600	9,595
Schlumberger Ltd.	1,713,800	119,161
		263,840
Oil, Gas & Consumable Fuels - 3.4%
Alpha Natural Resources, Inc. (a)	1,317,700	11,293
Anadarko Petroleum Corp.	1,223,700	84,203
Apache Corp.	310,200	25,669
Cabot Oil & Gas Corp.	352,600	16,565
Chevron Corp.	632,300	69,686
Cobalt International Energy, Inc. (a)	290,000	6,035
Concho Resources, Inc. (a)	83,900	7,225
EOG Resources, Inc.	315,200	36,718
EQT Corp.	397,000	24,070
Hess Corp.	578,400	30,227
HollyFrontier Corp.	195,100	7,537
Marathon Petroleum Corp.	746,100	40,983
Murphy Oil Corp.	270,400	16,224
Noble Energy, Inc.	31,100	2,955
Occidental Petroleum Corp.	204,600	16,155
Peabody Energy Corp.	618,500	17,256
Phillips 66	407,900	19,237
Pioneer Natural Resources Co.	408,000	43,105
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Tesoro Corp.	222,500	$ 8,390
Valero Energy Corp.	1,051,100	30,587
		514,120
TOTAL ENERGY		777,960
FINANCIALS - 2.8%
Capital Markets - 0.7%
KKR & Co. LP	623,200	9,379
Morgan Stanley	3,900,512	67,791
The Blackstone Group LP	329,500	5,061
UBS AG (NY Shares)	887,300	13,327
Walter Investment Management Corp.	190,600	9,212
		104,770
Commercial Banks - 0.1%
ICICI Bank Ltd.	588,272	11,446
Wells Fargo & Co.	322,000	10,848
		22,294
Consumer Finance - 0.3%
Capital One Financial Corp.	111,000	6,679
Discover Financial Services	851,100	34,895
SLM Corp.	175,700	3,089
		44,663
Diversified Financial Services - 1.4%
Bank of America Corp.	2,114,000	19,702
Citigroup, Inc.	3,532,520	132,081
JPMorgan Chase & Co.	1,409,800	58,760
		210,543
Real Estate Management & Development - 0.2%
Parsvnath Developers Ltd. (a)(e)	21,771,340	14,769
Realogy Holdings Corp.	450,000	15,993
		30,762
Thrifts & Mortgage Finance - 0.1%
Nationstar Mortgage Holdings, Inc. (d)	324,900	11,739
TOTAL FINANCIALS		424,771
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - 10.8%
Biotechnology - 5.6%
Alexion Pharmaceuticals, Inc. (a)	665,000	$ 60,103
Alkermes PLC (a)	917,100	16,994
Alnylam Pharmaceuticals, Inc. (a)	397,263	6,424
Amarin Corp. PLC ADR (a)(d)	1,333,800	15,712
Amgen, Inc.	1,467,900	127,039
ARIAD Pharmaceuticals, Inc. (a)	1,698,200	36,596
Biogen Idec, Inc. (a)	915,300	126,513
BioMarin Pharmaceutical, Inc. (a)	107,500	3,982
Clovis Oncology, Inc.	195,300	4,213
CSL Ltd.	66,241	3,266
Exelixis, Inc. (a)	3,668,800	17,427
Gilead Sciences, Inc. (a)	2,739,100	183,958
Grifols SA (a)	330,400	11,460
Grifols SA ADR	278,900	7,017
InterMune, Inc. (a)	366,600	2,914
Ironwood Pharmaceuticals, Inc. Class A (a)	473,000	5,501
Medivation, Inc. (a)	299,000	15,285
Merrimack Pharmaceuticals, Inc.	2,407,858	14,881
Onyx Pharmaceuticals, Inc. (a)	342,300	26,823
Regeneron Pharmaceuticals, Inc. (a)	307,800	43,800
Spectrum Pharmaceuticals, Inc. (a)(d)	1,538,300	17,167
Theravance, Inc. (a)	593,600	13,362
Vertex Pharmaceuticals, Inc. (a)	1,615,500	77,932
ZIOPHARM Oncology, Inc. (a)	774,944	3,650
		842,019
Health Care Equipment & Supplies - 0.9%
Align Technology, Inc. (a)	547,104	14,542
Baxter International, Inc.	132,600	8,305
Covidien PLC	160,900	8,841
Insulet Corp. (a)	310,600	6,588
Intuitive Surgical, Inc. (a)	44,400	24,075
Steris Corp.	90,600	3,226
The Cooper Companies, Inc.	762,572	73,192
		138,769
Health Care Providers & Services - 1.1%
Apollo Hospitals Enterprise Ltd.	649,448	9,414
Brookdale Senior Living, Inc. (a)	255,400	5,992
Catamaran Corp. (a)	204,600	9,608
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
Express Scripts Holding Co. (a)	2,114,327	$ 130,116
Qualicorp SA (a)	836,000	8,578
		163,708
Health Care Technology - 0.2%
athenahealth, Inc. (a)(d)	154,575	9,938
Cerner Corp. (a)	152,400	11,611
		21,549
Pharmaceuticals - 3.0%
Abbott Laboratories	352,900	23,122
Allergan, Inc.	284,100	25,546
AVANIR Pharmaceuticals Class A (a)	2,885,556	8,253
Bristol-Myers Squibb Co.	1,101,300	36,618
Elan Corp. PLC sponsored ADR (a)	1,109,200	11,979
Eli Lilly & Co.	338,400	16,456
Johnson & Johnson	1,583,340	112,132
Merck & Co., Inc.	642,500	29,317
Novo Nordisk A/S Series B sponsored ADR	38,700	6,203
Pfizer, Inc.	2,763,300	68,723
Questcor Pharmaceuticals, Inc. (d)	611,352	15,577
Salix Pharmaceuticals Ltd. (a)	408,900	15,963
Sanofi SA sponsored ADR	145,600	6,385
Valeant Pharmaceuticals International, Inc. (Canada) (a)	1,073,200	59,960
Watson Pharmaceuticals, Inc. (a)	188,800	16,227
		452,461
TOTAL HEALTH CARE		1,618,506
INDUSTRIALS - 7.3%
Aerospace & Defense - 2.4%
Honeywell International, Inc.	737,300	45,152
Precision Castparts Corp.	565,300	97,836
The Boeing Co.	1,320,900	93,044
United Technologies Corp.	1,688,400	131,965
		367,997
Air Freight & Logistics - 0.6%
C.H. Robinson Worldwide, Inc.	76,900	4,639
FedEx Corp.	166,300	15,298
United Parcel Service, Inc. Class B	981,700	71,910
		91,847
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Building Products - 0.2%
Armstrong World Industries, Inc.	692,100	$ 35,851
Commercial Services & Supplies - 0.0%
Swisher Hygiene, Inc. (a)	2,095,491	2,791
Construction & Engineering - 0.2%
Foster Wheeler AG (a)	598,702	13,333
MasTec, Inc. (a)	152,400	3,438
Quanta Services, Inc. (a)	643,100	16,676
		33,447
Electrical Equipment - 0.1%
Generac Holdings, Inc.	308,000	10,472
General Cable Corp. (a)	262,700	7,495
		17,967
Industrial Conglomerates - 1.0%
Danaher Corp.	2,152,800	111,364
General Electric Co.	1,712,800	36,072
		147,436
Machinery - 1.7%
Caterpillar, Inc.	612,600	51,955
Cummins, Inc.	645,300	60,387
Illinois Tool Works, Inc.	410,500	25,176
Ingersoll-Rand PLC	1,093,600	51,432
Joy Global, Inc.	949,900	59,321
		248,271
Road & Rail - 1.0%
Canadian Pacific	569,200	52,364
Union Pacific Corp.	747,400	91,953
		144,317
Trading Companies & Distributors - 0.1%
Mills Estruturas e Servicos de Engenharia SA	827,400	12,686
TOTAL INDUSTRIALS		1,102,610
INFORMATION TECHNOLOGY - 34.6%
Communications Equipment - 2.5%
Cisco Systems, Inc.	1,049,000	17,980
Finisar Corp. (a)	613,500	7,068
Juniper Networks, Inc. (a)	1,879,300	31,140
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Motorola Solutions, Inc.	85,500	$ 4,419
QUALCOMM, Inc.	5,143,100	301,257
Riverbed Technology, Inc. (a)	736,348	13,600
		375,464
Computers & Peripherals - 10.4%
3D Systems Corp. (a)(d)	120,800	5,255
Apple, Inc.	2,399,700	1,428,054
EMC Corp. (a)	2,121,200	51,800
Fusion-io, Inc. (a)	738,348	17,425
Gemalto NV (d)	286,924	25,891
SanDisk Corp. (a)	840,100	35,083
Stratasys, Inc. (a)	72,700	4,847
		1,568,355
Internet Software & Services - 8.2%
Akamai Technologies, Inc. (a)	1,518,500	57,688
Baidu.com, Inc. sponsored ADR (a)	248,300	26,474
Cornerstone OnDemand, Inc. (a)	149,200	4,176
Dropbox, Inc. (f)	1,003,814	9,084
eBay, Inc. (a)	3,069,300	148,216
ExactTarget, Inc.	135,200	3,153
Facebook, Inc.:
Class A (d)	2,342,800	49,468
Class B (a)(f)	636,167	12,089
Google, Inc. Class A (a)	1,260,867	857,100
SINA Corp. (a)	265,992	14,531
Tencent Holdings Ltd.	759,600	26,855
Trulia, Inc.	20,700	467
Yahoo!, Inc. (a)	1,369,300	23,018
		1,232,319
IT Services - 3.4%
Cognizant Technology Solutions Corp. Class A (a)	1,598,600	106,547
EPAM Systems, Inc.	389,100	6,996
IBM Corp.	36,100	7,023
MasterCard, Inc. Class A	450,400	207,603
Teradata Corp. (a)	269,100	18,382
Visa, Inc. Class A	1,198,600	166,318
		512,869
Semiconductors & Semiconductor Equipment - 5.4%
Altera Corp.	3,027,100	92,266
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Avago Technologies Ltd.	1,855,200	$ 61,277
Broadcom Corp. Class A	6,363,500	200,673
Cirrus Logic, Inc. (a)	973,028	39,661
Cree, Inc. (a)	581,000	17,622
Freescale Semiconductor Holdings I Ltd. (a)(d)	5,610,010	50,153
Intersil Corp. Class A	2,623,800	18,498
MediaTek, Inc.	1,144,000	12,709
Mellanox Technologies Ltd. (a)	612,300	47,129
Monolithic Power Systems, Inc. (a)	1,004,399	19,515
NVIDIA Corp. (a)	3,357,173	40,185
NXP Semiconductors NV (a)	7,212,035	174,964
Samsung Electronics Co. Ltd.	15,324	18,412
STMicroelectronics NV	1,024,500	6,034
STMicroelectronics NV (NY Shares) unit	1,817,000	10,702
		809,800
Software - 4.7%
Check Point Software Technologies Ltd. (a)	420,700	18,734
Citrix Systems, Inc. (a)	968,800	59,882
Dassault Systemes SA	27,900	2,940
Electronic Arts, Inc. (a)	1,781,300	21,999
Eloqua, Inc.	224,400	5,235
Guidewire Software, Inc.	248,300	7,608
Microsoft Corp.	5,024,589	143,377
Nintendo Co. Ltd.	51,000	6,567
Nuance Communications, Inc. (a)	576,400	12,831
Oracle Corp.	2,392,100	74,275
QLIK Technologies, Inc. (a)	767,063	14,122
Qualys, Inc.	610,400	7,923
Red Hat, Inc. (a)	1,020,700	50,188
salesforce.com, Inc. (a)	1,341,665	195,856
Splunk, Inc. (d)	196,000	5,498
Take-Two Interactive Software, Inc. (a)	562,800	6,275
Ubisoft Entertainment SA (a)	554,720	5,155
VMware, Inc. Class A (a)	686,500	58,195
Workday, Inc.	187,400	9,089
Zynga, Inc. (d)	1,073,100	2,414
		708,163
TOTAL INFORMATION TECHNOLOGY		5,206,970
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - 1.6%
Chemicals - 1.5%
Ashland, Inc.	65,800	$ 4,682
E.I. du Pont de Nemours & Co.	616,600	27,451
Eastman Chemical Co.	280,000	16,587
LyondellBasell Industries NV Class A	544,600	29,076
Mexichem SAB de CV	3,322,800	16,467
Monsanto Co.	1,191,000	102,509
PetroLogistics LP	793,200	10,248
The Dow Chemical Co.	365,300	10,703
Westlake Chemical Corp.	16,244	1,236
		218,959
Containers & Packaging - 0.1%
Rock-Tenn Co. Class A	174,500	12,772
TOTAL MATERIALS		231,731
TELECOMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.0%
Verizon Communications, Inc.	70,700	3,156
Wireless Telecommunication Services - 0.1%
Vodafone Group PLC sponsored ADR	564,600	15,368
TOTAL TELECOMMUNICATION SERVICES		18,524
TOTAL COMMON STOCKS (Cost $11,136,300)		14,934,732
Nonconvertible Preferred Stocks - 0.5%

CONSUMER DISCRETIONARY - 0.5%
Automobiles - 0.5%
Volkswagen AG (Cost $42,871)	396,900	82,105
Money Market Funds - 1.3%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.19% (b)	31,166,233	$ 31,166
Fidelity Securities Lending Cash Central Fund, 0.19% (b)(c)	163,219,663	163,220
TOTAL MONEY MARKET FUNDS (Cost $194,386)		194,386
TOTAL INVESTMENT PORTFOLIO - 101.1% (Cost $11,373,557)		15,211,223
NET OTHER ASSETS (LIABILITIES) - (1.1)%		(165,957)
NET ASSETS - 100%		$ 15,045,266
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $21,173,000 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Dropbox, Inc.	5/2/12	$ 9,084
Facebook, Inc. Class B	3/31/11 - 5/19/11	$ 15,909
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 3
Fidelity Securities Lending Cash Central Fund	1,602
Total	$ 1,605
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Parsvnath Developers Ltd.	$ 15,302	$ -	$ -	$ -	$ 14,769
Total	$ 15,302	$ -	$ -	$ -	$ 14,769
Other Information

The following is a summary of the inputs used, as of October 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 3,318,326	$ 3,318,326	$ -	$ -
Consumer Staples	2,317,439	2,310,158	7,281	-
Energy	777,960	777,960	-	-
Financials	424,771	413,325	11,446	-
Health Care	1,618,506	1,618,506	-	-
Industrials	1,102,610	1,099,819	2,791	-
Information Technology	5,206,970	5,179,763	18,123	9,084
Materials	231,731	231,731	-	-
Telecommunication Services	18,524	18,524	-	-
Money Market Funds	194,386	194,386	-	-
Total Investments in Securities:	$ 15,211,223	$ 15,162,498	$ 39,641	$ 9,084
Income Tax Information

At October 31, 2012, the cost of investment securities for income tax purposes was $11,431,015,000. Net unrealized appreciation aggregated $3,780,208,000, of which $4,190,776,000 related to appreciated investment securities and $410,568,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by security type and may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are generally categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Small Cap Growth Fund

October 31, 2012

1.823237.108

SCP-QTLY-1212

Investments October 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.6%
	Shares	Value
CONSUMER DISCRETIONARY - 18.3%
Distributors - 0.8%
Pool Corp.	380,000	$ 16,005,600
Diversified Consumer Services - 0.9%
Grand Canyon Education, Inc. (a)	740,000	16,102,400
Hotels, Restaurants & Leisure - 4.8%
AFC Enterprises, Inc. (a)	640,000	16,204,800
Chuys Holdings, Inc.	285,540	6,975,742
Denny's Corp. (a)	2,300,000	10,580,000
Interval Leisure Group, Inc.	1,221,800	23,287,508
Jack in the Box, Inc. (a)	620,000	16,126,200
Life Time Fitness, Inc. (a)	129,900	5,831,211
Papa John's International, Inc. (a)	200,000	10,664,000
		89,669,461
Household Durables - 2.2%
Jarden Corp.	290,000	14,442,000
Lennar Corp. Class A	303,800	11,383,386
Toll Brothers, Inc. (a)	461,300	15,227,513
		41,052,899
Internet & Catalog Retail - 1.7%
HSN, Inc.	600,000	31,211,998
Media - 0.7%
National CineMedia, Inc.	855,800	13,230,668
Multiline Retail - 1.2%
Dollarama, Inc.	214,900	13,575,010
The Bon-Ton Stores, Inc. (d)	700,000	8,596,000
		22,171,010
Specialty Retail - 4.1%
Ascena Retail Group, Inc. (a)	684,800	13,559,040
Conn's, Inc. (a)(d)	600,000	15,198,000
DSW, Inc. Class A	216,300	13,538,217
Hibbett Sports, Inc. (a)	250,000	13,497,500
Vitamin Shoppe, Inc. (a)	372,300	21,310,452
		77,103,209
Textiles, Apparel & Luxury Goods - 1.9%
Hanesbrands, Inc. (a)	420,000	14,057,400
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
Oxford Industries, Inc.	131,268	$ 7,282,749
Steven Madden Ltd. (a)	331,400	14,223,688
		35,563,837
TOTAL CONSUMER DISCRETIONARY		342,111,082
CONSUMER STAPLES - 6.9%
Food & Staples Retailing - 2.3%
Susser Holdings Corp. (a)	678,155	24,372,891
United Natural Foods, Inc. (a)	350,000	18,634,000
		43,006,891
Food Products - 2.4%
Hain Celestial Group, Inc. (a)	275,000	15,895,000
J&J Snack Foods Corp.	250,000	14,317,500
Post Holdings, Inc. (a)	480,000	15,144,000
		45,356,500
Household Products - 1.4%
Spectrum Brands Holdings, Inc.	258,300	11,750,067
WD-40 Co.	290,326	13,895,002
		25,645,069
Personal Products - 0.8%
Elizabeth Arden, Inc. (a)	315,000	14,861,700
TOTAL CONSUMER STAPLES		128,870,160
ENERGY - 5.1%
Energy Equipment & Services - 2.2%
Essential Energy Services Ltd.	5,166,700	10,967,113
Tesco Corp. (a)	750,000	6,607,500
Western Energy Services Corp.	1,530,000	10,953,191
Xtreme Drilling & Coil Services Corp. (a)(e)	4,100,000	5,747,184
Xtreme Drilling & Coil Services Corp. (e)(f)	151,700	212,646
Zedi, Inc. (a)(e)	9,000,000	5,677,096
		40,164,730
Oil, Gas & Consumable Fuels - 2.9%
Cabot Oil & Gas Corp.	218,943	10,285,942
Stone Energy Corp. (a)	436,300	10,292,317
Targa Resources Corp.	249,300	12,696,849
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Tesoro Logistics LP	250,000	$ 11,047,500
Whitecap Resources, Inc. (a)	1,300,000	10,347,935
		54,670,543
TOTAL ENERGY		94,835,273
FINANCIALS - 7.0%
Commercial Banks - 3.0%
Banco Pine SA	1,658,287	11,593,843
Banco Pine SA (a)	210,171	1,469,402
BBCN Bancorp, Inc.	1,740,000	20,758,200
Columbia Banking Systems, Inc.	39,290	695,826
Texas Capital Bancshares, Inc. (a)	450,000	21,361,500
		55,878,771
Insurance - 1.8%
Allied World Assurance Co. Holdings Ltd.	119,800	9,619,940
Amerisafe, Inc. (a)	464,900	12,203,625
ProAssurance Corp.	140,000	12,516,000
		34,339,565
Real Estate Investment Trusts - 1.4%
Rayonier, Inc.	205,000	10,047,050
Sovran Self Storage, Inc.	280,000	16,184,000
		26,231,050
Real Estate Management & Development - 0.8%
Altisource Portfolio Solutions SA (a)	126,400	14,346,400
TOTAL FINANCIALS		130,795,786
HEALTH CARE - 21.1%
Biotechnology - 6.8%
Alkermes PLC (a)	175,500	3,252,015
ARIAD Pharmaceuticals, Inc. (a)	420,000	9,051,000
BioMarin Pharmaceutical, Inc. (a)	190,000	7,037,600
Biovitrum AB (a)	1,000,000	5,653,636
Cubist Pharmaceuticals, Inc. (a)	350,000	15,015,000
Infinity Pharmaceuticals, Inc. (a)	243,736	5,457,249
Insmed, Inc. (a)	138,900	887,571
Isis Pharmaceuticals, Inc. (a)(d)	447,257	3,868,773
Medivation, Inc. (a)	180,000	9,201,600
Merrimack Pharmaceuticals, Inc.	133,700	826,266
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
OncoGenex Pharmaceuticals, Inc. (a)	539,470	$ 6,689,428
Pharmacyclics, Inc. (a)	150,000	9,160,500
Seattle Genetics, Inc. (a)	440,000	11,070,400
Sunesis Pharmaceuticals, Inc. (a)(d)	877,300	3,781,163
Synageva BioPharma Corp. (a)	170,000	7,187,600
Synergy Pharmaceuticals, Inc. (a)	800,000	3,168,000
Targacept, Inc. (a)	500,000	2,040,000
Theravance, Inc. (a)(d)	519,000	11,682,690
Threshold Pharmaceuticals, Inc. (a)(d)	1,155,000	4,747,050
XOMA Corp. (a)(d)	2,500,000	6,850,000
		126,627,541
Health Care Equipment & Supplies - 5.9%
Align Technology, Inc. (a)(d)	914,398	24,304,699
Haemonetics Corp. (a)	10,600	866,020
ICU Medical, Inc. (a)	304,700	18,077,851
Sirona Dental Systems, Inc. (a)	275,000	15,746,500
Teleflex, Inc.	249,300	16,939,935
The Cooper Companies, Inc.	171,900	16,498,962
The Spectranetics Corp. (a)	1,230,000	17,908,800
		110,342,767
Health Care Providers & Services - 4.8%
Air Methods Corp. (a)	131,000	14,361,530
Catamaran Corp. (a)	201,614	9,467,531
Centene Corp. (a)	330,000	12,533,400
Corvel Corp. (a)	162,592	6,915,038
HMS Holdings Corp. (a)	609,425	14,071,623
MEDNAX, Inc. (a)	212,900	14,685,842
MWI Veterinary Supply, Inc. (a)	173,400	18,210,468
		90,245,432
Health Care Technology - 1.9%
athenahealth, Inc. (a)	250,000	16,072,500
Epocrates, Inc. (a)	672,706	6,579,065
Medidata Solutions, Inc. (a)	315,900	13,274,118
		35,925,683
Life Sciences Tools & Services - 0.5%
Luminex Corp. (a)	520,000	8,361,600
Pharmaceuticals - 1.2%
Biodelivery Sciences International, Inc. (a)	988,409	5,050,770
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Jazz Pharmaceuticals PLC (a)	200,000	$ 10,746,000
ViroPharma, Inc. (a)	290,291	7,329,848
		23,126,618
TOTAL HEALTH CARE		394,629,641
INDUSTRIALS - 14.5%
Aerospace & Defense - 0.8%
Teledyne Technologies, Inc. (a)	235,700	15,091,871
Building Products - 0.7%
Armstrong World Industries, Inc.	260,000	13,468,000
Electrical Equipment - 1.9%
Generac Holdings, Inc.	450,000	15,300,000
Hubbell, Inc. Class B	161,800	13,545,896
II-VI, Inc. (a)	396,132	6,540,139
		35,386,035
Industrial Conglomerates - 0.6%
Carlisle Companies, Inc.	190,000	10,554,500
Machinery - 5.3%
Actuant Corp. Class A	483,100	13,642,744
Middleby Corp. (a)	240,000	29,988,000
Proto Labs, Inc. (d)	332,194	11,527,132
TriMas Corp. (a)	535,298	13,425,274
Valmont Industries, Inc.	125,032	16,891,823
Wabtec Corp.	167,300	13,701,870
		99,176,843
Professional Services - 2.3%
Advisory Board Co. (a)	365,105	17,342,488
Nielsen Holdings B.V. (a)	490,000	14,170,800
Nihon M&A Center, Inc.	385,512	11,565,843
		43,079,131
Road & Rail - 1.0%
Genesee & Wyoming, Inc. Class A (a)	260,000	18,842,200
Trading Companies & Distributors - 1.9%
DXP Enterprises, Inc. (a)	304,719	15,001,316
Watsco, Inc.	289,000	19,753,150
		34,754,466
TOTAL INDUSTRIALS		270,353,046
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - 18.5%
Communications Equipment - 0.4%
Telular Corp. (e)	850,000	$ 8,491,500
Computers & Peripherals - 1.3%
Stratasys, Inc. (a)	240,000	16,000,800
Super Micro Computer, Inc. (a)	979,923	7,751,191
		23,751,991
Electronic Equipment & Components - 2.0%
InvenSense, Inc. (d)	1,500,000	16,800,000
Neonode, Inc. (a)(d)(e)	1,874,892	7,105,841
Parametric Sound Corp. (a)(d)(e)	471,969	2,548,633
Zygo Corp. (a)	619,600	11,536,952
		37,991,426
Internet Software & Services - 4.4%
Blucora, Inc. (a)	1,263,936	22,182,077
Cornerstone OnDemand, Inc. (a)	710,000	19,872,900
Demand Media, Inc. (a)(d)	1,812,700	15,462,331
Demandware, Inc.	37,499	1,113,345
E2open, Inc.	480,005	8,400,088
LivePerson, Inc. (a)	963,426	15,116,154
		82,146,895
IT Services - 1.8%
Maximus, Inc.	393,376	21,706,488
Total System Services, Inc.	533,868	12,006,691
		33,713,179
Semiconductors & Semiconductor Equipment - 0.8%
Mellanox Technologies Ltd. (a)	110,000	8,466,700
PDF Solutions, Inc. (a)	466,056	6,170,581
		14,637,281
Software - 7.8%
Allot Communications Ltd. (a)	586,000	13,688,960
Aspen Technology, Inc. (a)	1,092,200	27,064,716
CommVault Systems, Inc. (a)	430,000	26,862,100
Ebix, Inc. (d)	503,610	10,973,662
Fair Isaac Corp.	450,000	20,970,000
Manhattan Associates, Inc. (a)	288,199	17,291,940
Mentor Graphics Corp. (a)	730,000	11,329,600
NetScout Systems, Inc. (a)	272,704	6,743,970
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
NetSuite, Inc. (a)	24,900	$ 1,581,399
Synopsys, Inc. (a)	300,000	9,660,000
		146,166,347
TOTAL INFORMATION TECHNOLOGY		346,898,619
MATERIALS - 3.6%
Chemicals - 1.3%
Cytec Industries, Inc.	270,000	18,581,400
Innospec, Inc. (a)	176,424	5,712,609
		24,294,009
Containers & Packaging - 0.7%
Myers Industries, Inc.	850,000	12,605,500
Metals & Mining - 1.6%
Commercial Metals Co.	809,800	11,142,848
Compass Minerals International, Inc.	126,847	10,001,886
Kaiser Aluminum Corp.	160,000	9,692,800
		30,837,534
TOTAL MATERIALS		67,737,043
TELECOMMUNICATION SERVICES - 1.6%
Diversified Telecommunication Services - 1.6%
Atlantic Tele-Network, Inc.	340,000	14,089,600
Cogent Communications Group, Inc.	700,000	15,197,000
		29,286,600
TOTAL COMMON STOCKS (Cost $1,638,587,367)		1,805,517,250
Money Market Funds - 4.8%
	Shares	Value
Fidelity Cash Central Fund, 0.19% (b)	47,854,408	$ 47,854,408
Fidelity Securities Lending Cash Central Fund, 0.19% (b)(c)	41,550,475	41,550,475
TOTAL MONEY MARKET FUNDS (Cost $89,404,883)		89,404,883
TOTAL INVESTMENT PORTFOLIO - 101.4% (Cost $1,727,992,250)		1,894,922,133
NET OTHER ASSETS (LIABILITIES) - (1.4)%		(25,919,096)
NET ASSETS - 100%		$ 1,869,003,037
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $212,646 or 0.0% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 39,874
Fidelity Securities Lending Cash Central Fund	287,082
Total	$ 326,956
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Neonode, Inc.	$ 6,969,000	$ 1,979,433	$ -	$ -	$ 7,105,841
Parametric Sound Corp.	2,428,413	2,126,724	-	-	2,548,633
Telular Corp.	4,715,000	3,371,313	-	55,000	8,491,500
US Home Systems, Inc.	6,604,750	-	8,975,299	-	-
Xtreme Drilling & Coil Services Corp.	6,786,658	-	-	-	5,747,184
Xtreme Drilling & Coil Services Corp. (144A)	-	178,443	-	-	212,646
Zedi, Inc.	3,905,172	2,997,316	-	-	5,677,096
Total	$ 31,408,993	$ 10,653,229	$ 8,975,299	$ 55,000	$ 29,782,900
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At October 31, 2012, the cost of investment securities for income tax purposes was $1,729,820,374. Net unrealized appreciation aggregated $165,101,759, of which $242,474,860 related to appreciated investment securities and $77,373,101 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by security type and may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor®
Small Cap Growth Fund

Class A
Class T
Class B
Class C
Institutional Class

Class A, Class T, Class B, Class C
and Institutional Class are classes of
Fidelity® Small Cap Growth Fund.

October 31, 2012

1.824307.108

ASCP-QTLY-1212

Investments October 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.6%
	Shares	Value
CONSUMER DISCRETIONARY - 18.3%
Distributors - 0.8%
Pool Corp.	380,000	$ 16,005,600
Diversified Consumer Services - 0.9%
Grand Canyon Education, Inc. (a)	740,000	16,102,400
Hotels, Restaurants & Leisure - 4.8%
AFC Enterprises, Inc. (a)	640,000	16,204,800
Chuys Holdings, Inc.	285,540	6,975,742
Denny's Corp. (a)	2,300,000	10,580,000
Interval Leisure Group, Inc.	1,221,800	23,287,508
Jack in the Box, Inc. (a)	620,000	16,126,200
Life Time Fitness, Inc. (a)	129,900	5,831,211
Papa John's International, Inc. (a)	200,000	10,664,000
		89,669,461
Household Durables - 2.2%
Jarden Corp.	290,000	14,442,000
Lennar Corp. Class A	303,800	11,383,386
Toll Brothers, Inc. (a)	461,300	15,227,513
		41,052,899
Internet & Catalog Retail - 1.7%
HSN, Inc.	600,000	31,211,998
Media - 0.7%
National CineMedia, Inc.	855,800	13,230,668
Multiline Retail - 1.2%
Dollarama, Inc.	214,900	13,575,010
The Bon-Ton Stores, Inc. (d)	700,000	8,596,000
		22,171,010
Specialty Retail - 4.1%
Ascena Retail Group, Inc. (a)	684,800	13,559,040
Conn's, Inc. (a)(d)	600,000	15,198,000
DSW, Inc. Class A	216,300	13,538,217
Hibbett Sports, Inc. (a)	250,000	13,497,500
Vitamin Shoppe, Inc. (a)	372,300	21,310,452
		77,103,209
Textiles, Apparel & Luxury Goods - 1.9%
Hanesbrands, Inc. (a)	420,000	14,057,400
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
Oxford Industries, Inc.	131,268	$ 7,282,749
Steven Madden Ltd. (a)	331,400	14,223,688
		35,563,837
TOTAL CONSUMER DISCRETIONARY		342,111,082
CONSUMER STAPLES - 6.9%
Food & Staples Retailing - 2.3%
Susser Holdings Corp. (a)	678,155	24,372,891
United Natural Foods, Inc. (a)	350,000	18,634,000
		43,006,891
Food Products - 2.4%
Hain Celestial Group, Inc. (a)	275,000	15,895,000
J&J Snack Foods Corp.	250,000	14,317,500
Post Holdings, Inc. (a)	480,000	15,144,000
		45,356,500
Household Products - 1.4%
Spectrum Brands Holdings, Inc.	258,300	11,750,067
WD-40 Co.	290,326	13,895,002
		25,645,069
Personal Products - 0.8%
Elizabeth Arden, Inc. (a)	315,000	14,861,700
TOTAL CONSUMER STAPLES		128,870,160
ENERGY - 5.1%
Energy Equipment & Services - 2.2%
Essential Energy Services Ltd.	5,166,700	10,967,113
Tesco Corp. (a)	750,000	6,607,500
Western Energy Services Corp.	1,530,000	10,953,191
Xtreme Drilling & Coil Services Corp. (a)(e)	4,100,000	5,747,184
Xtreme Drilling & Coil Services Corp. (e)(f)	151,700	212,646
Zedi, Inc. (a)(e)	9,000,000	5,677,096
		40,164,730
Oil, Gas & Consumable Fuels - 2.9%
Cabot Oil & Gas Corp.	218,943	10,285,942
Stone Energy Corp. (a)	436,300	10,292,317
Targa Resources Corp.	249,300	12,696,849
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Tesoro Logistics LP	250,000	$ 11,047,500
Whitecap Resources, Inc. (a)	1,300,000	10,347,935
		54,670,543
TOTAL ENERGY		94,835,273
FINANCIALS - 7.0%
Commercial Banks - 3.0%
Banco Pine SA	1,658,287	11,593,843
Banco Pine SA (a)	210,171	1,469,402
BBCN Bancorp, Inc.	1,740,000	20,758,200
Columbia Banking Systems, Inc.	39,290	695,826
Texas Capital Bancshares, Inc. (a)	450,000	21,361,500
		55,878,771
Insurance - 1.8%
Allied World Assurance Co. Holdings Ltd.	119,800	9,619,940
Amerisafe, Inc. (a)	464,900	12,203,625
ProAssurance Corp.	140,000	12,516,000
		34,339,565
Real Estate Investment Trusts - 1.4%
Rayonier, Inc.	205,000	10,047,050
Sovran Self Storage, Inc.	280,000	16,184,000
		26,231,050
Real Estate Management & Development - 0.8%
Altisource Portfolio Solutions SA (a)	126,400	14,346,400
TOTAL FINANCIALS		130,795,786
HEALTH CARE - 21.1%
Biotechnology - 6.8%
Alkermes PLC (a)	175,500	3,252,015
ARIAD Pharmaceuticals, Inc. (a)	420,000	9,051,000
BioMarin Pharmaceutical, Inc. (a)	190,000	7,037,600
Biovitrum AB (a)	1,000,000	5,653,636
Cubist Pharmaceuticals, Inc. (a)	350,000	15,015,000
Infinity Pharmaceuticals, Inc. (a)	243,736	5,457,249
Insmed, Inc. (a)	138,900	887,571
Isis Pharmaceuticals, Inc. (a)(d)	447,257	3,868,773
Medivation, Inc. (a)	180,000	9,201,600
Merrimack Pharmaceuticals, Inc.	133,700	826,266
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
OncoGenex Pharmaceuticals, Inc. (a)	539,470	$ 6,689,428
Pharmacyclics, Inc. (a)	150,000	9,160,500
Seattle Genetics, Inc. (a)	440,000	11,070,400
Sunesis Pharmaceuticals, Inc. (a)(d)	877,300	3,781,163
Synageva BioPharma Corp. (a)	170,000	7,187,600
Synergy Pharmaceuticals, Inc. (a)	800,000	3,168,000
Targacept, Inc. (a)	500,000	2,040,000
Theravance, Inc. (a)(d)	519,000	11,682,690
Threshold Pharmaceuticals, Inc. (a)(d)	1,155,000	4,747,050
XOMA Corp. (a)(d)	2,500,000	6,850,000
		126,627,541
Health Care Equipment & Supplies - 5.9%
Align Technology, Inc. (a)(d)	914,398	24,304,699
Haemonetics Corp. (a)	10,600	866,020
ICU Medical, Inc. (a)	304,700	18,077,851
Sirona Dental Systems, Inc. (a)	275,000	15,746,500
Teleflex, Inc.	249,300	16,939,935
The Cooper Companies, Inc.	171,900	16,498,962
The Spectranetics Corp. (a)	1,230,000	17,908,800
		110,342,767
Health Care Providers & Services - 4.8%
Air Methods Corp. (a)	131,000	14,361,530
Catamaran Corp. (a)	201,614	9,467,531
Centene Corp. (a)	330,000	12,533,400
Corvel Corp. (a)	162,592	6,915,038
HMS Holdings Corp. (a)	609,425	14,071,623
MEDNAX, Inc. (a)	212,900	14,685,842
MWI Veterinary Supply, Inc. (a)	173,400	18,210,468
		90,245,432
Health Care Technology - 1.9%
athenahealth, Inc. (a)	250,000	16,072,500
Epocrates, Inc. (a)	672,706	6,579,065
Medidata Solutions, Inc. (a)	315,900	13,274,118
		35,925,683
Life Sciences Tools & Services - 0.5%
Luminex Corp. (a)	520,000	8,361,600
Pharmaceuticals - 1.2%
Biodelivery Sciences International, Inc. (a)	988,409	5,050,770
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Jazz Pharmaceuticals PLC (a)	200,000	$ 10,746,000
ViroPharma, Inc. (a)	290,291	7,329,848
		23,126,618
TOTAL HEALTH CARE		394,629,641
INDUSTRIALS - 14.5%
Aerospace & Defense - 0.8%
Teledyne Technologies, Inc. (a)	235,700	15,091,871
Building Products - 0.7%
Armstrong World Industries, Inc.	260,000	13,468,000
Electrical Equipment - 1.9%
Generac Holdings, Inc.	450,000	15,300,000
Hubbell, Inc. Class B	161,800	13,545,896
II-VI, Inc. (a)	396,132	6,540,139
		35,386,035
Industrial Conglomerates - 0.6%
Carlisle Companies, Inc.	190,000	10,554,500
Machinery - 5.3%
Actuant Corp. Class A	483,100	13,642,744
Middleby Corp. (a)	240,000	29,988,000
Proto Labs, Inc. (d)	332,194	11,527,132
TriMas Corp. (a)	535,298	13,425,274
Valmont Industries, Inc.	125,032	16,891,823
Wabtec Corp.	167,300	13,701,870
		99,176,843
Professional Services - 2.3%
Advisory Board Co. (a)	365,105	17,342,488
Nielsen Holdings B.V. (a)	490,000	14,170,800
Nihon M&A Center, Inc.	385,512	11,565,843
		43,079,131
Road & Rail - 1.0%
Genesee & Wyoming, Inc. Class A (a)	260,000	18,842,200
Trading Companies & Distributors - 1.9%
DXP Enterprises, Inc. (a)	304,719	15,001,316
Watsco, Inc.	289,000	19,753,150
		34,754,466
TOTAL INDUSTRIALS		270,353,046
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - 18.5%
Communications Equipment - 0.4%
Telular Corp. (e)	850,000	$ 8,491,500
Computers & Peripherals - 1.3%
Stratasys, Inc. (a)	240,000	16,000,800
Super Micro Computer, Inc. (a)	979,923	7,751,191
		23,751,991
Electronic Equipment & Components - 2.0%
InvenSense, Inc. (d)	1,500,000	16,800,000
Neonode, Inc. (a)(d)(e)	1,874,892	7,105,841
Parametric Sound Corp. (a)(d)(e)	471,969	2,548,633
Zygo Corp. (a)	619,600	11,536,952
		37,991,426
Internet Software & Services - 4.4%
Blucora, Inc. (a)	1,263,936	22,182,077
Cornerstone OnDemand, Inc. (a)	710,000	19,872,900
Demand Media, Inc. (a)(d)	1,812,700	15,462,331
Demandware, Inc.	37,499	1,113,345
E2open, Inc.	480,005	8,400,088
LivePerson, Inc. (a)	963,426	15,116,154
		82,146,895
IT Services - 1.8%
Maximus, Inc.	393,376	21,706,488
Total System Services, Inc.	533,868	12,006,691
		33,713,179
Semiconductors & Semiconductor Equipment - 0.8%
Mellanox Technologies Ltd. (a)	110,000	8,466,700
PDF Solutions, Inc. (a)	466,056	6,170,581
		14,637,281
Software - 7.8%
Allot Communications Ltd. (a)	586,000	13,688,960
Aspen Technology, Inc. (a)	1,092,200	27,064,716
CommVault Systems, Inc. (a)	430,000	26,862,100
Ebix, Inc. (d)	503,610	10,973,662
Fair Isaac Corp.	450,000	20,970,000
Manhattan Associates, Inc. (a)	288,199	17,291,940
Mentor Graphics Corp. (a)	730,000	11,329,600
NetScout Systems, Inc. (a)	272,704	6,743,970
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
NetSuite, Inc. (a)	24,900	$ 1,581,399
Synopsys, Inc. (a)	300,000	9,660,000
		146,166,347
TOTAL INFORMATION TECHNOLOGY		346,898,619
MATERIALS - 3.6%
Chemicals - 1.3%
Cytec Industries, Inc.	270,000	18,581,400
Innospec, Inc. (a)	176,424	5,712,609
		24,294,009
Containers & Packaging - 0.7%
Myers Industries, Inc.	850,000	12,605,500
Metals & Mining - 1.6%
Commercial Metals Co.	809,800	11,142,848
Compass Minerals International, Inc.	126,847	10,001,886
Kaiser Aluminum Corp.	160,000	9,692,800
		30,837,534
TOTAL MATERIALS		67,737,043
TELECOMMUNICATION SERVICES - 1.6%
Diversified Telecommunication Services - 1.6%
Atlantic Tele-Network, Inc.	340,000	14,089,600
Cogent Communications Group, Inc.	700,000	15,197,000
		29,286,600
TOTAL COMMON STOCKS (Cost $1,638,587,367)		1,805,517,250
Money Market Funds - 4.8%
	Shares	Value
Fidelity Cash Central Fund, 0.19% (b)	47,854,408	$ 47,854,408
Fidelity Securities Lending Cash Central Fund, 0.19% (b)(c)	41,550,475	41,550,475
TOTAL MONEY MARKET FUNDS (Cost $89,404,883)		89,404,883
TOTAL INVESTMENT PORTFOLIO - 101.4% (Cost $1,727,992,250)		1,894,922,133
NET OTHER ASSETS (LIABILITIES) - (1.4)%		(25,919,096)
NET ASSETS - 100%		$ 1,869,003,037
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $212,646 or 0.0% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 39,874
Fidelity Securities Lending Cash Central Fund	287,082
Total	$ 326,956
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Neonode, Inc.	$ 6,969,000	$ 1,979,433	$ -	$ -	$ 7,105,841
Parametric Sound Corp.	2,428,413	2,126,724	-	-	2,548,633
Telular Corp.	4,715,000	3,371,313	-	55,000	8,491,500
US Home Systems, Inc.	6,604,750	-	8,975,299	-	-
Xtreme Drilling & Coil Services Corp.	6,786,658	-	-	-	5,747,184
Xtreme Drilling & Coil Services Corp. (144A)	-	178,443	-	-	212,646
Zedi, Inc.	3,905,172	2,997,316	-	-	5,677,096
Total	$ 31,408,993	$ 10,653,229	$ 8,975,299	$ 55,000	$ 29,782,900
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At October 31, 2012, the cost of investment securities for income tax purposes was $1,729,820,374. Net unrealized appreciation aggregated $165,101,759, of which $242,474,860 related to appreciated investment securities and $77,373,101 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by security type and may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Series Small Cap
Opportunities Fund

October 31, 2012

1.858552.106

SMO-QTLY-1212

Investments October 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.5%
	Shares	Value
CONSUMER DISCRETIONARY - 13.9%
Auto Components - 1.2%
Gentex Corp.	659,950	$ 11,364,339
Tenneco, Inc. (a)	558,286	17,055,637
		28,419,976
Hotels, Restaurants & Leisure - 1.6%
BJ's Restaurants, Inc. (a)	318,600	10,529,730
Life Time Fitness, Inc. (a)	389,799	17,498,077
Wyndham Worldwide Corp.	202,900	10,226,160
		38,253,967
Household Durables - 1.2%
Ethan Allen Interiors, Inc.	620,090	18,236,847
Skullcandy, Inc. (a)(d)	841,329	10,188,494
		28,425,341
Internet & Catalog Retail - 0.5%
HSN, Inc.	243,907	12,688,042
Media - 1.5%
Cinemark Holdings, Inc.	614,033	15,160,475
John Wiley & Sons, Inc. Class A	304,534	13,210,685
MDC Partners, Inc. Class A (sub. vtg.)	629,200	7,116,250
		35,487,410
Multiline Retail - 0.9%
Dollarama, Inc.	317,366	20,047,681
Specialty Retail - 4.8%
Ascena Retail Group, Inc. (a)	965,260	19,112,148
Conn's, Inc. (a)	583,573	14,781,904
DSW, Inc. Class A	284,258	17,791,708
Express, Inc. (a)	702,583	7,819,749
GameStop Corp. Class A	472,300	10,782,609
Jos. A. Bank Clothiers, Inc. (a)	327,175	15,308,518
Shoe Carnival, Inc.	436,990	10,216,826
Signet Jewelers Ltd.	341,900	17,696,744
		113,510,206
Textiles, Apparel & Luxury Goods - 2.2%
Hanesbrands, Inc. (a)	425,165	14,230,273
PVH Corp.	171,600	18,874,284
Steven Madden Ltd. (a)	422,361	18,127,734
		51,232,291
TOTAL CONSUMER DISCRETIONARY		328,064,914
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - 3.6%
Food & Staples Retailing - 1.6%
Casey's General Stores, Inc.	84,283	$ 4,344,789
Fresh Market, Inc. (a)	174,986	9,923,456
Susser Holdings Corp. (a)	273,280	9,821,683
United Natural Foods, Inc. (a)	243,355	12,956,220
		37,046,148
Food Products - 1.2%
Calavo Growers, Inc. (d)	278,827	6,583,105
Fresh Del Monte Produce, Inc.	340,840	8,578,943
Green Mountain Coffee Roasters, Inc. (a)	147,200	3,556,352
Post Holdings, Inc. (a)	320,548	10,113,289
		28,831,689
Household Products - 0.3%
Spectrum Brands Holdings, Inc.	136,101	6,191,234
Personal Products - 0.5%
Elizabeth Arden, Inc. (a)	260,284	12,280,199
TOTAL CONSUMER STAPLES		84,349,270
ENERGY - 6.1%
Energy Equipment & Services - 1.0%
Atwood Oceanics, Inc. (a)	268,900	12,853,420
Total Energy Services, Inc.	724,050	10,983,086
		23,836,506
Oil, Gas & Consumable Fuels - 5.1%
Atlas Pipeline Partners, LP	445,338	15,756,058
Berry Petroleum Co. Class A	406,846	15,667,639
Cloud Peak Energy, Inc. (a)	752,300	15,873,530
Energen Corp.	77,738	3,626,478
PDC Energy, Inc. (a)	616,778	18,669,870
Stone Energy Corp. (a)	675,900	15,944,481
Targa Resources Corp.	380,000	19,353,400
Western Refining, Inc.	585,360	14,557,903
		119,449,359
TOTAL ENERGY		143,285,865
FINANCIALS - 20.6%
Capital Markets - 2.0%
Affiliated Managers Group, Inc. (a)	97,000	12,270,500
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
Duff & Phelps Corp. Class A	1,135,977	$ 14,120,194
Waddell & Reed Financial, Inc. Class A	639,841	21,325,901
		47,716,595
Commercial Banks - 6.9%
Associated Banc-Corp.	1,386,828	17,876,213
BancFirst Corp.	263,000	11,561,480
Bank of the Ozarks, Inc.	569,205	18,635,772
BBCN Bancorp, Inc.	1,404,710	16,758,190
Bridge Capital Holdings (a)	564,498	8,439,245
Cathay General Bancorp	616,024	10,897,465
City National Corp.	363,278	18,563,506
National Penn Bancshares, Inc.	2,518,444	22,489,705
PacWest Bancorp	692,903	15,590,318
UMB Financial Corp.	483,700	21,539,161
		162,351,055
Insurance - 3.2%
Allied World Assurance Co. Holdings Ltd.	262,500	21,078,750
Alterra Capital Holdings Ltd.	727,196	17,765,398
Amerisafe, Inc. (a)	681,500	17,889,375
ProAssurance Corp.	204,504	18,282,658
		75,016,181
Real Estate Investment Trusts - 7.7%
American Assets Trust, Inc.	815,900	22,168,003
Colonial Properties Trust (SBI)	1,125,989	24,355,142
DCT Industrial Trust, Inc.	3,259,000	21,020,550
Glimcher Realty Trust	2,301,105	24,552,790
Highwoods Properties, Inc. (SBI)	583,400	18,814,650
Home Properties, Inc.	356,549	21,674,614
National Retail Properties, Inc.	784,300	24,846,621
Ramco-Gershenson Properties Trust (SBI)	1,808,350	23,436,216
		180,868,586
Thrifts & Mortgage Finance - 0.8%
Washington Federal, Inc.	1,113,005	18,676,224
TOTAL FINANCIALS		484,628,641
HEALTH CARE - 11.4%
Biotechnology - 5.0%
Achillion Pharmaceuticals, Inc. (a)	860,896	8,126,858
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
ARIAD Pharmaceuticals, Inc. (a)	290,896	$ 6,268,809
BioMarin Pharmaceutical, Inc. (a)	138,644	5,135,374
Discovery Laboratories, Inc. (a)	1,755,983	4,231,919
Dynavax Technologies Corp. (a)	2,014,890	8,341,645
Infinity Pharmaceuticals, Inc. (a)	342,637	7,671,642
Insmed, Inc. (a)	833,029	5,323,055
Isis Pharmaceuticals, Inc. (a)(d)	717,972	6,210,458
Medivation, Inc. (a)	127,814	6,533,852
Merrimack Pharmaceuticals, Inc. (d)	653,810	4,040,546
Novavax, Inc. (a)	3,448,513	7,241,877
OncoGenex Pharmaceuticals, Inc. (a)	371,471	4,606,240
Pharmacyclics, Inc. (a)	109,648	6,696,203
Rigel Pharmaceuticals, Inc. (a)	544,700	4,853,277
Synageva BioPharma Corp. (a)	165,313	6,989,434
Targacept, Inc. (a)	1,044,883	4,263,123
Theravance, Inc. (a)	411,731	9,268,065
Threshold Pharmaceuticals, Inc. (a)	886,228	3,642,397
Tranzyme, Inc. (a)(d)	843,929	3,578,259
XOMA Corp. (a)	2,170,341	5,946,734
		118,969,767
Health Care Equipment & Supplies - 2.3%
Align Technology, Inc. (a)	507,878	13,499,397
Analogic Corp.	62,133	4,576,717
Cerus Corp. (a)(d)	2,283,328	7,101,150
Conceptus, Inc. (a)	433,164	8,160,810
ICU Medical, Inc. (a)	198,866	11,798,720
Natus Medical, Inc. (a)	421,710	4,765,323
Sirona Dental Systems, Inc. (a)	96,267	5,512,248
		55,414,365
Health Care Providers & Services - 1.7%
BioScrip, Inc. (a)	760,945	7,008,303
Corvel Corp. (a)	117,148	4,982,304
Humana, Inc.	97,372	7,231,818
Magellan Health Services, Inc. (a)	94,087	4,718,463
MEDNAX, Inc. (a)	109,845	7,577,108
Team Health Holdings, Inc. (a)	279,002	7,424,243
		38,942,239
Health Care Technology - 1.1%
Epocrates, Inc. (a)	862,710	8,437,304
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Technology - continued
MedAssets, Inc. (a)	312,500	$ 5,540,625
Medidata Solutions, Inc. (a)	268,083	11,264,848
		25,242,777
Life Sciences Tools & Services - 0.3%
Luminex Corp. (a)	382,297	6,147,336
Pharmaceuticals - 1.0%
Biodelivery Sciences International, Inc. (a)(d)	1,223,277	6,250,945
ViroPharma, Inc. (a)	399,678	10,091,870
XenoPort, Inc. (a)	782,500	6,439,975
		22,782,790
TOTAL HEALTH CARE		267,499,274
INDUSTRIALS - 14.7%
Aerospace & Defense - 1.3%
Alliant Techsystems, Inc.	138,607	7,940,795
Teledyne Technologies, Inc. (a)	360,049	23,053,937
		30,994,732
Air Freight & Logistics - 0.9%
Hub Group, Inc. Class A (a)	464,709	14,410,626
UTI Worldwide, Inc.	537,300	7,463,097
		21,873,723
Building Products - 1.1%
AAON, Inc.	554,850	11,640,753
Armstrong World Industries, Inc.	295,474	15,305,553
		26,946,306
Commercial Services & Supplies - 1.3%
Swisher Hygiene, Inc. (a)	961,491	1,280,706
Tetra Tech, Inc. (a)	606,919	15,743,479
United Stationers, Inc.	456,800	13,256,336
		30,280,521
Construction & Engineering - 1.1%
Foster Wheeler AG (a)	576,128	12,830,371
MasTec, Inc. (a)	614,710	13,867,858
		26,698,229
Electrical Equipment - 1.2%
General Cable Corp. (a)	612,710	17,480,616
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Electrical Equipment - continued
GrafTech International Ltd. (a)	676,703	$ 7,112,149
II-VI, Inc. (a)	266,984	4,407,906
		29,000,671
Industrial Conglomerates - 0.6%
Carlisle Companies, Inc.	255,600	14,198,580
Machinery - 2.4%
Actuant Corp. Class A	568,431	16,052,491
Altra Holdings, Inc.	329,585	5,939,122
CLARCOR, Inc.	259,890	11,757,424
TriMas Corp. (a)	482,597	12,103,533
Wabtec Corp.	121,754	9,971,653
		55,824,223
Marine - 0.3%
DryShips, Inc. (a)(d)	2,760,603	6,128,539
Professional Services - 2.7%
Advisory Board Co. (a)	119,864	5,693,540
Equifax, Inc.	273,200	13,670,928
Manpower, Inc.	390,904	14,830,898
Stantec, Inc.	527,800	18,179,044
Towers Watson & Co.	199,600	10,720,516
		63,094,926
Road & Rail - 0.4%
Ryder System, Inc.	203,999	9,204,435
Trading Companies & Distributors - 1.4%
Kaman Corp.	396,200	14,738,640
Watsco, Inc.	264,377	18,070,168
		32,808,808
TOTAL INDUSTRIALS		347,053,693
INFORMATION TECHNOLOGY - 16.4%
Communications Equipment - 3.4%
Acme Packet, Inc. (a)	435,217	7,198,489
Brocade Communications Systems, Inc. (a)	2,550,023	13,515,122
Finisar Corp. (a)(d)	1,299,661	14,972,095
Ixia (a)	432,747	6,062,785
NETGEAR, Inc. (a)	292,831	10,398,429
Plantronics, Inc.	324,104	10,513,934
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Polycom, Inc. (a)	1,144,726	$ 11,470,155
Riverbed Technology, Inc. (a)	347,451	6,417,420
		80,548,429
Computers & Peripherals - 2.2%
NCR Corp. (a)	591,800	12,593,504
Quantum Corp. (a)	9,027,211	9,478,572
SanDisk Corp. (a)	208,260	8,696,938
Super Micro Computer, Inc. (a)	1,178,512	9,322,030
Synaptics, Inc. (a)	509,700	11,804,652
		51,895,696
Electronic Equipment & Components - 1.2%
Arrow Electronics, Inc. (a)	233,887	8,239,839
Fabrinet (a)	937,939	9,032,353
InvenSense, Inc.	393,681	4,409,227
Vishay Intertechnology, Inc. (a)	714,100	5,912,748
		27,594,167
Internet Software & Services - 1.9%
Bankrate, Inc. (a)	1,289,950	13,841,164
Blucora, Inc. (a)	503,078	8,829,019
EarthLink, Inc.	380,320	2,411,229
QuinStreet, Inc. (a)	409,962	2,508,967
Stamps.com, Inc. (a)	316,637	8,713,850
Web.com Group, Inc. (a)	538,218	8,493,080
		44,797,309
IT Services - 2.3%
Euronet Worldwide, Inc. (a)	756,717	15,353,788
ExlService Holdings, Inc. (a)	571,152	16,928,945
HiSoft Technology International Ltd. ADR (a)	467,524	4,857,574
Sapient Corp. (a)	1,763,002	18,123,661
		55,263,968
Semiconductors & Semiconductor Equipment - 1.6%
Cirrus Logic, Inc. (a)	172,116	7,015,448
Entegris, Inc. (a)	1,263,123	10,370,240
Integrated Device Technology, Inc. (a)	1,204,538	6,552,687
RF Micro Devices, Inc. (a)	3,124,650	13,779,707
Spansion, Inc. Class A	87,035	965,218
		38,683,300
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - 3.8%
BroadSoft, Inc. (a)(d)	178,257	$ 6,812,983
Mentor Graphics Corp. (a)	461,632	7,164,529
Nuance Communications, Inc. (a)	935,045	20,814,102
Parametric Technology Corp. (a)	825,997	16,668,619
QLIK Technologies, Inc. (a)	368,300	6,780,403
Solera Holdings, Inc.	261,018	12,218,253
Synchronoss Technologies, Inc. (a)	315,844	6,471,644
Verint Systems, Inc. (a)	427,363	11,654,189
		88,584,722
TOTAL INFORMATION TECHNOLOGY		387,367,591
MATERIALS - 4.7%
Chemicals - 1.2%
Cabot Corp.	399,397	14,282,437
Kraton Performance Polymers, Inc. (a)	435,739	9,507,825
LyondellBasell Industries NV Class A	273	14,575
Zoltek Companies, Inc. (a)(d)	715,500	4,901,175
		28,706,012
Containers & Packaging - 1.1%
Aptargroup, Inc.	214,550	11,002,124
Rock-Tenn Co. Class A	200,800	14,696,552
		25,698,676
Metals & Mining - 2.4%
Carpenter Technology Corp.	291,641	14,176,669
Coeur d'Alene Mines Corp. (a)	530,900	16,410,119
Compass Minerals International, Inc.	223,500	17,622,975
HudBay Minerals, Inc.	823,300	7,641,543
		55,851,306
TOTAL MATERIALS		110,255,994
TELECOMMUNICATION SERVICES - 0.8%
Diversified Telecommunication Services - 0.2%
Towerstream Corp. (a)(d)	957,187	3,369,298
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 0.6%
Clearwire Corp. Class A (a)(d)	6,689,069	$ 13,378,138
NII Holdings, Inc. (a)	200,476	1,597,794
		14,975,932
TOTAL TELECOMMUNICATION SERVICES		18,345,230
UTILITIES - 3.3%
Electric Utilities - 2.3%
Cleco Corp.	336,800	14,532,920
Empire District Electric Co. (d)	420,123	9,120,870
IDACORP, Inc.	255,593	11,430,119
PNM Resources, Inc.	434,251	9,623,002
UNS Energy Corp.	220,900	9,419,176
		54,126,087
Gas Utilities - 1.0%
Atmos Energy Corp.	301,437	10,842,689
Northwest Natural Gas Co.	271,281	12,622,705
		23,465,394
TOTAL UTILITIES		77,591,481
TOTAL COMMON STOCKS (Cost $2,014,567,343)		2,248,441,953
Convertible Preferred Stocks - 0.1%

HEALTH CARE - 0.1%
Pharmaceuticals - 0.1%
Agios Pharmaceuticals, Inc. Series C (f) (Cost $1,738,254)	353,944	1,738,254
U.S. Treasury Obligations - 0.0%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.1% to 0.11% 11/23/12 to 12/20/12 (e) (Cost $1,669,875)	$ 1,670,000	1,669,899
Money Market Funds - 6.5%
	Shares	Value
Fidelity Cash Central Fund, 0.19% (b)	102,440,348	$ 102,440,348
Fidelity Securities Lending Cash Central Fund, 0.19% (b)(c)	50,193,185	50,193,185
TOTAL MONEY MARKET FUNDS (Cost $152,633,533)		152,633,533
TOTAL INVESTMENT PORTFOLIO - 102.1% (Cost $2,170,609,005)		2,404,483,639
NET OTHER ASSETS (LIABILITIES) - (2.1)%		(50,390,700)
NET ASSETS - 100%		$ 2,354,092,939
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
354 NYFE Russell 2000 Mini Index Contracts	Dec. 2012	$ 28,897,020	$ (633,388)

The face value of futures purchased as a percentage of net assets is 1.2%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $1,669,899.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,738,254 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Agios Pharmaceuticals, Inc. Series C	11/16/11	$ 1,738,254
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 42,416
Fidelity Securities Lending Cash Central Fund	1,213,280
Total	$ 1,255,696
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Biodelivery Sciences International, Inc.	$ 8,128,124	$ 11,358	$ 2,846,353	$ -	$ -
Total	$ 8,128,124	$ 11,358	$ 2,846,353	$ -	$ -
Other Information

The following is a summary of the inputs used, as of October 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 328,064,914	$ 328,064,914	$ -	$ -
Consumer Staples	84,349,270	84,349,270	-	-
Energy	143,285,865	143,285,865	-	-
Financials	484,628,641	484,628,641	-	-
Health Care	269,237,528	267,499,274	-	1,738,254
Industrials	347,053,693	345,772,987	1,280,706	-
Information Technology	387,367,591	387,367,591	-	-
Materials	110,255,994	110,255,994	-	-
Telecommunication Services	18,345,230	18,345,230	-	-
Utilities	77,591,481	77,591,481	-	-
U.S. Government and Government Agency Obligations	1,669,899	-	1,669,899	-
Money Market Funds	152,633,533	152,633,533	-	-
Total Investments in Securities:	$ 2,404,483,639	$ 2,399,794,780	$ 2,950,605	$ 1,738,254
Derivative Instruments:
Liabilities
Futures Contracts	$ (633,388)	$ (633,388)	$ -	$ -
Income Tax Information

At October 31, 2012, the cost of investment securities for income tax purposes was $2,173,821,261. Net unrealized appreciation aggregated $230,662,378, of which $377,632,712 related to appreciated investment securities and $146,970,334 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by security type and may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Series Real
Estate Income Fund

October 31, 2012

1.924315.101

SRE-QTLY-1212

Investments October 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 14.9%
	Shares	Value
CONSUMER DISCRETIONARY - 0.1%
Household Durables - 0.1%
Standard Pacific Corp. (a)(e)	138,900	$ 958,410
FINANCIALS - 13.3%
Capital Markets - 0.1%
HFF, Inc. (a)	30,400	423,472
Real Estate Investment Trusts - 13.1%
Acadia Realty Trust (SBI)	420,200	10,790,736
American Campus Communities, Inc.	24,700	1,119,157
American Realty Capital Trust, Inc.	37,600	423,752
American Residential Properties, Inc. (f)	119,000	2,350,250
American Tower Corp.	28,300	2,130,707
AmREIT, Inc.	39,300	640,197
Annaly Capital Management, Inc.	23,800	384,132
Anworth Mortgage Asset Corp.	271,800	1,668,852
Apartment Investment & Management Co. Class A	71,400	1,905,666
Associated Estates Realty Corp.	67,100	1,005,829
CapLease, Inc.	342,800	1,758,564
CBL & Associates Properties, Inc.	164,200	3,673,154
Chartwell Seniors Housing (REIT) (f)	14,700	151,158
Chesapeake Lodging Trust	87,900	1,656,915
Chimera Investment Corp.	334,100	892,047
CommonWealth REIT	64,700	887,037
Cys Investments, Inc. (e)	121,800	1,634,556
DCT Industrial Trust, Inc.	213,500	1,377,075
DiamondRock Hospitality Co.	71,700	608,016
Douglas Emmett, Inc.	44,400	1,041,180
Dynex Capital, Inc.	218,300	2,165,536
EastGroup Properties, Inc.	9,500	494,570
Education Realty Trust, Inc.	102,100	1,075,113
Equity Lifestyle Properties, Inc.	139,300	9,379,069
Excel Trust, Inc.	206,300	2,537,490
First Potomac Realty Trust	91,500	1,089,765
Glimcher Realty Trust	151,000	1,611,170
Hatteras Financial Corp.	8,900	242,703
Highwoods Properties, Inc. (SBI)	16,300	525,675
Lexington Corporate Properties Trust	392,600	3,725,774
LTC Properties, Inc.	46,300	1,528,363
MFA Financial, Inc.	1,254,200	10,246,814
Mid-America Apartment Communities, Inc.	8,900	575,919
Monmouth Real Estate Investment Corp. Class A	34,000	377,400
National Retail Properties, Inc.	29,500	934,560
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Newcastle Investment Corp.	310,200	$ 2,683,230
NorthStar Realty Finance Corp.	63,600	417,852
Prologis, Inc.	126,900	4,351,401
Retail Properties America, Inc.	74,200	908,208
Senior Housing Properties Trust (SBI)	90,100	1,980,398
Stag Industrial, Inc.	179,400	3,107,208
Summit Hotel Properties, Inc.	74,500	615,370
Two Harbors Investment Corp.	25,600	305,408
Ventas, Inc.	167,000	10,566,090
Washington (REIT) (SBI)	37,100	953,841
WP Carey, Inc.	13,500	738,450
		99,236,357
Real Estate Management & Development - 0.1%
Kennedy-Wilson Holdings, Inc.	50,600	718,520
Thrifts & Mortgage Finance - 0.0%
Home Loan Servicing Solutions Ltd.	11,800	228,920
TOTAL FINANCIALS		100,607,269
HEALTH CARE - 1.5%
Health Care Providers & Services - 1.5%
Brookdale Senior Living, Inc. (a)	204,300	4,792,878
Capital Senior Living Corp. (a)	141,200	2,270,496
Emeritus Corp. (a)	186,600	4,189,170
		11,252,544
TOTAL COMMON STOCKS (Cost $91,986,571)		112,818,223
Preferred Stocks - 18.8%

Convertible Preferred Stocks - 0.9%
FINANCIALS - 0.9%
Real Estate Investment Trusts - 0.9%
CommonWealth REIT 6.50%	127,200	3,062,976
Health Care REIT, Inc. Series I, 6.50%	16,200	907,200
Lexington Corporate Properties Trust Series C, 6.50%	58,800	2,822,400
		6,792,576
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - 17.9%
CONSUMER DISCRETIONARY - 0.4%
Hotels, Restaurants & Leisure - 0.4%
Red Lion Hotels Capital Trust 9.50%	112,200	$ 2,885,784
FINANCIALS - 17.5%
Real Estate Investment Trusts - 16.9%
AG Mortgage Investment Trust, Inc. 8.00% (a)	32,000	806,080
American Capital Agency Corp. 8.00%	120,000	3,122,400
Annaly Capital Management, Inc.:
Series A, 7.875%	150,300	3,892,770
Series C, 7.625%	9,839	251,682
Series D, 7.50% (a)	55,213	1,405,171
Anworth Mortgage Asset Corp. Series A, 8.625%	178,800	4,697,076
Apollo Commercial Real Estate Finance, Inc. Series A, 8.625% (a)	61,725	1,586,950
Apollo Residential Mortgage, Inc. Series A, 8.00% (a)	31,474	790,312
Ashford Hospitality Trust, Inc. Series E, 9.00%	35,948	975,629
BioMed Realty Trust, Inc. Series A, 7.375%	16,200	418,770
Brandywine Realty Trust Series D, 7.375%	9,200	236,808
Campus Crest Communities, Inc. Series A, 8.00%	71,569	1,943,814
CapLease, Inc.:
Series A, 8.125%	22,150	558,180
Series B, 8.375%	190,234	5,115,392
CBL & Associates Properties, Inc.:
(depositary shares) Series C, 7.75%	8,100	203,715
7.375%	67,200	1,712,256
Series E, 6.625% (a)	25,000	631,250
Cedar Shopping Centers, Inc.:
8.875%	9,259	238,697
Series B, 7.25%	57,640	1,427,743
Chesapeake Lodging Trust Series A, 7.75%	64,034	1,709,067
Colony Financial, Inc. Series A, 8.50%	77,829	2,033,672
CommonWealth REIT 7.50%	24,923	544,069
Corporate Office Properties Trust Series L, 7.375% (a)	80,000	2,096,000
Cousins Properties, Inc.:
Series A, 7.75%	84,500	2,127,710
Series B, 7.50%	34,900	875,990
CubeSmart Series A, 7.75%	40,000	1,066,800
Cys Investments, Inc. Series A, 7.75%	10,014	253,154
DDR Corp. Series J, 6.50%	30,181	753,620
Digital Realty Trust, Inc. Series F, 6.625%	20,000	530,400
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Duke Realty LP:
8.375%	51,200	$ 1,328,128
Series L, 6.60%	4,300	109,220
Dynex Capital, Inc. Series A, 8.50%	96,313	2,495,470
Equity Lifestyle Properties, Inc. Series C, 6.75% (a)	160,000	4,192,000
Essex Property Trust, Inc. Series H, 7.125%	8,100	214,488
Excel Trust, Inc. Series B, 8.125%	360,000	9,482,400
First Potomac Realty Trust 7.75%	107,746	2,765,840
Gladstone Commercial Corp. Series C, 7.125%	67,762	1,737,418
Glimcher Realty Trust Series G, 8.125%	72,497	1,831,274
Hatteras Financial Corp. Series A, 7.625% (a)	19,592	496,853
Health Care REIT, Inc. Series J, 6.50%	20,000	544,600
Hersha Hospitality Trust Series B, 8.00%	18,928	491,939
Hospitality Properties Trust:
Series C, 7.00%	31,975	805,770
Series D, 7.125%	40,200	1,097,058
Hudson Pacific Properties, Inc. 8.375%	77,800	2,120,050
Inland Real Estate Corp. Series A, 8.125%	200,000	5,360,000
Invesco Mortgage Capital, Inc. Series A, 7.75%	30,151	763,122
Investors Real Estate Trust Series B, 7.95% (a)	33,428	865,785
Kilroy Realty Corp. Series G, 6.875%	20,000	523,800
Kite Realty Group Trust 8.25%	4,100	107,830
LaSalle Hotel Properties:
Series G, 7.25%	71,100	1,826,559
Series H, 7.50%	7,192	187,208
LBA Realty Fund II Series B, 7.625% (a)	118,900	2,383,945
Lexington Realty Trust 7.55%	16,500	415,965
MFA Financial, Inc.:
8.00%	108,747	2,816,547
Series A, 8.50%	306,700	7,922,061
Monmouth Real Estate Investment Corp. Series B, 7.875%	30,000	795,000
National Retail Properties, Inc. Series D, 6.625%	17,563	460,326
NorthStar Realty Finance Corp. Series C, 8.875% (a)	38,746	962,838
Parkway Properties, Inc. Series D, 8.00%	18,518	467,209
Pebblebrook Hotel Trust:
Series A, 7.875%	49,000	1,289,680
Series B, 8.00%	37,400	998,954
Pennsylvania (REIT) 7.375% (a)	19,408	489,664
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Prologis, Inc.:
Series O, 7.00%	900	$ 22,680
Series Q, 8.54%	15,800	983,550
Regency Centers Corp. Series 6, 6.625%	17,739	478,953
Saul Centers, Inc.:
8.00%	36,400	938,392
Series B (depositary shares) 9.00%	24,400	638,548
Stag Industrial, Inc. Series A, 9.00%	280,000	7,700,000
Summit Hotel Properties, Inc. Series A, 9.25%	173,700	4,646,475
Sunstone Hotel Investors, Inc.:
Series A, 8.00%	126,400	3,184,016
Series D, 8.00%	20,200	521,160
Terreno Realty Corp. Series A 7.75%	44,310	1,146,300
UMH Properties, Inc. Series A, 8.25%	96,000	2,544,000
Urstadt Biddle Properties, Inc. Series F, 7.125% (a)	30,000	774,000
Weingarten Realty Investors (SBI) Series F, 6.50%	62,800	1,595,120
Winthrop Realty Trust:
7.75%	60,000	1,542,000
Series D, 9.25%	35,000	933,450
		128,002,822
Real Estate Management & Development - 0.6%
Forest City Enterprises, Inc. 7.375%	180,500	4,391,565
TOTAL FINANCIALS		132,394,387
TOTAL NONCONVERTIBLE PREFERRED STOCKS		135,280,171
TOTAL PREFERRED STOCKS (Cost $134,766,240)		142,072,747
Corporate Bonds - 26.6%
	Principal Amount
Convertible Bonds - 3.0%
CONSUMER DISCRETIONARY - 0.2%
Hotels, Restaurants & Leisure - 0.2%
Morgans Hotel Group Co. 2.375% 10/15/14	$ 1,365,000	1,248,975
Corporate Bonds - continued
	Principal Amount	Value
Convertible Bonds - continued
FINANCIALS - 2.8%
Real Estate Investment Trusts - 2.6%
Annaly Capital Management, Inc.:
4% 2/15/15	$ 405,000	$ 497,138
5% 5/15/15	6,690,000	6,802,894
CapLease, Inc. 7.5% 10/1/27 (f)	4,458,000	4,458,000
Northstar Realty Finance LP 8.875% 6/15/32 (f)	5,000,000	5,634,375
ProLogis LP:
1.875% 11/15/37	1,783,000	1,783,000
2.625% 5/15/38	405,000	407,045
		19,582,452
Real Estate Management & Development - 0.2%
Corporate Office Properties LP 4.25% 4/15/30 (f)	1,940,000	1,990,925
Grubb & Ellis Co. 7.95% 5/1/15 (d)(f)	1,540,000	770
		1,991,695
TOTAL FINANCIALS		21,574,147
TOTAL CONVERTIBLE BONDS		22,823,122
Nonconvertible Bonds - 23.6%
CONSUMER DISCRETIONARY - 7.8%
Hotels, Restaurants & Leisure - 0.7%
CityCenter Holdings LLC/CityCenter Finance Corp. 7.625% 1/15/16 (f)	440,000	467,500
FelCor Lodging LP 6.75% 6/1/19	1,375,000	1,467,813
Times Square Hotel Trust 8.528% 8/1/26 (f)	2,795,172	3,311,549
		5,246,862
Household Durables - 6.6%
D.R. Horton, Inc. 6.5% 4/15/16	811,000	906,293
KB Home:
5.875% 1/15/15	1,216,000	1,258,560
6.25% 6/15/15	5,634,000	5,972,040
7.25% 6/15/18	2,110,000	2,273,525
8% 3/15/20	2,395,000	2,670,425
9.1% 9/15/17	3,230,000	3,722,575
Lennar Corp.:
5.5% 9/1/14	3,242,000	3,436,520
5.6% 5/31/15	1,216,000	1,304,160
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Lennar Corp.: - continued
6.95% 6/1/18	$ 1,720,000	$ 1,932,850
M/I Homes, Inc. 8.625% 11/15/18	6,764,000	7,305,120
Meritage Homes Corp.:
7% 4/1/22	2,005,000	2,165,400
7.15% 4/15/20	440,000	480,700
Ryland Group, Inc.:
6.625% 5/1/20	445,000	493,950
8.4% 5/15/17	1,446,000	1,735,200
Standard Pacific Corp.:
8.375% 5/15/18	8,047,000	9,374,755
10.75% 9/15/16	3,284,000	4,072,160
Toll Brothers Finance Corp. 5.875% 2/15/22	450,000	506,250
		49,610,483
Multiline Retail - 0.5%
JC Penney Corp., Inc.:
5.65% 6/1/20	1,280,000	1,188,800
5.75% 2/15/18	756,000	738,045
Sears Holdings Corp. 6.625% 10/15/18	2,053,000	1,924,688
		3,851,533
TOTAL CONSUMER DISCRETIONARY		58,708,878
FINANCIALS - 14.1%
Diversified Financial Services - 0.6%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
7.75% 1/15/16	2,172,000	2,269,740
8% 1/15/18	1,215,000	1,306,125
8% 1/15/18 (f)	580,000	623,500
		4,199,365
Real Estate Investment Trusts - 9.8%
Camden Property Trust 5% 6/15/15	1,135,000	1,236,850
Commercial Net Lease Realty, Inc.:
6.15% 12/15/15	917,000	1,042,129
6.25% 6/15/14	949,000	1,022,291
CubeSmart LP 4.8% 7/15/22	1,000,000	1,099,700
Developers Diversified Realty Corp.:
7.5% 7/15/18	2,407,000	2,988,151
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Developers Diversified Realty Corp.: - continued
9.625% 3/15/16	$ 2,254,000	$ 2,795,404
Duke Realty LP 6.25% 5/15/13	608,000	624,971
Equity One, Inc.:
5.375% 10/15/15	405,000	445,075
6% 9/15/16	811,000	923,035
6.25% 12/15/14	811,000	903,616
6.25% 1/15/17	811,000	928,777
Health Care Property Investors, Inc.:
6% 6/15/14	660,000	706,158
6% 3/1/15	1,216,000	1,332,106
6.3% 9/15/16	3,850,000	4,442,858
7.072% 6/8/15	405,000	453,963
Health Care REIT, Inc. 4.125% 4/1/19	1,000,000	1,078,137
Healthcare Realty Trust, Inc.:
5.125% 4/1/14	811,000	852,483
6.5% 1/17/17	506,000	579,154
Highwoods/Forsyth LP 5.85% 3/15/17	2,593,000	2,879,996
Hospitality Properties Trust:
5% 8/15/22	823,000	878,456
5.625% 3/15/17	1,248,000	1,368,945
6.7% 1/15/18	811,000	940,899
7.875% 8/15/14	405,000	436,812
HRPT Properties Trust 6.25% 8/15/16	4,000,000	4,366,892
iStar Financial, Inc.:
5.85% 3/15/17	825,000	800,250
5.875% 3/15/16	8,610,000	8,437,800
5.95% 10/15/13	3,833,000	3,914,451
6.05% 4/15/15	2,887,000	2,858,130
6.5% 12/15/13	1,020,000	1,012,350
8.625% 6/1/13	1,745,000	1,806,075
9% 6/1/17	3,440,000	3,715,200
MPT Operating Partnership LP/MPT Finance Corp. 6.375% 2/15/22	890,000	930,050
National Retail Properties, Inc. 6.875% 10/15/17	1,621,000	1,959,463
Nationwide Health Properties, Inc.:
6% 5/20/15	1,540,000	1,719,017
6.25% 2/1/13	1,621,000	1,642,097
Omega Healthcare Investors, Inc. 7.5% 2/15/20	811,000	892,100
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Pan Pacific Retail Properties, Inc. 5.95% 6/1/14	$ 1,378,000	$ 1,475,481
Potlatch Corp. 7.5% 11/1/19	811,000	875,880
ProLogis LP 7.625% 7/1/17	1,268,000	1,498,294
Reckson Operating Partnership LP/SL Green Realty Corp./SL Green Operating Partnership LP 7.75% 3/15/20	811,000	979,607
Senior Housing Properties Trust:
6.75% 4/15/20	576,000	657,742
6.75% 12/15/21	2,000,000	2,301,548
UDR, Inc. 5.5% 4/1/14	1,000,000	1,056,348
United Dominion Realty Trust, Inc.:
5.25% 1/15/15	405,000	438,728
5.25% 1/15/16	811,000	897,911
		74,195,380
Real Estate Management & Development - 3.7%
AMB Property LP 5.9% 8/15/13	486,000	502,029
Brandywine Operating Partnership LP:
5.4% 11/1/14	1,216,000	1,303,991
6% 4/1/16	811,000	901,017
7.5% 5/15/15	405,000	457,675
CB Richard Ellis Services, Inc. 11.625% 6/15/17	811,000	900,210
Colonial Properties Trust:
6.15% 4/15/13	1,013,000	1,033,385
6.25% 6/15/14	1,293,000	1,387,044
Colonial Realty LP 6.05% 9/1/16	1,216,000	1,368,877
First Industrial LP 5.75% 1/15/16	811,000	861,488
Forest City Enterprises, Inc.:
6.5% 2/1/17	6,171,000	5,985,870
7.625% 6/1/15	2,583,000	2,581,386
Host Hotels & Resorts LP 6% 10/1/21	485,000	562,600
Kennedy-Wilson, Inc. 8.75% 4/1/19	215,000	227,642
Post Apartment Homes LP 6.3% 6/1/13	811,000	834,502
Realogy Corp.:
7.875% 2/15/19 (f)	1,450,000	1,555,125
9% 1/15/20 (f)	560,000	629,272
Regency Centers LP:
5.25% 8/1/15	3,250,000	3,572,725
5.875% 6/15/17	486,000	563,342
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Management & Development - continued
Toys 'R' Us Property Co. I LLC 10.75% 7/15/17	$ 2,035,000	$ 2,202,888
Ventas Realty LP 4% 4/30/19	597,000	644,202
		28,075,270
TOTAL FINANCIALS		106,470,015
HEALTH CARE - 1.4%
Health Care Equipment & Supplies - 0.3%
Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp. 7.75% 2/15/19	1,835,000	1,931,338
Health Care Providers & Services - 1.1%
Health Management Associates, Inc. 7.375% 1/15/20	385,000	413,875
Sabra Health Care LP/Sabra Capital Corp.:
8.125% 11/1/18	7,047,000	7,593,143
8.125% 11/1/18 (f)	520,000	559,000
		8,566,018
TOTAL HEALTH CARE		10,497,356
INDUSTRIALS - 0.1%
Industrial Conglomerates - 0.1%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. 7.375% 10/1/17 (f)	785,000	790,888
MATERIALS - 0.2%
Paper & Forest Products - 0.2%
Plum Creek Timberlands LP 5.875% 11/15/15	1,621,000	1,782,899
TOTAL NONCONVERTIBLE BONDS		178,250,036
TOTAL CORPORATE BONDS (Cost $184,768,790)		201,073,158
Asset-Backed Securities - 5.6%

Anthracite CDO I Ltd. Series 2002-CIBA Class B, 6.633% 5/24/37 (f)	1,331,000	1,331,000
Anthracite CDO III Ltd./Anthracite CDO III Corp. Series 2004-1A Class A, 0.5707% 3/23/19 (f)(g)	1,368,821	1,334,601
Asset-Backed Securities - continued
	Principal Amount	Value
Capital Trust RE CDO Ltd./Capital Trust RE CDO Corp. Series 2005-3A Class A2, 5.16% 6/25/35 (f)	$ 2,423,780	$ 2,469,347
CapitalSource Real Estate Loan Trust Series 2006-1A Class A2A, 0.6003% 1/20/37 (f)(g)	1,001,069	930,994
CBRE Realty Finance CDO LLC Series 2007-1A Class A1, 0.6013% 4/7/52 (f)(g)	3,248,966	2,761,621
Conseco Finance Securitizations Corp.:
Series 2002-1 Class M2, 9.546% 12/1/33	1,216,000	1,057,657
Series 2002-2 Class M2, 9.163% 3/1/33	2,026,000	1,110,977
Crest Clarendon Street Ltd./Crest Clarendon Corp. Series 2002-1A:
Class B1, 6.065% 12/28/35 (f)	819,041	816,174
Class B2, 1.7123% 12/28/35 (f)(g)	808,177	775,850
Deutsche Financial Capital Securitization LLC Series 1997-I Class M, 7.275% 9/15/27	1,627,000	1,530,410
Lehman ABS Manufactured Housing Contract Trust Series 2001-B Class M2, 7.17% 4/15/40	3,847,447	1,394,380
N-Star Real Estate CDO Ltd. Series 1A Class B1, 2.1019% 8/28/38 (f)(g)	3,574,000	3,305,950
Prima Capital Ltd. Series 2006-CR1A Class A2, 5.533% 12/28/48 (f)	2,570,000	2,621,400
Residential Asset Securities Corp. Series 2003-KS10 Class MI3, 6.41% 12/25/33	289,911	83,227
Wachovia Ltd./Wachovia LLC:
Series 2006-1 Class 1ML, 5.8693% 9/25/26 (f)(g)	2,432,000	1,228,160
Series 2006-1A:
Class A1A, 0.6293% 9/25/26 (f)(g)	1,896,110	1,727,925
Class A1B, 0.6993% 9/25/26 (f)(g)	11,266,000	9,604,265
Class A2A, 0.5893% 9/25/26 (f)(g)	2,575,457	2,541,461
Class C 0.8993% 9/25/26 (f)(g)	1,010,000	813,050
Class F, 1.5193% 9/25/26 (f)(g)	1,824,000	1,368,000
Class G, 1.7193% 9/25/26 (f)(g)	1,273,000	922,925
Class H, 2.0193% 9/25/26 (f)(g)	3,486,000	2,440,200
TOTAL ASSET-BACKED SECURITIES (Cost $37,763,052)		42,169,574
Collateralized Mortgage Obligations - 0.8%

Private Sponsor - 0.8%
COMM pass-thru certificates Series 2007-FL14 Class AJ, 0.394% 6/15/22 (f)(g)	1,301,164	1,259,269
FREMF Mortgage Trust:
Series 2010 K7 Class B, 5.6187% 4/25/20 (f)(g)	2,605,000	2,952,645
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
FREMF Mortgage Trust: - continued
Series 2010-K6 Class B, 5.5327% 12/25/46 (f)(g)	$ 811,000	$ 913,329
Merrill Lynch Mortgage Investors Trust Series 1998-C3 Class F, 6% 12/15/30 (f)	811,000	820,069
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $5,203,705)		5,945,312
Commercial Mortgage Securities - 22.8%

Banc of America Commercial Mortgage, Inc.:
sequential payer:
Series 2002-2 Class F, 5.487% 7/11/43	1,118,067	1,144,784
Series 2005-1 Class A3, 4.877% 11/10/42	41,803	41,777
Series 2005-1 Class CJ, 5.3664% 11/10/42 (g)	1,175,000	1,240,028
Banc of America Large Loan Trust floater Series 2010-HLTN Class HLTN, 1.964% 11/15/15 (f)(g)	27,593,207	27,535,668
Banc of America Large Loan, Inc. floater Series 2005-MIB1 Class K, 2.214% 3/15/22 (f)(g)	2,132,000	1,329,703
Banc of America REMIC Trust Series 2012-CLMZ Class A, 7.714% 8/15/17 (f)(g)	1,010,000	1,037,775
Bear Stearns Commercial Mortgage Securities, Inc. Series 2006-PW11 Class AJ, 5.6185% 3/11/39 (g)	2,432,000	2,418,311
Chase Commercial Mortgage Securities Corp. Series 1998-1 Class H, 6.34% 5/18/30 (f)	1,621,000	1,420,708
COMM pass-thru certificates:
floater Series 2006-FL12 Class AJ, 0.344% 12/15/20 (f)(g)	1,621,000	1,506,741
sequential payer Series 2004-RS1 Class A, 5.648% 3/3/41 (f)	1,274,449	1,285,664
Commercial Mortgage pass-thru certificates:
Series 2005-C6 Class AJ, 5.209% 6/10/44 (g)	2,000,000	2,104,598
Series 2012-CR1:
Class C, 5.547% 5/15/45	3,000,000	3,323,556
Class D, 5.547% 5/15/45 (f)	1,350,000	1,268,494
Commercial Mortgage Trust pass-thru certificates:
Series 2012-CR2 Class D, 5.02% 8/15/45 (f)(g)	500,000	501,844
Series 2012-LC4:
Class C, 5.8245% 12/10/44 (g)	780,000	883,965
Class D, 5.8245% 12/10/44 (f)(g)	2,830,000	2,721,755
Communication Mortgage Trust Series 2011-THL:
Class E, 5.949% 6/9/28 (f)	2,260,000	2,348,838
Class F, 4.867% 6/9/28 (f)	3,640,000	3,346,882
Commercial Mortgage Securities - continued
	Principal Amount	Value
Credit Suisse First Boston Mortgage Securities Corp.:
Series 1998-C2 Class F, 6.75% 11/15/30 (f)	$ 811,000	$ 869,435
Series 2003-C3 Class D, 4.131% 5/15/38	1,621,000	1,638,196
DBUBS Mortgage Trust Series 2011-LC1A Class E, 5.7283% 11/10/46 (f)(g)	2,450,000	2,497,846
Deutsche Mortgage & Asset Receiving Corp. Series 1998-C1 Class J, 6.22% 6/15/31	1,946,000	2,001,543
DLJ Commercial Mortgage Corp. Series 1998-CG1 Class B4, 7.4442% 6/10/31 (f)(g)	2,026,000	2,062,265
Extended Stay America Trust Series 2010-ESHA Class D, 5.4983% 11/5/27 (f)	4,500,000	4,551,832
Freddie Mac pass-thru certificates:
Series K011 Class X3, 2.662% 12/25/43 (g)(h)	4,947,000	820,124
Series K012 Class X3, 2.3658% 1/25/41 (g)(h)	2,846,999	421,774
Series K013 Class X3, 2.8847% 1/25/43 (g)(h)	4,806,000	873,740
G-Force LLC sequential payer Series 2005-RRA Class A2, 4.83% 8/22/36 (f)	5,230,611	5,258,334
GMAC Commercial Mortgage Securities, Inc.:
Series 1997-C2 Class G, 6.75% 4/15/29 (g)	870,795	967,625
Series 1999-C1 Class F, 6.02% 5/15/33 (f)	935,690	958,023
Series 1999-C3 Class J, 6.974% 8/15/36	2,204,000	2,165,368
Series 2000-C1 Class K, 7% 3/15/33	148,776	112,886
Series 2003-C3 Class H, 5.9082% 4/10/40 (f)(g)	830,000	754,182
Greenwich Capital Commercial Funding Corp.:
sequential payer Series 2003-C1 Class D, 4.29% 7/5/35 (f)	811,000	820,232
Series 2002-C1 Class H, 5.903% 1/11/35 (f)	925,000	923,656
Series 2005-GG3 Class B, 4.894% 8/10/42 (g)	885,000	902,746
GS Mortgage Securities Corp. II:
floater Series 2007-EOP Class L, 5.4585% 3/6/20 (f)(g)	2,270,000	2,271,119
Series 2012-GCJ7:
Class C, 5.9059% 5/10/45 (g)	3,500,000	3,874,275
Class D, 5.722% 5/10/45 (f)	2,500,000	2,413,456
GS Mortgage Securities Corp. Trust Series 2011-ALF Class E, 4.953% 2/10/21 (f)	6,300,000	6,330,870
GS Mortgage Securities Trust:
Series 2010-C2 Class D, 5.4021% 12/10/43 (f)(g)	2,000,000	2,022,290
Series 2012-GC6 Class C, 5.827% 1/10/45 (f)(g)	2,400,000	2,675,916
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2009-IWST Class D, 7.6935% 12/5/27 (f)(g)	2,779,000	3,180,610
Series 2010-CNTM Class MZ, 8.5% 8/5/20 (f)	2,620,000	2,765,670
Series 2010-CNTR Class D, 6.3899% 8/5/32 (f)(g)	1,216,000	1,284,632
Commercial Mortgage Securities - continued
	Principal Amount	Value
JPMorgan Chase Commercial Mortgage Securities Corp.: - continued
Series 2012-CBX Class C, 5.3635% 6/16/45 (g)	$ 1,240,000	$ 1,340,642
LB Commercial Conduit Mortgage Trust Series 1998-C4 Class G, 5.6% 10/15/35 (f)	765,213	791,485
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2005-C3 Class AJ, 4.843% 7/15/40	3,760,000	3,930,580
Series 2005-C7 Class AJ, 5.323% 11/15/40	1,240,000	1,303,428
Series 2005-C1 Class E, 4.924% 2/15/40	1,000,000	974,822
Series 2006-C4 Class AJ, 6.0837% 6/15/38 (g)	2,511,000	2,339,027
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2007-LLFA Class E, 1.114% 6/15/22 (f)(g)	1,770,000	1,701,358
Lstar Commercial Mortgage Trust:
Series 2011-1 Class D, 5.5914% 6/25/43 (f)(h)	1,564,000	1,553,590
Series 2011-1 Class B, 5.5914% 6/25/43 (f)(h)	1,897,000	2,088,385
Mezz Capital Commercial Mortgage Trust sequential payer Series 2004-C2 Class A, 5.318% 10/15/40 (f)	2,638,984	2,177,162
Morgan Stanley Capital I Trust:
sequential payer:
Series 2012-C4 Class E, 5.71% 3/15/45 (f)	1,250,000	1,159,835
Series 2004-RR2 Class A2, 5.45% 10/28/33 (f)	989,242	993,002
Series 2006-HQ10 Class AM, 5.36% 11/12/41	3,769,000	4,159,223
Series 1997-RR Class F, 7.3941% 4/30/39 (f)(g)	248,690	232,525
Series 1998-CF1 Class G, 7.35% 7/15/32 (f)	1,798,366	1,307,058
Series 2006-IQ12 Class AMFX, 5.37% 12/15/43	3,242,000	3,575,472
Series 2011-C1 Class C, 5.4212% 9/15/47 (f)(g)	2,000,000	2,207,170
Series 2011-C2:
Class D, 5.4947% 6/15/44 (f)(g)	1,532,000	1,599,436
Class E, 5.4947% 6/15/44 (f)(g)	1,946,000	1,905,410
Class F, 5.4947% 6/15/44 (f)(g)	1,467,000	1,240,935
Class XB, 0.5394% 6/15/44 (f)(g)(h)	51,641,000	1,644,353
Series 2011-C3 Class C, 5.3572% 7/15/49 (f)(g)	2,000,000	2,228,554
Series 2012-C4 Class D, 5.7107% 3/15/45 (f)(g)	1,640,000	1,736,120
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (f)	1,000,305	1,208,369
RBSCF Trust Series 2010-MB1 Class D, 4.8334% 4/15/24 (f)(g)	2,687,000	2,733,875
TimberStar Trust I Series 2006-1 Class F, 7.5296% 10/15/36 (f)	2,026,000	2,094,588
UBS Commercial Mortgage Trust Series 2007-FL1 Class F, 0.789% 7/15/24 (f)(g)	1,459,000	1,105,128
Commercial Mortgage Securities - continued
	Principal Amount	Value
Wachovia Bank Commercial Mortgage Trust:
Series 2004-C10 Class E, 4.931% 2/15/41	$ 1,621,000	$ 1,663,107
Series 2004-C12 Class D, 5.4889% 7/15/41 (g)	1,824,000	1,846,233
Series 2004-C14 Class B, 5.17% 8/15/41	2,708,000	2,860,531
WF-RBS Commercial Mortgage Trust:
Series 2011-C3:
Class C, 5.335% 3/15/44 (g)	2,100,000	2,349,491
Class D, 5.7219% 3/15/44 (f)(g)	1,000,000	996,754
Series 2011-C5 Class C, 5.8245% 11/15/44 (f)(g)	1,250,000	1,425,998
Series 2012-C7 Class D, 5.0063% 6/15/45 (f)(g)	620,000	638,756
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $156,456,569)		171,992,138
Floating Rate Loans - 7.3%

CONSUMER DISCRETIONARY - 3.6%
Hotels, Restaurants & Leisure - 3.4%
Hilton Hotels Corp.:
Tranche C, term loan 3.24% 11/12/15 (g)	15,000,000	14,306,250
Tranche D, term loan 3.471% 11/12/15 (g)	12,500,000	11,890,625
		26,196,875
Specialty Retail - 0.2%
The Pep Boys - Manny, Moe & Jack Tranche B, term loan 5% 10/11/18 (g)	1,360,000	1,370,200
TOTAL CONSUMER DISCRETIONARY		27,567,075
FINANCIALS - 2.4%
Diversified Financial Services - 1.0%
Blackstone REL 10% 10/1/2017	7,500,000	7,650,000
Pilot Travel Centers LLC Tranche B 2LN, term loan 4.25% 8/7/19 (g)	190,000	191,425
		7,841,425
Real Estate Investment Trusts - 0.5%
iStar Financial, Inc. Tranche B, term loan 5.75% 10/11/17 (g)	4,000,000	3,995,000
Real Estate Management & Development - 0.9%
CB Richard Ellis Services, Inc. Tranche D, term loan 3.7208% 9/4/19 (g)	1,020,221	1,017,671
EOP Operating LP term loan 5.25% 2/5/13 (g)	1,700,000	1,641,690
Floating Rate Loans - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Management & Development - continued
Equity Inns Reality LLC Tranche A, term loan 9.5% 11/2/12 (g)	$ 1,000,000	$ 911,361
Realogy Corp.:
Credit-Linked Deposit 3.2143% 10/10/13 (g)	235,043	223,291
Credit-Linked Deposit 4.4643% 10/10/16 (g)	198,653	197,163
term loan 4.464% 10/10/16 (g)	2,545,171	2,538,808
		6,529,984
TOTAL FINANCIALS		18,366,409
HEALTH CARE - 0.5%
Health Care Providers & Services - 0.5%
Community Health Systems, Inc. term loan 3.9212% 1/25/17 (g)	393,006	391,532
Health Management Associates, Inc. Tranche B, term loan 4.5% 11/18/18 (g)	496,250	500,592
Skilled Healthcare Group, Inc. term loan 6.75% 4/9/16 (g)	3,214,312	3,190,205
		4,082,329
INDUSTRIALS - 0.5%
Construction & Engineering - 0.5%
Drumm Investors LLC Tranche B, term loan 5% 5/4/18 (g)	3,616,670	3,462,962
TELECOMMUNICATION SERVICES - 0.3%
Wireless Telecommunication Services - 0.3%
Crown Castle Operating Co. Tranche B, term loan 4% 1/31/19 (g)	1,991,032	2,000,987
TOTAL FLOATING RATE LOANS (Cost $54,640,805)		55,479,762
Money Market Funds - 3.6%
	Shares	Value
Fidelity Cash Central Fund, 0.19% (b)	24,394,057	$ 24,394,057
Fidelity Securities Lending Cash Central Fund, 0.19% (b)(c)	2,513,575	2,513,575
TOTAL MONEY MARKET FUNDS (Cost $26,907,632)		26,907,632
TOTAL INVESTMENT PORTFOLIO - 100.4% (Cost $692,493,364)		758,458,546
NET OTHER ASSETS (LIABILITIES) - (0.4)%		(2,664,420)
NET ASSETS - 100%		$ 755,794,126
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Security is in default.
(e) Security or a portion of the security is on loan at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $188,524,324 or 24.9% of net assets.

(g) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(h) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 11,345
Fidelity Securities Lending Cash Central Fund	4,176
Total	$ 15,521
Other Information

The following is a summary of the inputs used, as of October 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 3,844,194	$ 3,844,194	$ -	$ -
Financials	239,794,232	233,169,287	4,274,695	2,350,250
Health Care	11,252,544	11,252,544	-	-
Corporate Bonds	201,073,158	-	201,073,158	-
Asset-Backed Securities	42,169,574	-	31,844,378	10,325,196
Collateralized Mortgage Obligations	5,945,312	-	5,945,312	-
Commercial Mortgage Securities	171,992,138	-	161,933,325	10,058,813
Floating Rate Loans	55,479,762	-	46,188,072	9,291,690
Money Market Funds	26,907,632	26,907,632	-	-
Total Investments in Securities:	$ 758,458,546	$ 275,173,657	$ 451,258,940	$ 32,025,949
Valuation Inputs at Reporting Date:
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Other Investments in Securities
Beginning Balance	$ 3,470,000
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(87,710)
Cost of Purchases	-
Proceeds of Sales	(1,032,040)
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 2,350,250
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at October 31, 2012	$ (29,750)
Asset-Backed Securities
Beginning Balance	$ 15,625,880
Total Realized Gain (Loss)	624,123
Total Unrealized Gain (Loss)	79,367
Cost of Purchases	-
Proceeds of Sales	(2,574,902)
Amortization/Accretion	218,473
Transfers in to Level 3	-
Transfers out of Level 3	(3,647,745)
Ending Balance	$ 10,325,196
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at October 31, 2012	$ 79,367
Investments in Securities:
Commercial Mortgage Securities
Beginning Balance	$ 19,153,838
Total Realized Gain (Loss)	1,009,559
Total Unrealized Gain (Loss)	(199,191)
Cost of Purchases	-
Proceeds of Sales	(4,154,595)
Amortization/Accretion	220,929
Transfers in to Level 3	-
Transfers out of Level 3	(5,971,727)
Ending Balance	$ 10,058,813
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at October 31, 2012	$ 282,256
Floating Rate Loans
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	140,254
Cost of Purchases	9,199,811
Proceeds of Sales	(58,492)
Amortization/Accretion	10,117
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 9,291,690
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at October 31, 2012	$ 140,254

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period, and includes the value of securities received through affiliated in-kind transactions. Transfers into Level 3 were attributable to a lack of observable market data resulting from decreases in market activity, decreases in liquidity, security restructurings or corporate actions. Transfers out of Level 3 were attributable to observable market data becoming available for those securities. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At October 31, 2012, the cost of investment securities for income tax purposes was $692,497,717. Net unrealized appreciation aggregated $65,960,829, of which $68,505,941 related to appreciated investment securities and $2,545,112 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by security type and may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, and floating rate loans, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and are generally categorized as Level 2 in the hierarchy. For asset backed securities, collateralized mortgage obligations and commercial mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.
The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.
Asset Type	Fair Value at 10/31/12	Valuation Technique(s)	Unobservable Input	Range	Weighted Average
Asset-Backed Securities	$ 2,147,174	Discounted cash flow	Yield	3.54% - 6.54%	4.68%
Commercial Mortgage Securities	$ 1,105,128	Market comparable	Spread	40.25%	40.25%
Common Stocks	$ 2,350,250	Market comparable	Transaction price	$ 19.75	$ 19.75
Floating Rate Loans	$ 7,650,000	Discounted cash flow	Internal rate of return	10.04%	10.04%

For the unobservable inputs listed in the table above, a significant increase in yields, spreads or internal rate of return could result in a significant decrease to the fair value measurement. A significant increase in transactions prices could result in a significant increase to the fair value measurement.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Series Real
Estate Equity Fund

October 31, 2012

1.930458.101

SLE-QTLY-1212

Investments October 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.2%
	Shares	Value
HEALTH CARE PROVIDERS & SERVICES - 2.3%
Health Care Facilities - 2.3%
Brookdale Senior Living, Inc. (a)	341,246	$ 8,005,631
Emeritus Corp. (a)	460,264	10,332,927
TOTAL HEALTH CARE FACILITIES		18,338,558
REAL ESTATE INVESTMENT TRUSTS - 93.4%
REITs - Apartments - 17.4%
American Campus Communities, Inc.	26,700	1,209,777
Apartment Investment & Management Co. Class A	319,300	8,522,117
AvalonBay Communities, Inc.	85,100	11,536,156
Camden Property Trust (SBI)	426,672	28,002,483
Education Realty Trust, Inc.	1,734,100	18,260,073
Equity Residential (SBI)	331,251	19,017,120
Essex Property Trust, Inc.	221,367	33,205,050
Home Properties, Inc.	297,507	18,085,451
TOTAL REITS - APARTMENTS		137,838,227
REITs - Factory Outlets - 0.4%
Tanger Factory Outlet Centers, Inc.	105,400	3,316,938
REITs - Health Care Facilities - 12.3%
HCP, Inc.	671,859	29,763,354
Health Care REIT, Inc.	107,570	6,392,885
Ventas, Inc.	970,510	61,404,168
TOTAL REITS - HEALTH CARE FACILITIES		97,560,407
REITs - Hotels - 4.7%
Chesapeake Lodging Trust	648,466	12,223,584
Host Hotels & Resorts, Inc.	821,000	11,871,660
Sunstone Hotel Investors, Inc. (a)	1,348,866	13,326,796
TOTAL REITS - HOTELS		37,422,040
REITs - Industrial Buildings - 14.8%
DCT Industrial Trust, Inc.	1,063,600	6,860,220
First Potomac Realty Trust	244,400	2,910,804
Prologis, Inc.	1,414,926	48,517,813
Common Stocks - continued
	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - CONTINUED
REITs - Industrial Buildings - continued
Public Storage	390,350	$ 54,114,221
Stag Industrial, Inc.	262,100	4,539,572
TOTAL REITS - INDUSTRIAL BUILDINGS		116,942,630
REITs - Malls - 17.6%
CBL & Associates Properties, Inc.	1,205,300	26,962,561
General Growth Properties, Inc.	731,700	14,385,222
Simon Property Group, Inc.	642,368	97,774,831
TOTAL REITS - MALLS		139,122,614
REITs - Management/Investment - 1.4%
Digital Realty Trust, Inc.	90,474	5,557,818
Lexington Corporate Properties Trust	191,900	1,821,131
Retail Properties America, Inc.	279,062	3,415,719
TOTAL REITS - MANAGEMENT/INVESTMENT		10,794,668
REITs - Mobile Home Parks - 0.7%
Sun Communities, Inc.	136,922	5,747,986
REITs - Office Buildings - 14.6%
Boston Properties, Inc.	347,800	36,971,140
Cousins Properties, Inc.	196,300	1,650,883
Douglas Emmett, Inc.	822,500	19,287,625
Highwoods Properties, Inc. (SBI)	577,517	18,624,923
SL Green Realty Corp.	438,900	33,049,170
Sovran Self Storage, Inc.	107,800	6,230,840
TOTAL REITS - OFFICE BUILDINGS		115,814,581
REITs - Shopping Centers - 9.5%
Acadia Realty Trust (SBI)	447,100	11,481,528
Cedar Shopping Centers, Inc.	782,700	4,140,483
Equity One, Inc.	1,094,369	22,872,312
Excel Trust, Inc.	108,892	1,339,372
Glimcher Realty Trust	959,900	10,242,133
Kimco Realty Corp.	534,700	10,437,344
Common Stocks - continued
	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - CONTINUED
REITs - Shopping Centers - continued
Kite Realty Group Trust	773,200	$ 4,229,404
Vornado Realty Trust	133,100	10,675,951
TOTAL REITS - SHOPPING CENTERS		75,418,527
TOTAL REAL ESTATE INVESTMENT TRUSTS		739,978,618
REAL ESTATE MANAGEMENT & DEVELOPMENT - 1.5%
Real Estate Operating Companies - 0.9%
Forest City Enterprises, Inc. Class A (a)	460,900	7,397,445
Real Estate Services - 0.6%
CBRE Group, Inc. (a)	237,089	4,272,344
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT		11,669,789
TOTAL COMMON STOCKS (Cost $690,395,456)		769,986,965
Money Market Funds - 3.1%

Fidelity Cash Central Fund, 0.19% (b) (Cost $24,566,519)	24,566,519	24,566,519
TOTAL INVESTMENT PORTFOLIO - 100.3% (Cost $714,961,975)		794,553,484
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(2,013,344)
NET ASSETS - 100%		$ 792,540,140
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 11,229
Fidelity Securities Lending Cash Central Fund	5,348
Total	$ 16,577
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At October 31, 2012, the cost of investment securities for income tax purposes was $715,459,203. Net unrealized appreciation aggregated $79,094,281, of which $84,807,932 related to appreciated investment securities and $5,713,651 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by security type and may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Securities Fund's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Securities Fund

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	December 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	December 28, 2012
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	December 28, 2012